                              POLICYHOLDER LETTER

Dear Policyholders:

As President of the Endeavor Series Trust, I am pleased to report positive investment returns for the period ending June 30, 1998. Through quality investments, the Endeavor Management Team continues to position the portfolios of Endeavor Series Trust to benefit from present and future financial markets to meet long-term financial objectives.

Endeavor is pleased to have recently added two new portfolios, the Endeavor Select 50 Portfolio managed by Montgomery Asset Management LLC, and the Endeavor High Yield Portfolio managed by Massachusetts Financial Services Company. In the third quarter of 1998 the Endeavor Variable Annuity will include two additional investment options, The Dow Target 5 and The Dow Target 10 Subaccounts, managed by First Trust Advisers L.P., which are part of the new Endeavor Target Account.

On behalf of the Board of Trustees and the entire Endeavor Management Team, I would like to sincerely thank you for your continued confidence in the Endeavor Variable Annuity and the Endeavor Series Trust.

Questions and comments from our policyholders are always welcome. Please do not hesitate to give us a call.

Sincerely,

/s/ Vincent J. McGuinness, Jr.

Vincent J. (VJ) McGuinness, Jr.
President
Endeavor Series Trust

August 13, 1998

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- 96.7%
  MEDICAL SUPPLIES -- 10.2%
    63,400 Beckman Coulter Inc.+.................................   $  3,693,050
   104,800 CONMED Corporation+...................................      2,410,400
    69,700 ESC Medical Systems Ltd. .............................      2,352,375
    74,200 Haemonetics Corporation...............................      1,187,200
    65,300 Perrigo Company.......................................        657,081
   134,000 Quest Diagnostics, Inc.+..............................      2,931,250
    73,700 Respironics Inc.......................................      1,146,956
    58,500 Spacelabs Medical, Inc.+..............................        979,875
    48,200 Teva Pharmaceutical Industries Ltd. ..................      1,696,038
                                                                    ------------
                                                                      17,054,225
                                                                    ------------
  OIL AND GAS -- 9.4%
    11,600 Devon Energy Corporation..............................        405,275
    92,400 EEX Corporation.......................................        866,250
    26,100 Gulf Indonesia Resources Ltd.+........................        300,150
    67,200 Houston Exploration Company+..........................      1,541,400
    88,700 Lomak Petroleum Incorporated..........................        925,806
    19,500 Newfield Exploration Company..........................        485,063
    38,700 Oryx Energy Company+..................................        856,237
    12,200 Pennzoil Company......................................        617,625
    25,800 Petsec Energy Ltd., Sponsored ADR.....................        417,638
   191,900 Santa-Fe Energy Resources, Inc. ......................      2,062,925
   100,800 Tesoro Petroleum Corporation..........................      1,600,200
    42,700 Titan Exploration, Inc.+..............................        378,962
    84,800 Valero Energy Corporation.............................      2,819,600
    71,200 Vintage Petroleum Inc. ...............................      1,343,900
    63,500 Forcenergy Inc. ......................................      1,131,094
                                                                    ------------
                                                                      15,752,125
                                                                    ------------
  RETAIL -- 7.5%
   117,600 Ann Taylor Stores Corporation+........................      2,491,650
   100,900 Brown Group Inc. .....................................      2,005,387
    25,100 Brylane Inc. .........................................      1,154,600
    89,000 Claire's Stores, Inc. ................................      1,824,500
    15,000 Discount Auto Parts Inc. .............................        390,000
    46,100 Finlay Enterprises Inc. ..............................      1,112,162
    82,300 Gymboree Corporation+.................................      1,247,359
    47,000 Huffy Corporation.....................................        851,875
    25,400 Lone Star Steakhouse & Saloon+........................        350,838
    18,200 Ruby Tuesday Inc. ....................................        282,100
    14,500 Tommy Hilfiger Corporation+...........................        906,250
                                                                    ------------
                                                                      12,616,721
                                                                    ------------
  FINANCIAL SERVICES -- 7.4%
    46,800 Anthracite Capital Inc. ..............................        649,350
    35,528 Astoria Financial Corporation.........................      1,900,748
    45,000 Bay View Capital Corporation..........................      1,428,750
        14 Downey Financial Corporation..........................            466
    13,300 First Savings Bank of Washington......................        335,825
    90,800 Golden State Bancorp Inc.+............................      2,701,300
    21,400 Golden State Bancorp Inc., Litigation.................        113,688
    41,600 Independence Community Bank...........................        707,200

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

    60,100 Long Island Bancorp, Inc. ............................   $  3,651,075
    48,000 PFF Bancorp Inc. .....................................        894,000
                                                                    ------------
                                                                      12,382,402
                                                                    ------------
  ELECTRONICS -- 7.2%
    23,700 Berg Electronics Corporation..........................        463,631
   132,300 CHS Electronics Inc. .................................      2,364,862
    64,900 Credence Systems Corporation..........................      1,233,100
    21,400 Etec Systems Inc. ....................................        753,013
    38,200 FSI International, Inc.+..............................        370,062
    50,000 General Semiconductor Inc.+...........................        493,750
    48,300 International Rectifier Corporation+..................        410,550
    31,400 KLA-Tencor Corporation+...............................        869,388
    42,600 Kulicke & Soffa Industries Inc. ......................        724,200
    95,500 Lam Research Corporation+.............................      1,826,437
    63,400 Oak Industries, Inc.+.................................      2,242,775
    25,600 Silicon Valley Group Inc.+............................        411,200
                                                                    ------------
                                                                      12,162,968
                                                                    ------------
  COMPUTER SERVICE AND SOFTWARE -- 6.4%
     7,200 Ardent Software Inc. .................................         99,000
    67,600 Diamond Multimedia Systems............................        462,638
    97,700 GT Interactive Software Corporation...................        735,803
    73,500 In Focus Systems Inc. ................................        519,094
   167,200 The Learning Company..................................      4,953,300
   124,300 Symantec Corporation+.................................      3,247,337
    81,300 Shiva Corporation.....................................        680,888
                                                                    ------------
                                                                      10,698,060
                                                                    ------------
  AEROSPACE & DEFENSE -- 5.1%
    33,100 Alliant Techsystems Inc.+.............................      2,093,575
    58,100 B.E. Aerospace Inc. ..................................      1,692,162
    57,900 Doncasters PLC, ADR...................................      1,610,344
    66,700 Fairchild Corporation, (The)+.........................      1,346,506
    12,600 Special Devices, Inc. ................................        445,725
    47,100 Tristar Aerospace Company.............................        730,050
    24,800 Watkins-Johnson Company...............................        644,800
                                                                    ------------
                                                                       8,563,162
                                                                    ------------
  BUILDING AND CONSTRUCTION -- 4.8%
   125,700 CalMat Company........................................      2,765,400
    83,300 Chicago Bridge & Iron Company+........................      1,291,150
    95,700 Halter Marine Group, Inc. ............................      1,441,481
    41,400 Newport News Shipbuilding Inc. .......................      1,107,450
    49,800 Oakwood Homes Corporation.............................      1,494,000
                                                                    ------------
                                                                       8,099,481
                                                                    ------------
  CONTAINERS -- 4.4%
    94,700 Ball Corporation......................................      3,805,756
    96,300 Gaylord Container Corporation, Class A................        740,306
   180,100 Stone Container Corporation...........................      2,814,063
                                                                    ------------
                                                                       7,360,125
                                                                    ------------
  TRANSPORTATION -- 4.2%
   102,800 Arkansas Best Corporation.............................        963,750
    26,800 Arnold Industries, Inc. ..............................        395,300

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- (CONTINUED)
  TRANSPORTATION -- (CONTINUED)
    63,800 Avondale Industries, Inc. ............................   $  1,760,481
    25,000 Covenant Transport Inc., Class A......................        487,500
    18,900 Knightsbridge Tankers Ltd.+...........................        505,575
    55,300 Tranz Rail Holdings Ltd. .............................        366,362
    21,400 Wisconsin Central Transportation Corporation..........        468,125
   117,400 Yellow Corporation+...................................      2,179,238
                                                                    ------------
                                                                       7,126,331
                                                                    ------------
  INSURANCE -- 4.1%
    38,000 Allmerica Financial Corporation.......................      2,470,000
    18,600 Berkley, W.R. Corporation.............................        745,163
    31,200 Citizens Corporation..................................        976,950
    35,900 Everest Reinsurance Holdings, Inc. ...................      1,379,906
    19,200 Guarantee Life Companies..............................        420,000
    27,700 SCPIE Holdings Inc. ..................................        938,337
                                                                    ------------
                                                                       6,930,356
                                                                    ------------
  AUTO PARTS -- 3.0%
     7,500 Arvin Industries Inc. ................................        272,344
    37,500 Breed Technologies Inc. ..............................        574,219
    59,400 Dura Automotive Systems Inc. .........................      1,908,225
    24,600 Federal-Mogul Corporation.............................      1,660,500
    87,600 Miller Industries, Inc. ..............................        678,900
                                                                    ------------
                                                                       5,094,188
                                                                    ------------
  ENVIRONMENTAL SERVICES -- 2.4%
 1,116,100 DSC Communications Corporation........................      4,045,863
                                                                    ------------
  MACHINERY AND ENGINEERING -- 2.2%
    35,800 Amcast Industrial Corporation.........................        666,775
    26,900 Cummins Engine Inc. ..................................      1,378,625
    25,400 Global Industries Tech Inc. ..........................        365,125
    72,100 OmniQuip International, Inc. .........................      1,333,850
                                                                    ------------
                                                                       3,744,375
                                                                    ------------
  SERVICES -- 2.0%
    59,800 Aviall Inc. ..........................................        818,512
    52,800 Borg-Warner Security Corporation......................      1,194,600
   109,000 Danka Business Systems, ADR...........................      1,287,562
                                                                    ------------
                                                                       3,300,674
                                                                    ------------
  PAPER AND PAPER PRODUCTS -- 1.8%
   174,300 Unisource Worldwide Inc.+.............................      1,884,619
    52,500 Wausau-Mosinee Paper Corporation......................      1,200,938
                                                                    ------------
                                                                       3,085,557
                                                                    ------------
  MEDIA AND COMMUNICATIONS -- 1.6%
    52,600 Emmis Broadcasting Corporation+.......................      2,514,937
    15,200 Ortel Corporation+....................................        235,600
                                                                    ------------
                                                                       2,750,537
                                                                    ------------
  COMPUTERS -- 1.5%
    66,000 LTX Corporation+......................................        323,813
    35,500 Read-Rite Corporation+................................        321,719
    73,900 Wang Laboratories Inc. ...............................      1,879,831
                                                                    ------------
                                                                       2,525,363
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- (CONTINUED)
  METALS & MINING -- 1.5%
     2,700 Intermet Corporation..................................   $     48,937
    27,500 Shaw Group Inc. ......................................        715,000
    45,300 Wolverine Tube Inc.+..................................      1,721,400
                                                                    ------------
                                                                       2,485,337
                                                                    ------------
  NETWORKING PRODUCTS -- 1.4%
   104,000 Adaptec Inc. .........................................      1,488,500
    60,000 Hypercom Corporation..................................        637,500
     8,200 Splash Technology Holdings Inc. ......................        140,938
                                                                    ------------
                                                                       2,266,938
                                                                    ------------
  TEXTILES AND APPAREL -- 1.3%
    17,200 Authentic Fitness Corporation.........................        271,975
    35,400 Guilford Mills Inc.+..................................        708,000
    75,900 Phillips-Van Heusen Company...........................      1,119,525
                                                                    ------------
                                                                       2,099,500
                                                                    ------------
  LEISURE -- 0.9%
   137,700 Boyd Gaming Corporation+..............................        817,594
    28,100 Carmike Cinemas, Inc., Class A+.......................        756,944
                                                                    ------------
                                                                       1,574,538
                                                                    ------------
  HOTELS/RESORTS -- 0.9%
   100,400 Station Casinos Inc.+.................................      1,474,625
                                                                    ------------
  HEALTH CARE -- 0.8%
    35,700 Integrated Health Services............................      1,338,750
                                                                    ------------
  MARINE SERVICES -- 0.8%
   132,800 Horizon Offshore Inc. ................................      1,303,100
                                                                    ------------
  CONSUMER SERVICES -- 0.8%
    35,700 ACNielsen Corporation+................................        901,425
    43,500 Cambridge Shopping Centers++..........................        391,679
                                                                    ------------
                                                                       1,293,104
                                                                    ------------
  REAL ESTATE -- 0.7%
    34,400 Kaufman & Broad Home Corporation......................      1,092,200
                                                                    ------------
  FOOD AND BEVERAGES -- 0.5%
    37,800 J.M. Smucker Company, Class B.........................        921,375
                                                                    ------------
  MANUFACTURING -- 0.5%
    28,100 Imation Corporation+..................................        465,406
    23,400 O'Sullivan Industries Holding Inc. ...................        327,600
     5,800 Trimble Navigation Ltd.+..............................         93,888
       400 U.S Industiries, Inc.+................................          9,900
                                                                    ------------
                                                                         896,794
                                                                    ------------
  STEEL -- 0.5%
   105,400 ARMCO Inc. ...........................................        671,925
    12,000 Birmingham Steel Corporation..........................        148,500
                                                                    ------------
                                                                         820,425
                                                                    ------------
  RECYCLING -- 0.5%
   190,400 Philip Services Corporation...........................        785,400
                                                                    ------------
  CHEMICALS -- 0.4%
    31,700 Quaker Chemical Corporation...........................        600,319
                                                                    ------------
           Total Common Stocks
            (Cost $163,425,004)..................................    162,244,918
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                            --------

 COMMERCIAL PAPER -- 3.3% (COST $5,526,000)
 $5,526,000 General Electric Capital Corporation,
             6.450% due 07/01/1998...............................   $  5,526,000
                                                                    ------------
TOTAL INVESTMENTS
 (COST $168,951,004*)...................................... 100.0%  167,770,918
OTHER ASSETS AND LIABILITIES (NET).........................   0.0        35,763
                                                            -----  ------------
NET ASSETS................................................. 100.0% $167,806,681
                                                            =====  ============

------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                            --------

 U.S. TREASURY OBLIGATIONS -- 47.1%
  U.S. TREASURY NOTES -- 27.2%
 $10,000,000 6.375% due 08/15/2002................................   $10,306,200
   7,000,000 5.500% due 02/28/2003................................     6,994,540
                                                                     -----------
                                                                      17,300,740
                                                                     -----------
  U.S. TREASURY BILLS --17.5%
   1,200,000 8.125% due 05/15/2021................................     1,562,436
   8,008,000 7.250% due 08/15/2022................................     9,582,053
                                                                     -----------
                                                                      11,144,489
                                                                     -----------
  U.S. TREASURY INFLATION INDEX NOTES -- 2.3%
   1,500,000 3.625% due 04/15/2028................................     1,481,715
                                                                     -----------
             Total U.S. Treasury Obligations
              (Cost $28,833,140)..................................    29,926,944
                                                                     -----------
 MORTGAGE-BACKED SECURITIES -- 26.8%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 11.9%
             GNMA:
     226,646 8.000% due 07/15/2017................................       237,321
     176,982 8.500% due 12/15/2021................................       187,511
     285,216 9.000% due 12/15/2021................................       306,873
     228,736 7.000% due 11/15/2023................................       232,739
     386,362 7.500% due 12/15/2023................................       397,467
     372,848 8.000% due 06/15/2027................................       386,364
     366,810 8.000% due 07/15/2027................................       380,107
   1,420,568 8.000% due 08/15/2027................................     1,472,064
   4,000,000 6.500% due 06/01/2028, TBA...........................     3,986,250
                                                                     -----------
                                                                       7,586,696
                                                                     -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 9.5%
             FNMA:
   3,800,000 5.625% due 03/15/2001................................     3,794,072
     148,359 7.000% due 08/01/2003................................       150,193
     193,494 7.500% due 06/01/2009................................       198,893
     763,776 6.500% due 02/01/2013................................       768,068
     503,885 6.500% due 03/01/2013................................       506,717
      54,095 7.000% due 07/01/2022................................        54,954
     150,545 7.000% due 07/01/2023................................       152,803
     243,833 6.500% due 02/01/2026................................       243,374
     196,496 7.000% due 09/01/2026................................       199,259
                                                                     -----------
                                                                       6,068,333
                                                                     -----------
  STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 4.7%
             SLMA,
  12,360,000 Zero Coupon due 10/03/2022...........................     2,964,422
                                                                     -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.6%
             FHLMC Gold:
     170,746 9.500% due 07/25/2022................................       184,852
     207,324 9.500% due 12/01/2022................................       224,393
                                                                     -----------
                                                                         409,245
                                                                     -----------
             Total Mortgage-Backed Securities
              (Cost $16,800,910)..................................    17,028,696
                                                                     -----------

 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (NOTE 1)
 ---------                                                           --------

 AGENCY SECURITIES -- 9.8%
  FEDERAL HOME LOAN BANK (FHLB) -- 8.8%
             FHLB:
 $   550,000 5.590% due 01/05/2001...............................   $   548,966
   5,000,000 5.910% due 03/19/2005...............................     5,035,950
                                                                    -----------
                                                                      5,584,916
                                                                    -----------
  TENNESSEE VALLEY AUTHORITY (TVA) -- 1.0%
     625,000 TVA,
              8.375% due 10/01/1999..............................       644,725
                                                                    -----------
             Total Agency Securities
              (Cost $6,192,911)..................................     6,229,641
                                                                    -----------
 CORPORATE FIXED INCOME SECURITIES -- 7.7%
  FINANCIAL SERVICES -- 6.7%
   1,000,000 BT Capital Trust B,
              Financial Company Guarantee,
              7.900% due 01/15/2027..............................     1,055,960
   1,000,000 Hartford Life, Note,
              7.100% due 06/15/2007..............................     1,052,170
   2,000,000 Lehman Brothers, Inc.,
              Senior Subordinate Note,
              7.625% due 06/15/2006..............................     2,146,840
                                                                    -----------
                                                                      4,254,970
                                                                    -----------
  TELEPHONE -- 0.9%
     600,000 U.S. West Capital Funding Inc.,
              Company Guarantee,
              6.125% due 07/15/2002..............................       600,012
                                                                    -----------
  OIL AND GAS -- 0.1%
      30,000 Norcen Energy Resources, Debenture,
              7.375% due 05/15/2006..............................        31,982
                                                                    -----------
             Total Corporate Fixed Income Securities
              (Cost $4,852,288)..................................     4,886,964
                                                                    -----------
 REPURCHASE AGREEMENT -- 7.0% (Cost $4,454,000)
   4,454,000 Agreement with UBS, 5.780% to be repurchased at
              $4,454,715 on 07/01/1998, collateralized by
              $4,543,219 US Treasury Note, 5.625% due
              11/30/2000.........................................     4,454,000
                                                                    -----------

TOTAL INVESTMENTS
 (COST $61,133,249*)........................................  98.4%  62,526,245
OTHER ASSETS & LIABILITIES (NET)............................   1.6    1,028,397
                                                             -----  -----------
NET ASSETS.................................................. 100.0% $63,554,642
                                                             =====  ===========

------------
* Aggregate cost for federal tax purposes.

Abbreviations:
Gold -- Payments are on an accelerated 45-day payment cycle instead of 75-day payment cycle.
TBA -- To Be Announced

 NUMBER OF                                                          UNREALIZED
 CONTRACTS                                                        (DEPRECIATION)
 ---------                                                        --------------
 FUTURES CONTRACTS-LONG POSITION
     32    U.S. Treasury Notes, 5 Year,
            September 1998.....................................      $(7,750)
                                                                     =======

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- 98.6%
  FINANCIAL SERVICES -- 13.6%
   500  A.G. Edwards Inc..........................................   $    21,344
 1,000  Ahmanson (H.F.) & Company.................................        71,000
   500  Ambac Financial Group, Inc. ..............................        29,250
 2,600  American Express Company..................................       296,400
   200  Amresco Inc. .............................................         5,825
   375  Associated Bancorporation.................................        14,110
 2,000  Associates First Capital Corporation......................       153,750
 1,058  Banc One Corporation......................................        59,027
 4,900  Bankamerica Corporation...................................       423,544
   600  Bankers Trust N.Y. Corporation............................        69,638
   500  Bear Stearns Companies, Inc...............................        28,437
   300  Beneficial Corporation....................................        45,957
   300  Capital One Financial Corporation.........................        37,257
   699  Charter One Financial, Inc................................        23,551
   700  Chase Manhattan Corporation...............................        52,850
 3,200  Citicorp..................................................       477,600
   300  City National Corporation.................................        11,082
   200  Colonial Bancgroup Inc....................................         6,450
   400  Compass Bancshares Inc....................................        18,050
   200  ContiFinancial Corporation................................         4,625
   600  Crestar Financial Corporation.............................        32,738
   600  Dime Bancorp Inc..........................................        17,963
 3,900  Federal Home Loan Mortgage Corporation....................       183,544
 5,900  Federal National Mortgage Association.....................       358,425
   200  Financial Security Assurance Holdings.....................        11,550
   300  Finova Group, Inc. .......................................        16,988
   500  First American Corporation................................        24,063
 2,000  First Chicago Corporation NBD.............................       177,250
   756  First Tennessee National Corporation......................        23,862
 6,117  First Union Corporation...................................       356,317
   800  Firstar Corporation.......................................        30,400
   300  Golden West Financial Corporation.........................        31,894
   500  Greenpoint Financial Corporation..........................        18,813
   500  Hannaford Brothers Company................................        22,000
 1,500  Household International, Inc..............................        74,625
 1,100  Huntington Bancshares Corporation.........................        36,850
 2,500  Keycorp New...............................................        89,063
   400  Lehman Brothers Holdings Inc..............................        31,025
   400  Long Island Bancorp Inc...................................        24,300
    19  M & T Bank Corporation....................................        10,526
 2,300  MBNA Corporation..........................................        75,900
   600  Marshall & Ilsley Corporation.............................        30,638
   200  Mellon Bank Corporation...................................        13,925
   800  Mercantile Bankcorp Inc...................................        40,300
   400  Mercantile Bankshares Corporation.........................        13,925
 3,400  Morgan Stanley/Dean Witter & Company......................       310,675
 4,300  NationsBank Corporation...................................       328,950
 1,900  Norwest Corporation.......................................        71,013
   300  Ocwen Financial Corporation...............................         8,063
   400  Pacific Century Financial.................................         9,600
   500  Peoples Heritage Financial Group, Inc. ...................        11,812

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

    306 Provident Financial Group, Inc............................   $    13,961
    200 Republic NY Corporation...................................        12,588
    900 Southtrust Corporation....................................        39,150
    900 Sovereign Bancorp, Inc....................................        14,709
    900 TCF Financial Corporation.................................        26,550
  1,400 The Charles Schwab Corporation............................        45,500
  5,100 Travelers Group, Inc. ....................................       309,187
    500 Union Planters Corporation................................        29,406
    141 Washington Federal, Inc...................................         3,895
  1,650 Washington Mutual, Inc. ..................................        71,672
    700 Wells Fargo & Company.....................................       258,300
    200 Wilmington Trust Company..................................        12,175
                                                                     -----------
                                                                       5,173,837
                                                                     -----------
  TECHNOLOGY -- 13.4%
    800 Advanced Micro Devices Inc................................        13,650
  2,600 Applied Materials, Inc....................................        76,700
    300 Autodesk, Inc. ...........................................        11,587
  1,200 Cabletron Systems, Inc. ..................................        16,125
  7,300 Cisco Systems, Inc. ......................................       672,056
  8,999 Compaq Computer Corporation...............................       255,361
  1,100 Compusa Inc...............................................        19,869
  5,200 Computer Associates International, Inc. ..................       288,925
  3,600 EMC Corporation...........................................       161,325
  3,200 First Data Corporation....................................       106,600
  1,200 Frontier Corporation......................................        37,800
 12,100 Intel Corporation.........................................       896,913
  6,800 International Business Machines Corporation...............       780,725
  4,700 Lucent Technologies.......................................       390,981
  6,600 Microsoft Corporation.....................................       715,275
    200 Network Associates Inc....................................         9,575
  7,000 Oracle Corporation........................................       171,938
  1,900 Parametric Technology Corporation.........................        51,537
  1,177 Quantum Corporation.......................................        24,423
     70 Read-Rite Corporation.....................................           634
  1,300 Rockwell International Corporation........................        62,481
  2,700 Sun Microsystems Inc. ....................................       117,281
    400 Symantec Corporation......................................        10,450
  2,800 Texas Instruments, Inc....................................       163,275
    400 Textronix Corporation.....................................        14,150
    521 Xilinx, Inc. .............................................        17,714
                                                                     -----------
                                                                       5,087,350
                                                                     -----------
  CONSUMER STAPLES -- 9.9%
  2,800 Anheuser-Busch Companies Inc. ............................       132,125
  2,200 Campbell Soup Company.....................................       116,875
  6,700 Coca-Cola Company.........................................       572,850
    900 General Mills Inc.........................................        61,538
  6,500 Gillette Company..........................................       368,469
  2,100 H.J. Heinz Company........................................       117,862
    400 Hershey Foods Corporation.................................        27,600
  1,700 Kellogg Company...........................................        63,856
  3,200 Kimberly-Clark Corporation................................       146,800
    300 Nabisco Holdings Corporation..............................        10,819

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- (CONTINUED)
  CONSUMER STAPLES -- (CONTINUED)
  7,400 PepsiCo, Inc. ............................................   $   304,788
 14,100 Philip Morris Companies Inc...............................       555,187
  7,800 Proctor & Gamble Company..................................       710,288
    600 Ralston-Purina Group......................................        70,088
  2,700 Sara Lee Corporation......................................       151,031
  2,500 Sherwin-Williams Company..................................        82,813
  3,700 Unilever, NV ADR..........................................       292,069
                                                                     -----------
                                                                       3,785,058
                                                                     -----------
  DRUGS -- 8.3%
  2,400 ALZA Corporation..........................................       103,800
 11,300 American Home Products Corporation........................       584,775
  7,300 Bristol-Myers Squibb Company..............................       839,044
  3,500 Chiron Corporation........................................        54,906
  4,800 Forest Laboratories, Inc. ................................       171,600
  3,500 Johnson & Johnson, Inc. ..................................       258,125
  2,000 Merck & Company, Inc. ....................................       267,500
  1,900 Pfizer Inc. ..............................................       206,506
  8,900 Warner-Lambert Company....................................       617,438
  1,200 Watson Pharmaceuticals....................................        56,025
                                                                     -----------
                                                                       3,159,719
                                                                     -----------
  MULTI-INDUSTRY -- 7.7%
  6,800 Allied Signal, Inc. ......................................       301,750
 11,000 Boeing Company............................................       490,188
    856 Coltec Industries, Inc. ..................................        17,013
  3,600 Eastman Kodak Company.....................................       263,025
    775 Fruit of the Loom, Inc., Class A..........................        25,769
  9,300 General Electric Company..................................       846,300
  1,000 Harris Corporation........................................        44,688
  1,400 ITT Industries, Inc.......................................        52,325
  1,000 Johnson Controls, Inc. ...................................        57,063
  2,000 Raytheon Company..........................................       115,250
    311 Sensormatic Electronics Corporation.......................         4,354
  2,000 Tenneco Inc., New.........................................        76,125
  6,600 Tyco International, Ltd., New.............................       415,800
    700 Unifi Inc. ...............................................        23,975
  6,100 Waste Management Inc., New................................       213,500
                                                                     -----------
                                                                       2,947,125
                                                                     -----------
  ENERGY -- 7.5%
    900 Allegheny Energy Inc. ....................................        27,113
    200 Anadarko Petroleum Corporation............................        13,437
    700 Ashland Inc...............................................        36,138
  2,900 Atlantic Richfield Company................................       226,563
  2,300 Chevron Corporation.......................................       191,044
    700 Columbia Energy Group.....................................        38,938
    700 Consolidated Natural Gas Company..........................        41,212
    500 Cooper Cameron Corporation................................        25,500
    600 Diamond Offshore Drilling, Inc. ..........................        24,000
 14,800 Exxon Corporation.........................................     1,055,425
     92 Input/Output, Inc.........................................         1,639

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

    300 KN Energy Inc.............................................   $    16,256
  7,000 Mobil Corporation.........................................       536,375
  2,300 Phillips Petroleum Company................................       110,831
  2,100 Royal Dutch Petroleum Company, ADR........................       115,106
  2,800 Schlumberger Ltd. ........................................       191,275
    600 Texaco, Inc. .............................................        35,813
  1,400 Tosco Corporation.........................................        41,125
  2,300 Union Pacific Resources Group.............................        40,394
  1,300 Unocal Corporation........................................        46,475
    500 Valero Energy Corporation.................................        16,625
    500 Western Resources, Inc. ..................................        19,406
                                                                     -----------
                                                                       2,850,690
                                                                     -----------
  TELEPHONE -- 7.3%
  2,300 3Com Corporation..........................................        70,581
  4,000 Ameritech Corporation.....................................       179,500
  5,000 AT&T Corporation..........................................       285,625
  2,600 Bell Atlantic Corporation.................................       118,625
  4,000 BellSouth Corporation.....................................       268,500
  1,000 Cincinnati Bell Inc.......................................        28,625
  6,900 GTE Corporation...........................................       383,813
  3,700 Motorola, Inc. ...........................................       194,481
  3,500 MCI Communications Corporation............................       203,437
 15,900 SBC Communications, Inc. .................................       636,000
  8,700 WorldCom Inc. ............................................       421,406
                                                                     -----------
                                                                       2,790,593
                                                                     -----------
  SERVICES -- 5.6%
    300 Bestfoods Inc. ...........................................        17,419
  1,000 Circus Circus Enterprises Inc. ...........................        16,938
  4,100 Comcast Corporation, Class A..............................       166,434
     43 Corn Products International...............................         1,467
  1,700 Donnelley (R.R.) & Sons Company...........................        77,775
  1,700 Equifax, Inc. ............................................        61,731
    254 Extended Stay America, Inc. ..............................         2,857
    900 Gannett Company, Inc. ....................................        63,956
    600 Furniture Brands International, Inc. .....................        16,838
  1,300 International Game Technology Inc. .......................        31,525
  6,100 McDonald's Corporation....................................       420,900
    700 MGM Grand, Inc............................................        22,094
  2,100 Mirage Resorts, Inc. .....................................        44,756
  4,100 Seagram Company Ltd. .....................................       167,844
  3,000 Service Corporation International.........................       128,625
  4,500 Tele Communications Inc., New, Class A....................        90,281
  6,300 Time Warner Inc. .........................................       538,256
  1,000 The Times Mirror Company..................................        62,875
  2,100 Viacom Inc., Class B......................................       122,325
    100 Washington Post Company, Class B..........................        57,600
                                                                     -----------
                                                                       2,112,496
                                                                     -----------
  RETAIL -- 5.3%
  2,400 Albertson's Inc. .........................................       124,200
  3,400 American Stores Company...................................        82,238
  1,900 Autozone, Inc. ...........................................        60,681
  1,200 Best Buy Company Inc. ....................................        43,350

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- (CONTINUED)
  RETAIL -- (CONTINUED)
 1,200  Circuit City Stores, Inc. ................................   $    56,250
   900  Corporate Express, Inc. ..................................        11,419
   100  Costco Companies Inc. ....................................         6,306
 3,000  Dayton Hudson Corporation.................................       145,500
 1,300  Dillards, Inc., Class A Shares............................        53,869
 2,600  Federated Department Stores, Inc. ........................       139,913
 1,000  General Nutrition Companies, Inc. ........................        31,125
 6,000  K Mart Stores.............................................       114,750
 3,200  Kroger Company............................................       137,200
 1,900  May Department Stores Company.............................       124,450
    98  Nine West Group, Inc......................................         2,628
 5,900  Safeway, Inc. ............................................       240,056
 4,800  Sears Roebuck & Company...................................       293,100
 3,900  TJX Companies Inc. New....................................        94,088
 3,400  Toys R Us Inc.............................................        80,112
 3,000  Wal-Mart Stores Inc. .....................................       182,250
                                                                     -----------
                                                                       2,023,485
                                                                     -----------
  BASIC INDUSTRY -- 5.1%
   158  Albemarble Corporation....................................         3,486
 2,300  Alcan Aluminum Ltd........................................        63,537
 1,800  Allegheny Teledyne Inc. ..................................        41,063
 1,700  Aluminum Company of America...............................       112,094
   600  Boise Cascade Corporation.................................        19,650
 2,100  Browning Ferris Industries Inc. ..........................        72,975
   800  Champion International Corporation........................        39,350
   400  Crompton & Knowles Corporation............................        10,075
   300  Cytec Industries Inc. ....................................        13,275
 1,400  Dow Chemical Company......................................       135,363
 6,800  du Pont (E.I.) de Nemours & Company.......................       507,450
   900  El Paso Natural Gas Company...............................        34,425
 1,000  Freeport McMoRan Copper & Gold Inc.,
         Class A..................................................        14,250
 1,000  Georgia Pacific Corporation--[Pac Group]..................        58,938
 1,200  Louisiana-Pacific Corporation.............................        21,900
   500  Lyondell Petrochemical Company............................        15,219
 1,200  Mead Corporation..........................................        38,100
 8,100  Monsanto Company..........................................       452,588
   800  Praxair, Inc. ............................................        37,450
   700  Reynolds Metals Company...................................        39,156
   400  Rohm & Haas Company.......................................        41,575
   600  Solutia, Inc. ............................................        17,213
   600  Temple-Inland, Inc. ......................................        32,325
   800  Union Camp Corporation....................................        39,700
   800  Union Carbide Corporation.................................        42,700
   800  W.W. Grainger, Inc........................................        39,850
   200  Witco Corporation.........................................         5,850
                                                                     -----------
                                                                       1,949,557
                                                                     -----------
  INSURANCE -- 4.1%
 1,300  Aetna Inc.................................................        98,963
 2,700  Allstate Corporation......................................       247,219

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 4,000  American International Group..............................   $   584,000
 1,400  CIGNA Corporation.........................................        96,600
   200  Fremont General Corporation...............................        10,838
   393  General Re Corporation....................................       100,706
 1,600  Marsh & McLennan Companies, Inc. .........................        96,700
   600  MBIA, Inc.................................................        44,925
   200  The PMI Group Inc. .......................................        14,675
   800  Torchmark Corporation.....................................        36,600
   400  Travelers Properties Casualty, Class A....................        17,150
   900  Safeco Corporation........................................        40,894
 1,500  St. Paul Companies, Inc. .................................        63,094
   400  Transamerica Corporation..................................        46,000
   900  UNUM Corporation..........................................        49,950
                                                                     -----------
                                                                       1,548,314
                                                                     -----------
  CYCLICAL -- 3.1%
 4,300  Chrysler Corporation......................................       242,413
   900  Cooper Tire & Rubber Company..............................        18,563
 2,100  Echlin, Inc...............................................       103,031
 1,600  Genuine Parts Company.....................................        55,200
 2,300  Goodyear Tire & Rubber Company............................       148,206
 2,400  Hasbro, Inc. .............................................        94,350
 1,200  Lear Corporation..........................................        61,575
 3,600  Leggett & Platt, Inc......................................        90,000
 5,400  Mattel, Inc...............................................       228,488
   600  Owens Corning Inc. .......................................        24,487
   800  Reebok International, Ltd.................................        22,150
 2,400  Stone Container Corporation...............................        37,500
   900  Whirlpool Corporation.....................................        61,875
                                                                     -----------
                                                                       1,187,838
                                                                     -----------
  HEALTH SERVICES -- 2.6%
 3,600  Abbot Laboratories Inc....................................       147,150
   500  Bausch & Lomb Inc. .......................................        25,063
 1,800  Boston Scientific Corporation.............................       128,925
   300  Columbia/HCA Healthcare Corporation.......................         8,738
   400  Health Care & Retirement Corporation......................        15,775
 2,600  Humana, Inc...............................................        81,088
 1,500  Lilly Eli & Company.......................................        99,094
 2,100  Medtronic Inc.............................................       133,875
   500  Perkin-Elmer Corporation..................................        31,094
   900  Stryker Corporation.......................................        34,538
 3,000  Tenet Healthcare Corporation..............................        93,750
 1,400  United Healthcare Corporation.............................        88,900
 2,400  United States Surgical Corporation........................       109,500
                                                                     -----------
                                                                         997,490
                                                                     -----------
  UTILITIES -- 2.6%
 1,000  Ameren Corporation........................................        39,750
    91  American Electric Power Company, Inc. ....................         4,129
 1,100  Baltimore Gas & Electric Company..........................        34,169
 4,100  Central and Southwest Corporation.........................       110,188
 1,200  CINergy Corporation.......................................        42,000
   800  CMS Energy Corporation....................................        35,250

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCKS -- (CONTINUED)
  UTILITIES -- (CONTINUED)
 1,500  Dominion Resources Inc. ..................................   $    61,125
 2,400  Enron Corporation.........................................       129,750
 1,200  Ensco International Inc...................................        20,850
 1,800  Entergy Corporation New...................................        51,750
   900  GPU, Inc..................................................        34,031
   500  New England Electric Systems..............................        21,625
 1,200  Northern States Power Company.............................        34,350
   200  PG&E Corporation..........................................         6,313
 1,700  Peco Energy Company.......................................        49,831
 1,300  P P & L Resources, Inc....................................        29,494
 1,400  R & B Falcon Corporation..................................        31,675
 3,300  Southern Company..........................................        91,369
   800  Sun Company Inc. .........................................        31,050
   900  Teco Energy, Inc. ........................................        24,131
 1,900  Texas Utilities Company...................................        79,088
   900  Wisconsin Energy Corporation..............................        27,338
                                                                     -----------
                                                                         989,256
                                                                     -----------
  CAPITAL GOODS -- 1.3%
 2,500  Caterpillar Inc. .........................................       132,188
   900  Cooper Industries Inc. ...................................        49,444
 1,700  Deere & Company...........................................        89,887
   500  Eaton Corporation.........................................        38,875
 2,600  Emerson Electric Company..................................       156,813
   166  Foster Wheeler Corporation................................         3,559
   800  Parker Hannifin Corporation...............................        30,500
                                                                     -----------
                                                                         501,266
                                                                     -----------
  TRANSPORTATION -- 1.2%
 1,100  Burlington Northern Santa Fe..............................       108,007
   300  CNF Transportation, Inc...................................        12,750
 1,500  CSX Corporation...........................................        68,250
   400  FDX Corporation...........................................        25,100
 2,500  Norfolk Southern Corporation..............................        74,532
   500  Ryder System, Inc.........................................        15,782
   600  Southwest Airlines Company................................        17,750
 1,700  Union Pacific Corporation.................................        75,013
   155  Wisconsin Central Transportation Corporation..............         3,391
                                                                     -----------
                                                                         400,575
                                                                     -----------
        Total Common Stocks (Cost $33,978,944)....................    37,504,649
                                                                     -----------

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ---------                                                            --------

 U.S. GOVERNMENT TREASURY -- 5.3%
 U.S. TREASURY BILLS:
 $   14,000 4.844%# due 07/09/1998................................   $    13,985
     92,000 4.770%# due 07/16/1998................................        91,817
  1,933,000 4.780%# due 07/23/1998................................     1,927,409
                                                                     -----------
            Total U.S. Government Treasury
             (Cost $2,033,211)....................................     2,033,211
                                                                     -----------
TOTAL INVESTMENTS
 (COST $36,012,155*)........................................ 103.9%  39,537,860
OTHER ASSETS AND LIABILITIES (NET)..........................  (3.9)  (1,477,712)
                                                             -----  -----------
NET ASSETS.................................................. 100.0% $38,060,148
                                                             =====  ===========

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                           VALUE
 SHARES                                                  (NOTE 1)
 ------                                                  --------

 COMMON STOCKS -- 77.4%
  BANKING -- 11.7%
  14,000 BankBoston Corporation......................   $   778,750
  12,000 Citicorp....................................     1,791,000
   3,000 M & T Bank Corporation......................     1,662,000
   1,900 Wells Fargo & Company.......................       701,100
                                                        -----------
                                                          4,932,850
                                                        -----------
  DIVERSIFIED CHEMICALS -- 10.5%
  10,000 Dow Chemical Company........................       966,875
  20,000 duPont (E.I.) de Nemours & Company..........     1,492,500
   6,900 Hercules, Inc...............................       283,763
  14,300 Monsanto Company............................       799,013
  30,000 Solutia Inc.................................       860,625
                                                        -----------
                                                          4,402,776
                                                        -----------
  AEROSPACE AND DEFENSE -- 5.8%
  31,000 Boeing Company..............................     1,381,437
  10,000 Lockheed Martin Corporation.................     1,058,750
                                                        -----------
                                                          2,440,187
                                                        -----------
  MANUFACTURING AND ENGINEERING -- 5.8%
  24,300 Caterpillar, Inc............................     1,284,862
  14,000 Minnesota Mining & Manufacturing Company....     1,150,625
                                                        -----------
                                                          2,435,487
                                                        -----------
  INSURANCE -- 5.6%
  22,200 ACE, Ltd. ..................................       865,800
  19,300 EXEL Ltd. ..................................     1,501,781
                                                        -----------
                                                          2,367,581
                                                        -----------
  TELECOMMUNICATIONS -- 5.5%
   8,000 Cox Communications Inc., Class A............       387,500
  19,000 Sprint Corporation..........................     1,339,500
  30,000 Tele-Communications TCI Ventures Group,
          Class A....................................       601,875
                                                        -----------
                                                          2,328,875
                                                        -----------
  RESTAURANTS -- 4.6%
  28,000 McDonald's Corporation......................     1,932,000
                                                        -----------
  FINANCIAL SERVICES -- 4.0%
  36,000 Federal Home Loan Mortgage Corporation......     1,694,250
                                                        -----------
  ENTERTAINMENT -- 3.9%
  19,000 Time Warner Inc.............................     1,623,312
                                                        -----------
  FOOD AND BEVERAGES -- 3.5%
  30,000 Diageo Plc, Sponsored ADR...................     1,445,625
                                                        -----------
  CONSUMER DURABLES -- 2.7%
  30,000 ITT Industries Inc..........................     1,121,250
                                                        -----------
  TRANSPORTATION -- 2.2%
  12,000 United Air Lines Corporation................       936,000
                                                        -----------
  PRINTING & GRAPHIC DESIGN -- 2.2%
  20,000 Donnelley (R.R.) & Sons Company.............       915,000
                                                        -----------
  PAPER AND PAPER PRODUCTS -- 2.1%
  17,800 Champion International Corporation..........       875,538
                                                        -----------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
   ------                                                            --------

  ENERGY -- 1.5%
     18,000 Unocal Corporation...................................   $   643,500
                                                                    -----------
  HEALTHCARE -- 1.5%
     20,000 Tenet Healthcare Corporation+........................       625,000
                                                                    -----------
  TOYS, GAMES AND HOBBIES -- 1.4%
     14,200 Mattel, Inc..........................................       600,838
                                                                    -----------
  ELECTRONICS -- 1.3%
     10,000 National Semiconductor Corporation+..................       131,875
     10,000 Varian Associates, Inc...............................       390,000
                                                                    -----------
                                                                        521,875
                                                                    -----------
  DRUGS AND MEDICAL PRODUCTS -- 0.9%
      5,100 Becton, Dickinson & Company..........................       395,888
                                                                    -----------
  CONSUMER NON-DURABLES -- 0.7%
      7,000 Philip Morris Companies Inc..........................       275,625
                                                                    -----------
            Total Common Stocks
             (Cost $29,064,454)..................................    32,513,457
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ---------

 COMMERCIAL PAPER -- 17.0%
 $1,027,000 American Express Company,
             5.510%# due 07/17/1998..............................     1,024,485
            Ford Motor Credit Corporation:
    120,000 5.520%# due 07/14/1998...............................       119,761
    999,000 5.500%# due 07/23/1998...............................       995,642
  1,875,000 General Motors Acceptance Corporation, 5.540%# due
             07/15/1998..........................................     1,870,964
    650,000 Household Finance Corporation,
             5.550%# due 07/29/1998..............................       647,194
  1,142,000 International Business Machines Credit Corporation,
             5.520%# due 07/17/1998..............................     1,139,198
  1,354,000 John Deere Capital Corporation,
             5.530%# due 07/14/1998..............................     1,351,296
                                                                    -----------
            Total Commercial Paper
             (Cost $7,148,540)...................................     7,148,540
                                                                    -----------
 AGENCY SECURITIES -- 5.7%
  FEDERAL HOME LOAN BANK (FHLB)
            FHLB, Discount Notes:
  1,000,000 5.550%# due 07/01/1998...............................     1,000,000
    120,000 5.370%# due 07/03/1998...............................       119,964
  1,175,000 5.390%# due 07/10/1998...............................     1,173,417
    110,000 5.410%# due 07/24/1998...............................       109,620
                                                                    -----------
            Total Agency Securities
             (Cost $2,403,001)...................................     2,403,001
                                                                    -----------

TOTAL INVESTMENTS
 (COST $38,616,995*)....................................... 100.1%   42,064,998
OTHER ASSETS AND LIABILITIES (NET).........................  (0.1)      (25,287)
                                                            -----   -----------
NET ASSETS................................................. 100.0%  $42,039,711
                                                            =====   ===========

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                        ENDEAVOR VALUE EQUITY PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

 COMMON STOCKS -- 91.4%
  INSURANCE -- 22.4%
     330,000 ACE Ltd. ...........................................   $ 12,870,000
     100,000 AFLAC, Inc. ........................................      3,031,250
      20,300 American International Group, Inc. .................      2,963,800
     164,000 Everest Re Holdings, Inc. ..........................      6,303,750
     156,600 EXEL Ltd. ..........................................     12,185,438
      34,000 General Re Corporation..............................      8,712,500
      20,000 Markel Corporation+.................................      3,560,000
      60,000 Mid Ocean Ltd. .....................................      4,710,000
      75,000 Renaissance Re Holdings Ltd. .......................      3,473,437
                                                                    ------------
                                                                      57,810,175
                                                                    ------------
  FINANCIAL SERVICES -- 10.0%
     120,000 Countrywide Credit Industries, Inc. ................      6,090,000
     137,000 Federal Home Loan Mortgage Corporation..............      6,447,562
     230,000 Green Tree Financial Corporation....................      9,846,875
      54,000 Travelers Group, Inc. ..............................      3,273,750
                                                                    ------------
                                                                      25,658,187
                                                                    ------------
  AEROSPACE AND DEFENSE -- 7.1%
      60,000 AlliedSignal, Inc. .................................      2,662,500
      70,000 Boeing Company......................................      3,119,375
      58,000 General Dynamics Corporation........................      2,697,000
      93,000 Lockheed Martin Corporation.........................      9,846,375
                                                                    ------------
                                                                      18,325,250
                                                                    ------------
  BANKING -- 6.2%
      62,000 BankBoston Corporation .............................      3,448,750
      34,000 Citicorp............................................      5,074,500
      20,000 Wells Fargo & Company...............................      7,380,000
                                                                    ------------
                                                                      15,903,250
                                                                    ------------
  TRANSPORTATION -- 4.4%
      54,000 AMR Corporation+....................................      4,495,500
     122,000 Canadian Pacific, Ord. .............................      3,461,750
      77,000 Union Pacific Corporation...........................      3,397,625
                                                                    ------------
                                                                      11,354,875
                                                                    ------------
  ENTERTAINMENT AND LEISURE -- 3.9%
     156,000 Carnival Corporation................................      6,181,500
     100,000 Sabre Group Holdings, Inc.+.........................      3,800,000
                                                                    ------------
                                                                       9,981,500
                                                                    ------------
  ELECTRONICS -- 3.4%
      71,000 AVNET Inc. .........................................      3,882,813
     100,000 Rockwell International Corporation..................      4,806,250
                                                                    ------------
                                                                       8,689,063
                                                                    ------------
  DIVERSIFIED CHEMICALS -- 2.7%
      70,000 duPont (E.I.) de Nemours & Company..................      5,223,750
      44,000 Hercules, Inc. .....................................      1,809,500
                                                                    ------------
                                                                       7,033,250
                                                                    ------------
  RETAIL -- 2.6%
     101,500 May Department Stores Company.......................      6,648,250
                                                                    ------------
  CONSUMER NON-DURABLES -- 2.6%
     168,000 Philip Morris Companies Inc. .......................      6,615,000
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

  MANUFACTURING AND ENGINEERING -- 2.5%
     120,000 Caterpillar, Inc. ..................................   $  6,345,000
                                                                    ------------
  RESTAURANTS -- 2.5%
      92,000 McDonald's Corporation..............................      6,348,000
                                                                    ------------
  MACHINERY -- 2.4%
     180,000 Dover Corporation...................................      6,165,000
                                                                    ------------
  AUTO PARTS-ORIGINAL EQUIPMENT -- 2.2%
     140,600 LucasVarity Plc, Sponsored ADR......................      5,597,638
                                                                    ------------
  DRUGS AND MEDICAL PRODUCTS -- 2.2%
      72,000 Becton, Dickinson & Company.........................      5,589,000
                                                                    ------------
  HEALTH CARE -- 2.2%
     180,000 Tenet Healthcare Corporation+.......................      5,625,000
                                                                    ------------
  DIVERSIFIED -- 2.2%
      77,000 Textron, Inc. ......................................      5,519,937
                                                                    ------------
  COSMETICS AND TOILETRIES -- 1.5%
      90,000 International Flavors and Fragrances Inc. ..........      3,909,375
                                                                    ------------
  PHOTO EQUIPMENT & SUPPLIES -- 1.4%
     100,000 Polaroid Corporation................................      3,556,250
                                                                    ------------
  PAPER AND RELATED PRODUCTS -- 1.3%
      70,000 Champion International Corporation..................      3,443,125
                                                                    ------------
  ADVERTISING -- 1.3%
      68,200 Omnicom Group.......................................      3,401,475
                                                                    ------------
  FOOD AND BEVERAGES -- 1.2%
      64,800 Diageo L.C., Sponsored ADR..........................      3,122,550
                                                                    ------------
  TELECOMMUNICATIONS -- 1.2%
      43,000 Sprint Corporation..................................      3,031,500
                                                                    ------------
  TOYS, GAMES AND HOBBIES -- 1.0%
      59,375 Mattel, Inc.........................................      2,512,305
                                                                    ------------
  TEXTILES AND APPAREL -- 0.7%
      50,000 Unifi Incorporated..................................      1,712,500
                                                                    ------------
  NETWORKING -- 0.4%
      46,000 Arrow Electronics Inc...............................      1,000,500
                                                                    ------------
             Total Common Stocks
              (Cost $160,107,872)................................    234,897,955
                                                                    ------------
  PRINCIPAL
   AMOUNT
  ---------
 COMMERCIAL PAPER -- 7.6%
 $10,516,000 Ford Motor Credit Corporation,
              5.520%# due 07/22/1998 ............................     10,482,138
             International Business Machines Credit Corporation:
   1,515,000 5.520%# due 07/15/1998 .............................      1,511,748
   2,244,000 5.500%# due 07/15/1998 .............................      2,239,200
   5,409,000 John Deere Capital Corporation,
              5.610%# due 08/05/1998 ............................      5,379,919
                                                                    ------------
             Total Commercial Paper
              (Cost $19,613,005).................................     19,613,005
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                        ENDEAVOR VALUE EQUITY PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                            --------

 AGENCY SECURITY -- 1.0%
  FEDERAL HOME LOAN BANK (FHLB) -- 1.0%
   (Cost $2,450,000)
 $ 2,450,000 Federal Home Loan Bank,
              5.550%# due 07/01/1998 ...........................   $  2,450,000
                                                                   ------------
TOTAL INVESTMENTS
   (COST $182,170,877*).................................... 100.1%  256,960,960
OTHER ASSETS AND LIABILITIES (NET).........................  (0.1)     (221,062)
                                                            -----  ------------
NET ASSETS................................................. 100.0% $256,739,898
                                                            =====  ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt
Ord.-- Ordinary

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

 COMMON STOCKS -- 68.4%
  BANKING & FINANCIAL SERVICES -- 8.5%
      74,000 American Express Company............................   $  8,436,000
      54,100 BankAmerica Corporation.............................      4,676,269
      35,800 Chase Manhattan Corporation.........................      2,702,900
      52,400 CitiCorp............................................      7,820,700
      39,900 Merrill Lynch & Company, Inc. ......................      3,680,775
       4,800 Wells Fargo & Company...............................      1,771,200
                                                                    ------------
                                                                      29,087,844
                                                                    ------------
  INSURANCE -- 7.4%
      50,900 ACE Ltd. ...........................................      1,985,100
      46,600 Allstate Corporation................................      4,266,812
      22,200 CMAC Investment Corporation.........................      1,365,300
       8,900 General Re Corporation..............................      2,280,625
     132,300 Loews Corporation...................................     11,526,638
      33,400 Reinsurance Group of America Inc. ..................      1,713,837
      54,000 St. Paul Companies Inc. ............................      2,271,375
                                                                    ------------
                                                                      25,409,687
                                                                    ------------
  OFFICE AUTOMATION AND EQUIPMENT -- 7.4%
      85,900 Case Corporation....................................      4,144,675
     119,000 Knoll Inc. .........................................      3,480,750
      40,600 Pitney Bowes Inc. ..................................      1,953,875
       4,900 Unisource Worldwide Inc. ...........................         52,981
     125,500 United Technologies Corporation.....................     11,608,750
      40,000 Xerox Corporation...................................      4,065,000
                                                                    ------------
                                                                      25,306,031
                                                                    ------------
  FOOD AND BEVERAGES -- 6.4%
      90,300 Coca-Cola Company...................................      7,720,650
      92,000 Coca-Cola Enterprises...............................      3,611,000
      21,700 Quaker Oats Company.................................      1,192,144
      42,900 Ralston Purina Company..............................      5,011,256
      50,700 Wrigley Company.....................................      4,968,600
                                                                    ------------
                                                                      22,503,650
                                                                    ------------
  MEDIA & ENTERTAINMENT -- 5.8%
     107,300 Clear Channel Communications, Inc. .................     11,709,113
      34,300 Gannet Inc. ........................................      2,437,444
      13,200 Harrah's Entertainment Inc. ........................        306,900
      46,900 International Game Technologies Inc. ...............      1,137,325
      53,100 SFX Entertainment Inc., Class A.....................      2,435,963
      21,600 Time Warner Inc. ...................................      1,845,450
                                                                    ------------
                                                                      19,872,195
                                                                    ------------
  AEROSPACE AND DEFENSE -- 4.6%
      64,100 Cordant Technologies Inc. ..........................      2,956,613
      58,000 Gulfstream Aerospace Corporation....................      2,697,000
      83,400 Litton Industries Inc. .............................      4,920,600
      51,300 Northrop Corporation................................      5,290,312
                                                                    ------------
                                                                      15,864,525
                                                                    ------------
  DIVERSIFIED OPERATIONS -- 4.4%
         132 Berkshire Hathaway Inc., Class A....................     10,336,260
      28,900 Textron Inc. .......................................      2,071,769
      44,600 Tyco International Ltd. ............................      2,809,800
                                                                    ------------
                                                                      15,217,829
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

  TECHNOLOGY -- 4.0%
     21,550 Cisco Systems Inc. ..................................   $  1,983,946
     21,700 Intel Corporation....................................      1,608,512
     20,900 Linear Technology Corporation........................      1,260,531
     81,900 Microsoft Corporation+...............................      8,875,912
                                                                    ------------
                                                                      13,728,901
                                                                    ------------
  TRANSPORTATION -- 3.4%
    191,100 Continental Air Lines Inc., Class B..................     11,633,212
                                                                    ------------
  COMPUTER SERVICE & SOFTWARE -- 2.1%
     21,500 America On Line Inc. ................................      2,279,000
     16,300 Dell Computer Corporation............................      1,512,844
     37,800 Ingram Micro Inc. ...................................      1,670,288
      9,800 International Business Machines Corporation..........      1,125,163
     35,400 Software Net Corporation.............................        677,025
                                                                    ------------
                                                                       7,264,320
                                                                    ------------
  TELECOMMUNICATIONS -- 2.1%
      7,600 ADC Telecommunications Inc. .........................        277,637
     35,500 AT&T Corporation.....................................      2,027,937
      9,700 Ciena Corporation....................................        675,362
     21,900 Comcast Corporation, Class A.........................        870,525
     17,500 Motorola Inc. .......................................        919,844
     48,400 Worldcom Inc. .......................................      2,344,375
                                                                    ------------
                                                                       7,115,680
                                                                    ------------
  CONSUMER DURABLES -- 2.0%
     86,000 General Motors Corporation...........................      5,745,875
     33,100 ITT Industries Inc. .................................      1,237,113
                                                                    ------------
                                                                       6,982,988
                                                                    ------------
  MEDICAL SERVICES AND SUPPLIES -- 1.8%
     42,600 Merck & Co. Inc. ....................................      5,697,750
     39,100 PharAmerica..........................................        471,644
                                                                    ------------
                                                                       6,169,394
                                                                    ------------
  RETAIL -- 1.7%
     56,199 Home Depot Inc. .....................................      4,668,029
     35,700 Staples Inc. ........................................      1,033,069
      2,000 Tommy Hilfiger Corporation...........................        125,000
                                                                    ------------
                                                                       5,826,098
                                                                    ------------
  COMMERCIAL SERVICES -- 1.7%
    275,600 Cendant Corporation..................................      5,753,150
                                                                    ------------
  CONSUMER NON-DURABLES -- 1.5%
    131,400 Philip Morris Companies, Inc. .......................      5,173,875
                                                                    ------------
  DIVERSIFIED CHEMICALS -- 0.8%
     35,300 duPont (E.I.) de Nemours & Company...................      2,634,263
                                                                    ------------
  OIL AND GAS -- 0.7%
     12,600 Devon Energy Corporation.............................        440,213
     31,300 Diamond Offshore Drilling Inc. ......................      1,252,000
     11,600 Schlumberger Ltd. ...................................        792,425
                                                                    ------------
                                                                       2,484,638
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

 COMMON STOCKS -- (CONTINUED)
  PRINTING & PUBLISHING -- 0.7%
      26,500 Pultizer Publishing Company.........................   $  2,365,125
                                                                    ------------
  AGRICULTURAL AND ENVIRONMENTAL -- 0.7%
      39,700 Monsanto Company....................................      2,218,238
      10,000 Philip Services Corporation.........................         41,250
                                                                    ------------
                                                                       2,259,488
                                                                    ------------
  HOTELS AND RESORTS -- 0.4%
      52,600 Hilton Hotels Corporation...........................      1,499,100
                                                                    ------------
  ADVERTISING -- 0.3%
      27,900 Young & Rubicam Inc. ...............................        892,800
                                                                    ------------
             Total Common Stocks
              (Cost $214,899,899)................................    235,044,793
                                                                    ------------
  PRINCIPAL
   AMOUNT
  ---------

 MORTGAGE BACKED SECURITIES -- 19.6%
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.2%
             FHLMC:
 $ 3,000,000 6.830% due 03/26/2004...............................      3,162,660
     984,486 11.500% due 05/01/2020..............................      1,114,192
     534,597 6.138% due 06/15/2020...............................        544,952
     558,062 6.156% due 02/15/2028...............................        560,155
   2,300,000 6.500% due 05/15/2028...............................      2,293,410
   5,000,000 0.000% due 06/15/2028...............................      4,985,675
   5,000,000 0.000% due 06/15/2028...............................      5,124,220
  10,500,000 0.000% due 06/15/2028...............................     10,469,917
                                                                    ------------
                                                                      28,255,181
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.3%
             FNMA:
   1,915,000 6.300% due 09/25/2002...............................      1,927,275
   1,850,000 6.740% due 05/13/2004...............................      1,937,579
   2,030,000 6.480% due 06/28/2004...............................      2,105,171
   1,100,000 7.400% due 07/01/2004...............................      1,189,551
   1,760,000 6.400% due 09/27/2005...............................      1,819,945
   3,020,000 6.340% due 02/04/2008...............................      3,032,261
     467,025 7.000% due 10/01/2017...............................        474,175
     925,000 10.000% due 11/01/2018..............................      1,017,380
     909,612 11.000% due 09/01/2019..............................      1,020,803
     635,000 0.000% due 09/25/2023...............................        594,316
     356,231 6.138% due 03/25/2024...............................        357,232
     974,003 9.000% due 04/01/2026...............................      1,038,141
     871,913 9.000% due 04/01/2028...............................        929,136
     915,482 6.052% due 04/18/2028...............................        917,016
   5,000,000 0.000% due 06/15/2028...............................      4,979,690
     750,000 5.952% due 06/17/2028...............................        751,507
   1,060,000 6.038% due 07/18/2028...............................      1,062,612
                                                                    ------------
                                                                      25,153,790
                                                                    ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 4.1%
             GNMA:
     296,680 10.500% due 12/15/2014..............................        327,662
     195,731 9.500% due 04/15/2017...............................        212,048

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                           --------

 $  185,008 9.500% due 05/15/2017...............................   $    200,430
    263,654 9.500% due 08/15/2017...............................        285,632
    969,130 10.500% due 08/15/2017..............................      1,063,378
    132,758 9.500% due 10/15/2017...............................        143,825
     96,075 9.500% due 11/15/2017...............................        104,084
    246,876 9.500% due 07/15/2018...............................        267,365
    299,647 9.500% due 09/15/2019...............................        324,401
    982,671 9.500% due 06/15/2020...............................      1,063,860
    972,297 10.000% due 12/15/2020..............................      1,069,371
    979,202 9.500% due 12/15/2021...............................      1,060,465
    974,729 6.875% due 03/20/2025...............................        998,795
  2,937,124 7.000% due 11/15/2027...............................      2,983,912
  2,955,966 6.500% due 03/15/2028...............................      2,949,492
    808,000 10.000% due 06/15/2028..............................        896,921
                                                                   ------------
                                                                     13,951,641
                                                                   ------------
            Total Mortgage-Backed Securities
             (Cost $66,982,573).................................     67,360,612
                                                                   ------------
 CORPORATE BONDS -- 9.1%
    525,000 Americredit Automobile Trust,
             5.698% due 06/12/2001..............................        525,005
            Arcadia Automobile Trust:
    750,000 5.900% due 11/15/2002...............................        748,945
    750,000 6.375% due 01/15/2003...............................        755,625
    775,000 6.200% due 05/15/2003...............................        778,027
            Associated Corporation of North America, Senior
             Notes:
    150,000 5.250% due 03/30/2000...............................        148,415
    350,000 6.000% due 06/15/2000...............................        350,385
    375,000 BankAmerica Institution,
             8.070% due 12/31/2026..............................        408,491
    900,000 Banc One Corporation,
             7.600% due 05/01/2007..............................        976,590
            Bear Stearns Company Inc.:
    400,000 6.500% due 08/01/2002...............................        404,576
    500,000 6.750% due 12/15/2007...............................        512,365
    100,000 Boeing Company, Note,
             7.250% due 06/15/2025..............................        109,422
    500,000 Carolina Power and Light, First Mortgage,
             6.800% due 08/15/2007..............................        522,495
    475,000 Catepillar, Inc., Debentures,
             9.375% due 07/15/2001..............................        518,862
    250,000 Chase Manhattan Corporation,
             Subordinate Note,
             6.500% due 08/01/2005..............................        253,140
    750,000 Citibank Credit Card Trust,
             5.651% due 05/15/2002..............................        750,007
            Coca Cola Enterprises, Notes:
    500,000 6.375% due 08/01/2001...............................        505,565
    350,000 7.875% due 02/01/2002...............................        371,182
            Comdisco Inc, Notes:
    600,000 6.500% due 04/30/1999...............................        602,502
    350,000 6.375% due 11/30/2001...............................        351,484
    525,000 Contimortgage Home Equity Loan Trust,
             5.686% due 03/15/2013..............................        525,005

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
  ---------                                                          --------

 CORPORATE BONDS -- (CONTINUED)
 $   425,000 Continental Airline Inc.,
              6.648% due 03/15/2019.............................   $    433,662
     950,000 duPont (E.I.) de Nemours & Company, Note, 6.750%
              due 09/01/2007....................................        989,596
     525,000 Empire Home Equity Loan Trust,
              5.650% due 04/25/2008.............................        525,005
     750,000 Enron Corporation,
              6.750% due 09/01/2004.............................        763,995
     230,000 EOP Operating LLP,
              6.763% due 06/15/2007.............................        230,492
     305,000 Equifax Inc.,
              6.300% due 07/01/2005.............................        303,384
     240,000 Equitable Companies Inc.,
              6.500% due 04/01/2008.............................        242,700
     250,000 Federated Department Stores, Senior Note,
              8.125% due 10/15/2002.............................        266,655
             First Plus Home Equity Trust:
     726,260 5.706% due 03/10/2008..............................        726,040
     650,000 5.650% due 10/12/2009..............................        649,905
     525,000 First USA Credit Card, Master Trust,
              5.684% due 09/17/2003.............................        525,326
     350,000 Fleet Financial Group, Inc.,
              Subordinate Note,
              7.125% due 04/15/2006.............................        367,836
     300,000 Florida Power & Light Company,
              First Mortgage Bond,
              7.050% due 12/01/2026.............................        310,212
     350,000 Ford Motor Credit Corporation, Note,
              8.200% due 02/15/2002.............................        372,225
     900,000 General American Transportation, Note,
              6.750% due 03/01/2006.............................        916,317
     350,000 General Motors Corporation, Debenture,
              8.100% due 06/15/2024.............................        385,735
     735,537 Green Tree Home Equity Loan Trust,
              5.950% due 07/15/2029.............................        736,161
     600,000 Hartford Life Insurance Company, Note,
              7.650% due 06/15/2027.............................        666,282
     900,000 IBM Corporation,
              7.000% due 10/30/2025.............................        960,327
     350,000 Lehman Brothers, Inc., Note,
              7.125% due 07/15/2002.............................        361,295
     400,000 Lockheed Martin Corporation,
              Company Guaranteed,
              7.250% due 05/15/2006.............................        424,388
     350,000 May Department Stores Company,
              Company Guaranteed,
              7.450% due 09/15/2011.............................        382,550
      15,000 May Department Stores Company, Debenture,
              9.750% due 02/15/2021.............................         19,287
     300,000 Merck & Company,
              6.400% due 03/01/2028.............................        308,148
     350,000 Minnesota Mining and Mortgage Company,
              6.375% due 02/15/2028 ............................        351,694
     250,000 NationsBank Corporation,
              Subordinate Note,
              7.500% due 09/15/2006.............................        270,360

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
  ---------                                                          --------

 $   385,000 Neiman Marcus Group Inc.,
              6.650% due 06/01/2008.............................   $    386,448
     300,000 News America Holdings, Inc., Note,
              8.500% due 02/15/2005 ............................        332,325
     350,000 Norwest Corporation, Medium Term Note,
              6.125% due 10/15/2000.............................        351,785
     350,000 Pacificorp, Medium Term Note,
              6.310% due 07/28/2003.............................        353,259
     250,000 Praxair Inc., Debenture,
              8.700% due 07/15/2022.............................        277,915
     425,000 Prime Property Funding,
              6.800% due 08/15/2002.............................        431,103
     275,000 Prudential Insurance Company,
              8.300% due 07/01/2025.............................        317,092
     625,000 Residential Funding Mortgage Securities Inc.,
              5.696% due 02/25/2010.............................        624,713
     500,000 Sonat Inc.,
              6.750% due 10/01/2007.............................        508,640
     500,000 Southern California Edison Company,
              5.625% due 10/01/2002.............................        491,335
   1,000,000 Southwest Airlines Company,
              7.375% due 03/01/2027.............................      1,088,920
     625,000 Team Fleet Financial Corporation,
              6.130% due 10/25/2004.............................        622,449
     350,000 Texas Utilities Electric Company,
              First Mortgage Bond,
              7.875% due 03/01/2023.............................        375,925
     800,000 Time Warner Entertainment, Senior Note,
              8.375% due 03/15/2023.............................        937,048
     300,000 Transcontinental Gas Pipeline,
              6.250% due 01/15/2008.............................        294,720
     250,000 Union Electric Company,
              First Mortgage Bond,
              6.750% due 05/01/2008.............................        261,313
     800,000 Virginia Electric and Power Company,
              7.375% due 07/01/2002.............................        837,768
     410,000 World Financial Properties Inc.,
              6.950% due 09/01/2013.............................        426,534
                                                                   ------------
             Total Corporate Bonds
              (Cost $30,972,991)................................     31,526,957
                                                                   ------------
 AGENCY SECURITIES -- 6.6%
   6,805,000 Federal Home Loan Bank (FHLB),
             5.401%# due 07/01/1998.............................      6,805,000
                                                                   ------------
             Federal Home Loan Mortgage Corporation (FHLMC):
  10,000,000 5.495%# due 07/07/1998.............................      9,990,883
   6,000,000 5.481%# due 07/24/1998.............................      5,979,032
                                                                   ------------
                                                                     15,969,915
                                                                   ------------
             Total Agency Securities
              (Cost $22,774,915)................................     22,774,915
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- 3.7%
  U.S. TREASURY NOTES -- 2.4%
             U.S. Treasury Notes:
   6,274,179 3.375% due 01/15/2007..............................      6,076,166
   2,105,754 3.625% due 01/15/2008..............................      2,081,411
                                                                   ------------
                                                                      8,157,577
                                                                   ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
  ---------                                                           --------

 U.S. TREASURY OBLIGATIONS -- (CONTINUED)
  U.S. TREASURY BOND -- 1.3%
 $ 3,300,000 U.S. Treasury Bond,
             8.750% due 08/15/2020...............................   $  4,538,523
                                                                    ------------
             Total U.S. Treasury Obligations
              (Cost $12,667,171).................................     12,696,100
                                                                    ------------
 COMMERCIAL PAPER -- 2.0%
   2,000,000 Atlantic Asset Securities,
              5.540%# due 07/10/1998.............................      1,997,230
   2,000,000 duPont (E.I.) de Nemours & Company,
              5.500%# due 07/28/1998.............................      1,991,750
   3,000,000 Toyota Motor Credit Corporation,
              5.510%# due 07/09/1998.............................      2,996,327
                                                                    ------------
             Total Commercial Paper
              (Cost $6,985,307)..................................      6,985,307
                                                                    ------------
TOTAL INVESTMENTS
 (COST $355,282,856*)...................................... 109.4%  376,388,684
OTHER ASSETS AND LIABILITIES (NET).........................  (9.4)  (32,481,081)
                                                            -----  ------------
NET ASSETS................................................. 100.0% $343,907,603
                                                            =====  ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                        ENDEAVOR MONEY MARKET PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                           --------

 COMMERCIAL PAPER -- 56.7%
 $1,070,000 AI Credit Corporation,
             6.100%# due 07/01/1998..............................   $ 1,070,000
  2,000,000 American Express Credit Corporation, 5.597%# due
             08/25/1998..........................................     1,983,194
  2,175,000 Bank of America Corporation,
             5.490%# due 07/10/1998..............................     2,172,015
  1,240,000 BellSouth Telecommunications Inc.,
             5.575%# due 08/11/1998..............................     1,232,247
  1,300,000 CIT Group Holdings, Inc.,
             5.660%# due 07/24/1998..............................     1,295,415
    750,000 Daimler Benz,
             5.653%# due 07/22/1998..............................       747,585
  2,000,000 Deere and Company,
             5.624%# due 07/16/1998..............................     1,995,417
  1,925,000 Eastman Kodak Company,
             5.593%# due 08/20/1998..............................     1,910,295
  1,500,000 Ford Motor Credit Corporation,
             5.718%# due 07/24/1998..............................     1,494,729
  2,000,000 General Electric Capital Corporation, 5.636%# due
             10/09/1998..........................................     1,969,444
  2,000,000 General Re Insurance,
             5.608%# due 08/26/1998..............................     1,982,858
  2,000,000 Merrill Lynch & Company, Inc.,
             5.530%# due 07/27/1998..............................     1,992,012
  2,000,000 Metlife Funding Inc.,
             5.651%# due 09/09/1998..............................     1,978,457
  2,000,000 Morgan (J.P.) & Company Inc.,
             5.500%# due 07/17/1998 .............................     1,995,111
  1,970,000 National Rural,
             5.640%# due 07/17/1998..............................     1,965,184
    950,000 Prudential Funding Corporation, 5.800%# due
             07/09/1998..........................................       948,830
  2,100,000 SBC Communications, Inc., 5.581%# due 08/06/1998.....     2,088,450
  2,000,000 Texaco Inc.,
             5.601%# due 08/18/1998..............................     1,985,307
  1,500,000 Toyota Motor Credit Corporation, 5.633%# due
             07/17/1998..........................................     1,496,333
  2,000,000 Transamerica Finance, 5.530%# due 07/22/1998.........     1,993,548
  1,629,000 UBS Finance Inc.,
             5.579%# due 08/04/1998..............................     1,620,538
  1,500,000 United Parcel Service Company,
             5.411%# due 09/30/1998..............................     1,479,942
    620,000 USAA Capital Corporation, 5.490%# due 08/12/1998.....       616,029
                                                                    -----------
            Total Commercial Paper
             (Cost $38,012,940)..................................    38,012,940
                                                                    -----------
 U.S. GOVERNMENT AGENCY SECURITIES -- 20.5%
  1,000,000 Federal Farm Credit Bank (FFCB), 5.700% due
             09/02/1998..........................................     1,000,060
                                                                    -----------
            Federal Home Loan Bank (FHLB):
    600,000 5.800% due 09/18/1998................................       600,086
  1,000,000 5.605% due 03/12/1999................................       999,972
                                                                    -----------
                                                                      1,600,058
                                                                    -----------

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                           --------

            Federal National Mortgage Association (FNMA):
 $2,000,000 7.000% due 07/13/1998................................   $ 2,000,774
  2,000,000 5.350% due 07/16/1998................................     2,000,000
    500,000 5.710% due 09/09/1998................................       499,913
  1,400,000 5.050% due 11/10/1998................................     1,396,442
  1,800,000 5.521%+ due 01/21/1999...............................     1,799,497
  1,466,000 5.410% due 02/23/1999................................     1,464,133
  2,000,000 5.850% due 03/29/1999................................     2,002,485
                                                                    -----------
                                                                     11,163,244
                                                                    -----------
            Total U.S. Government Agency Securities (Cost
             $13,763,362)........................................    13,763,362
                                                                    -----------
 CORPORATE NOTES -- 16.0%
  2,000,000 Abbey National Treasury Service,
             5.464%+ due 06/15/1999..............................     1,998,011
  2,000,000 Banc One Corporation, 5.450%+ due 06/14/1999.........     1,998,731
  2,000,000 Bayerische Landesbank, New York,
             5.521% due 06/29/1999...............................     1,998,534
  1,250,000 First Union National Bank, North Carolina,
             5.570%+ due 05/17/1999..............................     1,250,000
  2,000,000 Royal Bank of Canada, New York, 5.526%+ due
             06/29/1999..........................................     1,998,631
  1,500,000 Societe Generale, New York, 5.571%+ due 05/20/1999...     1,499,151
                                                                    -----------
            Total Corporate Notes
             (Cost $10,743,058)..................................    10,743,058
                                                                    -----------
 CERTIFICATES OF DEPOSIT -- (YANKEE) -- 6.0%
  1,000,000 Bank of Montreal,
             5.570% due 10/09/1998...............................       999,750
  2,000,000 Canadian Imperial Bank of Commerce, New York,
             5.700% due 06/14/1999...............................     1,998,919
  1,000,000 Westdeutsche Landesbank, 5.570% due 09/22/1998.......     1,000,000
                                                                    -----------
            Total Certificates of Deposit (Cost $3,998,669)......     3,998,669
                                                                    -----------
TOTAL INVESTMENTS
 (COST $66,518,029*)........................................  99.2%  66,518,029
OTHER ASSETS AND LIABILITIES (NET)..........................   0.8      512,268
                                                             -----  -----------
NET ASSETS.................................................. 100.0% $67,030,297
                                                             =====  ===========

------------
* Aggregate cost for federal tax purposes.
# Rate represents annualized discount yield at date of purchase.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                          ------------

 COMMON STOCKS -- 92.6%
  PETROLEUM -- 9.5%
      35,200 Amerada Hess Corporation...........................   $  1,911,800
      81,800 Amoco Corporation..................................      3,404,925
      16,800 British Petroleum Company Plc, ADR.................      1,482,600
      36,600 Chevron Corporation................................      3,040,088
      48,800 Exxon Corporation..................................      3,480,050
      31,900 Mobil Corporation..................................      2,444,337
      43,700 Occidental Petroleum Corporation...................      1,179,900
      22,600 Phillips Petroleum Company.........................      1,089,037
      29,700 Royal Dutch Petroleum Company, ADR.................      1,627,931
      45,400 Texaco Inc.........................................      2,709,812
      20,900 Unocal Corporation.................................        747,175
                                                                   ------------
                                                                     23,117,655
                                                                   ------------
  TELECOMMUNICATIONS -- 8.1%
      73,200 ALLTEL Corporation.................................      3,403,800
      39,500 AT&T Corporation...................................      2,256,438
      32,100 BCE Inc. ..........................................      1,370,269
      46,800 Bell Atlantic Corporation..........................      2,135,250
      23,900 BellSouth Corporation..............................      1,604,288
      36,800 Frontier Corporation...............................      1,159,200
      48,900 GTE Corporation....................................      2,720,063
      67,082 SBC Communications, Inc............................      2,683,266
      21,000 Southern New England Telecommunications
              Corporation.......................................      1,375,500
      25,800 US West Inc........................................      1,212,600
                                                                   ------------
                                                                     19,920,674
                                                                   ------------
  BANKING AND FINANCE -- 7.1%
      39,282 Banc One Corporation...............................      2,192,427
      27,800 BankBoston Corporation.............................      1,546,375
      16,800 Bankers Trust New York Corporation.................      1,949,850
      26,464 Chase Manhattan Corporation........................      1,998,032
      33,360 First Union Corporation............................      1,943,220
      32,400 Mercantile Bankshares Corporation..................      1,127,925
      21,900 Morgan (J.P.) & Company Inc........................      2,565,037
      18,200 National City Corporation..........................      1,292,200
      20,900 PNC Bank Corporation...............................      1,124,681
       4,633 Wells Fargo & Company..............................      1,709,577
                                                                   ------------
                                                                     17,449,324
                                                                   ------------
  UTILITIES -- 5.6%
      29,600 Baltimore Gas & Electric Company...................        919,450
      27,900 Central and Southwest Corporation..................        749,813
      27,900 Dominion Resources Inc. ...........................      1,136,925
      33,400 DQE Inc............................................      1,202,400
      30,500 Entergy Corporation................................        876,875
      55,050 FirstEnergy Corporation............................      1,692,788
      18,300 GPU, Inc...........................................        691,969
      44,350 PacifiCorp.........................................      1,003,419
      43,500 Peco Energy Company................................      1,275,094
      66,100 Southern Company...................................      1,830,144
      28,600 Teco Energy, Inc...................................        766,837
      46,700 Unicom Corporation.................................      1,637,419
                                                                   ------------
                                                                     13,783,133
                                                                   ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                           ------------

  FOOD AND BEVERAGE -- 5.4%
      52,700 Anheuser-Busch Companies Inc........................   $  2,486,781
      21,900 Brown-Forman Corporation, Class B...................      1,407,075
      36,500 General Mills Inc...................................      2,495,688
      28,600 Heinz (H.J.) Company................................      1,605,175
      25,400 Kellogg Company.....................................        954,087
      51,500 McCormick & Company, Inc............................      1,839,516
      35,300 Quaker Oats Company.................................      1,939,294
       8,700 Sara Lee Corporation................................        486,656
                                                                    ------------
                                                                      13,214,272
                                                                    ------------
  FINANCIAL SERVICES -- 5.2%
      32,500 American General Corporation........................      2,313,594
      33,200 Block (H&R) Inc.....................................      1,398,550
      39,800 Federal National Mortgage Association...............      2,417,850
      23,200 Fleet Financial Group, Inc..........................      1,937,200
      69,874 St. Paul Companies, Inc.............................      2,939,075
      29,349 Travelers Group, Inc................................      1,779,283
                                                                    ------------
                                                                      12,785,552
                                                                    ------------
  CONSUMER PRODUCTS -- 4.0%
      63,600 Pall Corporation....................................      1,303,800
      74,000 Philip Morris Companies Inc.........................      2,913,750
      46,900 RJR Nabisco Holdings Corporation....................      1,110,944
      32,900 Tupperware Corporation..............................        925,312
      62,800 UST Inc.............................................      1,695,600
      25,500 Whirlpool Corporation...............................      1,753,125
                                                                    ------------
                                                                       9,702,531
                                                                    ------------
  SPECIALTY CHEMICALS -- 3.9%
       8,700 Eastman Chemical Company............................        541,575
      43,400 Great Lakes Chemical Corporation....................      1,711,588
      47,000 Hercules Inc. ......................................      1,932,875
      18,900 Imperial Chemical Industries Plc, ADR...............      1,219,050
      29,000 Lubrizol Corporation................................        877,250
      24,400 Minnesota Mining & Manufacturing Company............      2,005,375
      35,800 Nalco Chemical Company..............................      1,257,475
                                                                    ------------
                                                                       9,545,188
                                                                    ------------
  PHARMACEUTICALS -- 3.8%
      34,200 Abbott Laboratories Company.........................      1,397,925
      70,200 American Home Products Corporation..................      3,632,850
      10,400 Amgen, Inc. ........................................        679,900
       8,000 Johnson & Johnson, Inc. ............................        590,000
      64,990 Pharmacia & Upjohn Inc. ............................      2,997,664
                                                                    ------------
                                                                       9,298,339
                                                                    ------------
  INSURANCE -- 3.1%
      22,300 EXEL Ltd. Ord.......................................      1,735,219
       1,500 Hilb, Rogal and Hamilton Company....................         23,438
      15,400 Lincoln National Corporation........................      1,407,175
      50,100 Safeco Corporation..................................      2,276,419
      11,800 Transamerica Corporation............................      1,357,000
      68,000 Willis Corroon Group Plc, ADR.......................        854,250
                                                                    ------------
                                                                       7,653,501
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                           ------------

 COMMON STOCKS -- (CONTINUED)
  ELECTRICAL EQUIPMENT -- 2.9%
      44,400 AMP, Inc. ..........................................   $  1,526,250
      20,807 Cooper Industries Inc. .............................      1,143,085
      25,700 General Electric Company............................      2,338,700
      17,500 Hewlett Packard Company.............................      1,047,813
      27,100 Hubbell Inc., Class B...............................      1,128,037
                                                                    ------------
                                                                       7,183,885
                                                                    ------------
  DIVERSIFIED -- 2.8%
      40,900 Fortune Brands, Inc. ...............................      1,572,094
      29,575 Lonrho Africa Ord...................................         36,295
      40,800 Olin Corporation....................................      1,700,850
      25,700 PPG Industries, Inc. ...............................      1,787,756
     308,200 Tomkins Plc.........................................      1,673,741
                                                                    ------------
                                                                       6,770,736
                                                                    ------------
  DIVERSIFIED CHEMICALS -- 2.3%
      33,100 Dow Chemical Company................................      3,200,356
      31,600 du Pont (E.I.) de Nemours & Company.................      2,358,150
       9,575 Octel Corporation...................................        190,303
                                                                    ------------
                                                                       5,748,809
                                                                    ------------
  RAILROADS -- 2.2%
      91,500 Norfolk Southern Corporation........................      2,727,844
      59,400 Union Pacific Corporation...........................      2,621,025
                                                                    ------------
                                                                       5,348,869
                                                                    ------------
  PAPER AND PAPER PRODUCTS -- 2.1%
      49,500 Consolidated Papers Inc.............................      1,348,875
      13,700 Georgia-Pacific Company, (Georgia-Pacific Group)....        807,444
       8,900 Georgia-Pacific Company, (Timber Group).............        204,700
      25,300 International Paper Company.........................      1,087,900
      35,300 Union Camp Corporation..............................      1,751,762
                                                                    ------------
                                                                       5,200,681
                                                                    ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
      25,000 Bausch & Lomb Inc. .................................      1,253,125
      13,700 Baxter International Inc.+ .........................        737,231
     270,200 Smith & Nephew Ord..................................        674,474
      52,300 US Surgical Corporation.............................      2,386,187
                                                                    ------------
                                                                       5,051,017
                                                                    ------------
  REAL ESTATE -- 2.0%
      43,900 Crescent Real Estate Equities Trust.................      1,476,138
      13,500 Rouse Company.......................................        424,406
      31,000 Security Capital Pacific Trust......................        697,500
      62,232 Simon DeBartolo Group, Inc. ........................      2,022,540
      12,700 Weingarten Realty Inc...............................        531,019
                                                                    ------------
                                                                       5,151,603
                                                                    ------------
  ENERGY SERVICES -- 2.0%
      34,200 Duke Energy Corporation.............................      2,026,350
      44,900 Houston Industries, Inc. ...........................      1,386,288
      46,500 Witco Corporation...................................      1,360,125
                                                                    ------------
                                                                       4,772,763
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                           ------------

  MEDIA AND COMMUNICATIONS -- 1.8%
      36,500 Dun & Bradstreet Corporation........................   $  1,318,563
      35,900 Knight-Ridder, Inc..................................      1,976,744
      38,900 Readers Digest Association Inc., Class A............      1,055,162
                                                                    ------------
                                                                       4,350,469
                                                                    ------------
  PETROLEUM -- DOMESTIC -- 1.8%
      40,800 Atlantic Richfield Company..........................      3,187,500
      33,200 USX-Marathon Group..................................      1,139,175
                                                                    ------------
                                                                       4,326,675
                                                                    ------------
  COSMETICS & TOILETRIES -- 1.7%
      51,600 International Flavors & Fragrances, Inc.............      2,241,375
      43,600 Kimberly-Clark Corporation..........................      2,000,150
                                                                    ------------
                                                                       4,241,525
                                                                    ------------
  METALS AND MINING -- 1.6%
      50,300 Inco Ltd............................................        685,337
      46,836 Newmont Mining Corporation..........................      1,106,500
      20,200 Phelps Dodge Corporation............................      1,155,187
      17,000 Reynolds Metals Company.............................        950,937
                                                                    ------------
                                                                       3,897,961
                                                                    ------------
  AUTOMOTIVES -- 1.5%
      29,100 General Motors Corporation..........................      1,944,244
      50,550 Genuine Parts Company...............................      1,743,975
                                                                    ------------
                                                                       3,688,219
                                                                    ------------
  LODGING -- 1.5%
      33,100 Hilton Hotels Corporation...........................        943,350
      55,726 Starwood Hotels & Resorts...........................      2,692,262
                                                                    ------------
                                                                       3,635,612
                                                                    ------------
  PRINTING AND PUBLISHING -- 1.5%
      41,400 Donnelley (R.R.) & Sons Company.....................      1,894,050
      30,500 Dow Jones & Company, Inc. ..........................      1,700,375
                                                                    ------------
                                                                       3,594,425
                                                                    ------------
  WASTE DISPOSAL -- 1.4%
      42,600 Browning Ferris Industries Inc......................      1,480,350
      52,500 Waste Management, Inc...............................      1,837,500
                                                                    ------------
                                                                       3,317,850
                                                                    ------------
  RETAIL -- 1.3%
      19,500 May Department Stores Company.......................      1,277,250
      26,200 Penney (J.C.) Company, Inc. ........................      1,894,587
                                                                    ------------
                                                                       3,171,837
                                                                    ------------
  AEROSPACE & DEFENSE -- 1.3%
      31,200 AlliedSignal Inc. ..................................      1,384,500
      30,800 TRW Inc.............................................      1,682,450
                                                                    ------------
                                                                       3,066,950
                                                                    ------------
  PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.9%
      32,500 Eastman Kodak Company...............................      2,374,531
                                                                    ------------
  TRANSPORTATION SERVICES -- 0.8%
      16,200 Alexander & Baldwin Inc.............................        471,825
      14,900 Burlington Northern Santa Fe Corporation............      1,462,994
                                                                    ------------
                                                                       1,934,819
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                          ------------

 COMMON STOCKS -- (CONTINUED)
  BUILDING AND CONSTRUCTION -- 0.5%
      17,100 Armstrong World Industries Inc.....................   $  1,152,113
                                                                   ------------
  STEEL -- 0.4%
      27,000 USX--US Steel Group Inc............................        891,000
                                                                   ------------
  BUSINESS SERVICES -- 0.3%
      18,400 GATX Corporation...................................        807,300
                                                                   ------------
  CONGLOMERATES -- 0.1%
      44,375 Lonrho Ord.........................................        211,535
                                                                   ------------
  TEXTILES & APPAREL -- 0.1%
       5,900 Unifi, Inc.........................................        202,075
                                                                   ------------
             Total Common Stocks
              (Cost $194,013,494)...............................    226,563,428
                                                                   ------------
  PRINCIPAL
   AMOUNT
  ---------

 U.S. TREASURY OBLIGATIONS -- 0.9%
  U.S. TREASURY NOTES -- 0.7%
             U.S. Treasury Notes:
 $   300,000 5.875% due 11/15/1999..............................        301,359
     100,000 7.125% due 02/29/2000..............................        102,500
     300,000 6.500% due 05/31/2001..............................        307,686
     400,000 5.750% due 08/15/2003..............................        404,248
      50,000 7.500% due 02/15/2005..............................         55,343
     180,000 5.625% due 02/15/2006..............................        180,731
     300,000 7.000% due 07/15/2006..............................        327,609
                                                                   ------------
                                                                      1,679,476
                                                                   ------------
  U.S. TREASURY BONDS -- 0.2%
     400,000 U.S. Treasury Bond, 6.000% due 02/15/2026..........        416,124
                                                                   ------------
             Total U.S. Treasury Obligations (Cost $1,961,989)..      2,095,600
                                                                   ------------
 COMMERCIAL PAPER -- 8.2%
   4,480,000 Ciesco Company,
              5.520%# due 07/20/1998............................      4,466,948
   2,875,000 du Pont (E.I.) de Nemours & Company,
              5.520%# due 07/20/1998............................      2,866,624
   5,065,000 IBM Credit Corporation, 5.500%# due 07/08/1998.....      5,059,583
   4,548,000 Koch Industries, 6.300%# due 07/01/1998............      4,548,000
   3,090,000 Metlife Funding, 5.500%# due 07/10/1998............      3,085,751
                                                                   ------------
             Total Commercial Paper (Cost $20,026,906)..........     20,026,906
                                                                   ------------
TOTAL INVESTMENTS
 (COST $216,002,389*)..................................... 101.7 %  248,685,934
OTHER ASSETS AND LIABILITIES (NET)........................  (1.7)   (4,124,262)
                                                           -----   ------------
NET ASSETS................................................ 100.0 % $244,561,672
                                                           =====   ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt
Ord. -- Ordinary

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------
 COMMON STOCKS -- 94.7%
  BANKING AND FINANCE -- 11.4%
     16,800 Banc One Corporation.................................   $    937,650
     49,000 Banca Fideuram.......................................        279,507
      9,400 Citicorp.............................................      1,402,950
     96,300 Federal Home Loan Mortgage Association...............      4,532,119
     38,400 Federal National Mortgage Association................      2,332,800
     25,700 First Union Corporation..............................      1,497,025
     12,000 HSBC Holdings Plc....................................        293,495
      2,900 Honeywell Inc........................................        242,331
     24,530 NationsBank Corporation..............................      1,876,545
      7,900 Northern Trust Corporation...........................        602,375
     60,100 Norwest Corporation..................................      2,246,237
     11,550 SLM Holding Corporation..............................        565,950
        600 Societe Generale.....................................        124,750
     24,900 Toronto Dominion Bank ADR............................      1,128,281
      3,400 Wells Fargo & Company................................      1,254,600
                                                                    ------------
                                                                      19,316,615
                                                                    ------------
  COMPUTER SERVICE AND SOFTWARE -- 11.3%
     14,400 Adobe Systems, Inc. .................................        611,100
      4,700 America On Line Inc. ................................        498,200
     10,300 Ascend Communication Inc. ...........................        510,494
     16,500 Automatic Data Processing Inc. ......................      1,202,437
     40,800 BMC Software, Inc.+..................................      2,119,050
     27,400 Cadence Design Systems, Inc. ........................        856,250
      1,300 Cap Gemini SA........................................        204,277
     12,400 Cisco Systems Inc.+..................................      1,141,575
      5,900 Dell Computer Corporation............................        547,594
     26,100 EMC Corporation -- Massachusetts.....................      1,169,606
     15,066 Getronics NV.........................................        781,966
     19,100 Intel Corporation....................................      1,415,788
     25,100 Microsoft Corporation+...............................      2,720,213
     23,550 Network Associates Inc.+.............................      1,127,456
     43,550 Oracle Corporation...................................      1,069,697
     58,500 Parametric Technology Company+.......................      1,586,813
     13,100 Platinum Technology Inc.+............................        374,169
     23,600 Sterling Commerce Inc. ..............................      1,143,125
                                                                    ------------
                                                                      19,079,810
                                                                    ------------
  TELECOMMUNICATIONS -- 6.9%
     21,400 Airtouch Communications, Inc. .......................      1,250,563
      1,600 Alcatel Alsthom......................................        325,785
      9,800 A T & T Corporation..................................        559,825
     41,500 CBS Corporation......................................      1,317,625
      5,600 Ciena Corporations...................................        389,900
     21,600 MCI Communications Corporation.......................      1,255,500
      1,800 Nokia Corporation ADR, Class A.......................        130,613
     10,900 Telebras ADR.........................................      1,190,144
      7,900 Telecel-Comunicacoes Pessoai+........................      1,403,684
     56,000 Telecom Italia Mobile SpA............................        342,603
     60,050 Telecom Italia Mobile SpA -- RNC.....................        290,829
     16,700 Tellabs, Inc.........................................      1,196,137
     42,200 WorldCom, Inc........................................      2,044,063
                                                                    ------------
                                                                      11,697,271
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

  HEALTH CARE SERVICES -- 6.8%
     29,300 American Home Products Corporation...................   $  1,516,275
     26,100 Bristol-Meyers Squibb Company........................      2,999,869
     64,900 HEALTHSOUTH Corporation..............................      1,732,019
     17,800 Johnson & Johnson Company............................      1,312,750
     14,700 Lilly Eli & Company..................................        971,119
     29,800 Tenet Healthcare Corporation+........................        931,250
     26,200 United Healthcare Corporation........................      1,663,700
      8,000 Zeneca Group Plc.....................................        343,557
                                                                    ------------
                                                                      11,470,539
                                                                    ------------
  MEDIA AND COMMUNICATIONS -- 4.7%
     12,700 Cox Communications, Inc., Class A+...................        615,156
     32,900 Omnicom Group, Inc. .................................      1,640,888
     27,300 Tribune Company......................................      1,878,581
     53,500 Ver Ned Uitgevers....................................      1,945,072
     70,000 Vodafone Group Ord. .................................        889,449
      7,900 Vodafone Group Plc, ADR..............................        995,894
                                                                    ------------
                                                                       7,965,040
                                                                    ------------
  INSURANCE -- 4.7%
     53,700 ACE Ltd. ............................................      2,094,300
      3,600 Aetna Inc. ..........................................        274,050
      9,800 EXEL Ltd. ...........................................        762,563
     32,299 Travelers Group Inc. ................................      1,958,127
     21,200 Travelers Property Casualty, Class A.................        908,950
     33,400 UNUM Corporation.....................................      1,853,700
                                                                    ------------
                                                                       7,851,690
                                                                    ------------
  CONSUMER PRODUCTS -- 4.2%
     14,000 Gillette Company.....................................        793,625
      5,000 Hagemeyer NV.........................................        216,466
     24,500 Masco Corporation....................................      1,482,250
     51,900 Philip Morris Companies Inc. ........................      2,043,563
      9,400 Procter & Gamble Company.............................        855,987
     14,800 Service Corporation International....................        634,550
     60,600 TAG Heuer International SA, Sponsored ADR+...........        568,125
      7,200 Unilever NV, ADR.....................................        568,350
                                                                    ------------
                                                                       7,162,916
                                                                    ------------
  RETAIL -- 4.2%
     37,800 Autozone Inc. .......................................      1,207,237
      5,300 Circuit City Stores Inc. ............................        248,437
     26,618 CVS Corporation......................................      1,036,438
     10,800 Fred Meyer Inc. .....................................        459,000
     16,500 Home Depot Inc. .....................................      1,370,531
      9,300 Kohl's Corporation+..................................        482,437
     17,200 Rite Aid Corporation.................................        646,075
     27,800 Wal-Mart Stores, Inc. ...............................      1,688,850
                                                                    ------------
                                                                       7,139,005
                                                                    ------------
  PHARMACEUTICALS -- 4.0%
     20,800 Biogen Inc.+.........................................      1,019,200
     15,100 Merck & Company......................................      2,019,625
     18,600 Pfizer Inc. .........................................      2,021,588
     25,400 Warner-Lambert Company...............................      1,762,125
                                                                    ------------
                                                                       6,822,538
                                                                    ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------
 COMMON STOCKS -- (CONTINUED)
  FINANCIAL SERVICES -- 3.2%
     15,400 AMBAC Inc. ..........................................   $    900,900
     14,100 Block (H&R) Inc. ....................................        593,963
      3,800 Fairfax Financial Holdings, Ltd.+....................      1,486,388
        400 Fairfax Financial Holdings++.........................        156,026
     46,980 First Data Corporation...............................      1,565,021
     14,000 PartnerRe Ltd. ......................................        714,000
                                                                    ------------
                                                                       5,416,298
                                                                    ------------
  FOOD AND BEVERAGE -- 2.8%
     38,700 PepsiCo Inc. ........................................      1,593,956
     49,100 Safeway Inc.+........................................      1,997,756
     19,100 Sara Lee Corporation.................................      1,068,406
                                                                    ------------
                                                                       4,660,118
                                                                    ------------
  PETROLEUM -- INTERNATIONAL -- 2.7%
      8,900 Chevron Corporation..................................        739,256
     21,500 Mobil Corporation....................................      1,647,438
     39,700 Royal Dutch Petroleum Company, ADR...................      2,176,056
                                                                    ------------
                                                                       4,562,750
                                                                    ------------
  ELECTRICAL EQUIPMENT -- 2.7%
     49,800 General Electric Company.............................      4,531,800
                                                                    ------------
  ELECTRONIC COMPONENTS -- 2.7%
     51,200 Analog Devices Inc.+.................................      1,257,600
     15,100 Hewlett-Packard Company..............................        904,113
      8,000 Linear Technology Corporation........................        482,500
     35,200 Maxim Integrated Products Inc. ......................      1,115,400
      3,600 Philips Electronics NV...............................        302,856
      1,800 Teradyne Inc. .......................................         48,150
     17,700 TV Azteca SA de CV...................................        191,381
      5,900 Xilinx Inc.+.........................................        200,600
                                                                    ------------
                                                                       4,502,600
                                                                    ------------
  ENTERTAINMENT AND LEISURE -- 2.6%
     30,800 Carnival Corporation.................................      1,220,450
     12,669 Disney (Walt) Company................................      1,331,037
     29,400 Hilton Hotels Corporation............................        837,900
      9,600 McDonald's Corporation...............................        662,400
     13,900 Mirage Resorts, Inc. ................................        296,244
                                                                    ------------
                                                                       4,348,031
                                                                    ------------
  TOYS, GAMES, AND HOBBIES -- 2.5%
     23,400 Hasbro Inc. .........................................        919,912
     11,800 Mattel, Inc. ........................................        499,287
     43,722 Tyco International Ltd. .............................      2,754,486
                                                                    ------------
                                                                       4,173,685
                                                                    ------------
  MACHINERY -- 2.4%
     80,000 Danaher Corporation..................................      2,935,000
     30,700 Teleflex Inc. .......................................      1,166,600
                                                                    ------------
                                                                       4,101,600
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

  REAL ESTATE -- 2.3%
     40,500 Crescent Real Estate Equities Trust..................   $  1,361,812
     71,800 Security Capital US Realty+..........................        954,940
     31,800 Starwood Lodging Trust...............................      1,536,337
                                                                    ------------
                                                                       3,853,089
                                                                    ------------
  OTHER -- 2.0%
     50,000 Granada Group Plc....................................        920,005
    133,500 Rentokil Initial Plc.................................        960,720
    240,000 Tomkins Plc..........................................      1,303,368
                                                                    ------------
                                                                       3,184,093
                                                                    ------------
  BUSINESS SERVICES -- 1.6%
     28,200 Cendant Corporation+.................................        588,675
     20,000 Elsevier NV..........................................        302,069
     43,232 Mutual Risk Management Ltd. .........................      1,575,266
                                                                    ------------
                                                                       2,466,010
                                                                    ------------
  AEROSPACE AND DEFENSE -- 1.4%
     58,400 AlliedSignal Corporation.............................      2,591,500
                                                                    ------------
  WASTE DISPOSAL -- 1.2%
     41,800 USA Waste Services, Inc.+............................      2,063,875
                                                                    ------------
  CONGLOMERATES -- 1.0%
         21 Berkshire Hathaway Inc.+.............................      1,644,405
                                                                    ------------
  PAPER AND PAPER PRODUCTS -- 0.8%
     22,928 Kimberly-Clark Corporation...........................      1,051,822
     80,000 Kimberly-Clark de Mexico, SA.........................        282,678
                                                                    ------------
                                                                       1,334,500
                                                                    ------------
  MEDICAL SUPPLIES -- 0.7%
      6,700 Guidant Corporation..................................        477,794
        460 Novartis AG+.........................................        766,717
                                                                    ------------
                                                                       1,244,511
                                                                    ------------
  BIOTECHNOLOGY -- 0.7%
     18,000 Genentech Inc.+......................................      1,221,750
                                                                    ------------
  ENERGY SERVICES -- 0.7%
     27,400 Halliburton Company..................................      1,221,012
                                                                    ------------
  SPECIALTY CHEMICALS -- 0.7%
     12,700 Raytheon Company, Class B............................        750,888
      9,000 Rhone-Poulenc Corporation SA, Class A................        507,633
                                                                    ------------
                                                                       1,258,521
                                                                    ------------
  PUBLISHING -- 0.7%
     20,500 Schibsted ASA........................................        345,078
      5,800 Wolters Kluwer NV....................................        796,674
                                                                    ------------
                                                                       1,141,752
                                                                    ------------
  TRANSPORTATION -- 0.6%
    203,300 Hutchinson Whampoa, Ltd. ............................      1,073,176
                                                                    ------------
  METALS AND MINING -- 0.5%
     34,000 Newmont Mining Corporation...........................        803,250
                                                                    ------------
            Total Common Stocks
             (Cost $122,806,331).................................    159,903,750
                                                                    ------------

                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                           --------

 COMMERCIAL PAPER -- 5.9%
 $1,075,000 du Pont (E.I.) de Nemours & Company, 5.520%# due
             07/20/1998.........................................   $  1,071,868
  5,864,000 IBM Credit Corporation,
             5.500%# due 07/08/1998.............................      5,857,729
  3,021,000 Koch Industries Inc.,
             6.300%# due 07/01/1998.............................      3,021,000
                                                                   ------------
            Total Commercial Paper (Cost $9,950,597)............      9,950,597
                                                                   ------------
 AGENCY SECURITIES -- 1.1%
  1,680,000 Federal Home Loan Bank,
             5.420%# due 08/28/1998.............................      1,665,330
    155,000 Federal Home Loan Mortgage Corporation, 5.400%# due
             07/10/1998.........................................        154,791
                                                                   ------------
            Total Agency Securities (Cost $1,820,121)...........      1,820,121
                                                                   ------------

TOTAL INVESTMENTS
 (COST $134,577,049*)...................................... 101.7%  171,674,468
OTHER ASSETS AND LIABILITIES (NET).........................  (1.7)   (2,855,171)
                                                            -----  ------------
NET ASSETS................................................. 100.0% $168,819,297
                                                            =====  ============

------------
 * Aggregate cost for federal tax purposes.
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt
Ord. -- Ordinary

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

 COMMON STOCKS -- 91.7%
  UNITED KINGDOM -- 18.4%
     56,000 Abbey National Ord. .................................   $    995,809
    207,000 ASDA Group Plc.......................................        711,129
     57,353 British Gas Ord. ....................................        331,816
     56,000 British Petroleum Company Ord. ......................        817,218
    114,000 Cable & Wireless.....................................      1,385,717
     93,768 Cadbury Schweppes Ord. ..............................      1,452,135
    162,200 Caradon Plc..........................................        503,735
     44,000 Centrica Plc+........................................         74,201
     84,000 Compass Group Ord. ..................................        968,459
    238,464 Diageo Plc. .........................................      2,826,960
     45,000 Electrocomponents Ord. ..............................        362,534
     14,000 GKN Ord. ............................................        178,474
     95,000 Glaxo Wellcome Ord. .................................      2,853,601
     11,000 Heywood Williams Group Corporation Ord. .............         48,213
     33,000 Hillsdown Holdings Ord. .............................         89,262
    146,000 Kingfisher Ord. .....................................      2,352,440
     74,000 Ladbroke Group Ord. .................................        406,505
     28,000 Laing (John), Class A, Non-Voting Ord. ..............        185,370
    237,000 National Westminster Bank Ord. ......................      4,238,149
    105,000 Rank Group Plc.......................................        576,798
    213,000 Reed International Ord. .............................      1,927,602
     61,000 Rio Tinto Corporation Ord. ..........................        687,499
     29,518 Rolls Royce Ord. ....................................        121,983
    116,000 Safeway, Inc. .......................................        760,214
    333,000 Shell Transport & Trading Ord. ......................      2,346,363
     58,000 Smith (David S.) Holdings Ord. ......................        184,485
    282,200 SmithKline Beecham Ord. .............................      3,446,750
     96,000 Tesco Ord. ..........................................        937,704
    284,000 Tomkins Ord. ........................................      1,542,319
    104,000 United Newspapers & Media Ord. ......................      1,455,177
                                                                    ------------
                                                                      34,768,621
                                                                    ------------
  JAPAN -- 14.4%
      2,662 Advantest............................................        143,621
     24,000 Alps Electric Company................................        286,396
     37,000 Amada Company Ltd. ..................................        180,625
     72,000 Canon Inc. ..........................................      1,640,269
     23,000 Citizen Watch Company................................        190,461
     37,000 Dai Nippon Screen Manufacturing......................        151,992
     33,000 Daichi Pharmaceutical Company........................        436,754
      6,000 Daifuku Company Ltd. ................................         22,434
     40,000 Daiwa House Industry Company.........................        354,379
         74 DDI Corporation......................................        258,494
     71,000 Denso Corporation....................................      1,181,023
        114 East Japan Railway Company...........................        537,557
      8,800 Fanuc Company Ltd. ..................................        305,489
     16,000 Fujitsu Ltd. ........................................        168,945
     90,000 Hitachi Ltd. ........................................        589,065
     65,000 Hitachi Zosen Corporation............................        105,301
      4,000 Honda Motor Company Ltd. ............................        142,909
     16,000 Inax.................................................         55,196

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

     19,000 Ito-Yokado Company...................................   $    897,302
     34,000 Kao Corporation......................................        526,217
     21,000 Kokuyo Company Ltd. .................................        356,910
     42,000 Komatsu Ltd. ........................................        204,730
     17,000 Komori Corporation...................................        323,968
     48,000 Kuraray Company......................................        409,286
     17,000 Kyocera Corporation..................................        833,586
     31,000 Makita Corporation...................................        358,494
     55,000 Marui Company Ltd. ..................................        823,389
     78,000 Matsushita Electric Industrial Company...............      1,257,974
     44,000 Mitsubishi Corporation...............................        273,667
    209,000 Mitsubishi Heavy Industries Ltd. ....................        792,045
    116,000 Mitsui Fudosan Company...............................        919,476
     21,000 Murata Manufacturing Company.........................        683,445
    116,000 NEC Corporation......................................      1,084,747
         56 Nippon Telegraph & Telephone Corporation.............        465,755
     82,000 Nomura Securities Company Ltd. ......................        957,764
     14,000 Pioneer Electronics Corporation......................        268,316
      4,000 Sangetso Company Ltd. ...............................         51,783
     48,000 Sankyo Company.......................................      1,096,984
      6,000 Sega Enterprises.....................................        103,927
     58,000 Sekisui Chemical Company Ltd. .......................        297,823
     41,000 Sekisui House........................................        318,760
      5,620 Seven-Eleven Japan Company Ltd. .....................        335,729
     14,000 Sharp Corporation....................................        113,806
     42,000 Shinetsu Chemicals Company Ltd. .....................        729,008
     27,000 Shiseido Company Ltd. ...............................        307,746
     17,300 Sony Corporation.....................................      1,495,154
     78,000 Sumitomo Corporation.................................        376,264
    109,000 Sumitomo Electric Industries Ltd. ...................      1,106,003
     20,000 Sumitomo Forestry Company Ltd. ......................        112,678
     16,000 TDK Corporation......................................      1,186,085
     17,000 Tokio Marine & Fire Insurance Company................        175,324
      9,700 Tokyo Electron.......................................        298,149
     17,000 Tokyo Steel Manufacturing............................         87,785
     45,000 Toppan Printing Company Ltd. ........................        482,968
     22,000 UNY Company Ltd. ....................................        357,995
      7,717 Yurtec Corporation...................................         46,212
                                                                    ------------
                                                                      27,268,164
                                                                    ------------
  NETHERLANDS -- 10.4%
     37,460 ABN Amro Holdings NV.................................        877,227
     13,919 Ahold (Kon) NV.......................................        447,156
        994 Akzo Nobel NV........................................        221,133
     20,240 ASM Lithography Holdings NV..........................        599,438
      6,000 Baan Company NV......................................        214,500
     15,187 CSM CVA..............................................        729,968
     90,000 Elsevier NV..........................................      1,359,309
     19,045 Fortis Amev NV.......................................      1,115,912
     52,330 International Nederlanden Groep NV...................      3,429,196
      4,254 Koninklijke PTT Nederland............................        163,869
      9,500 Numico NV............................................        297,715

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
   ------                                                             --------

 COMMON STOCKS -- (CONTINUED)
  NETHERLANDS -- (CONTINUED)
      9,540 Philips Electronics NV...............................   $    802,568
     15,605 Polygram NV..........................................        796,890
     72,100 Royal Dutch Petroleum Company........................      4,001,122
      4,254 TNT Post Group.......................................        108,827
     25,100 Unilever NV..........................................      1,993,034
     18,665 Wolters Kluwer.......................................      2,563,780
                                                                    ------------
                                                                      19,721,644
                                                                    ------------
  FRANCE -- 10.2%
        955 Accor................................................        267,274
      5,966 Alcatel Alsthom Cie Generale D'Electric..............      1,214,772
      8,290 AXA Company+++.......................................        932,431
      1,460 Canal Plus...........................................        272,888
        880 Carrefour............................................        556,759
      5,010 Compagnie de Saint-Gobain............................        928,960
      3,449 Credit Commercial de France..........................        290,379
      2,990 Danone...............................................        824,442
      2,808 Dexia France.........................................        378,072
      1,630 GTM -- Entrepose.....................................        169,317
      2,816 Lafarge..............................................        291,116
      2,820 Lapeyre..............................................        262,610
      1,103 Legrand..............................................        291,910
        572 L'Oreal..............................................        318,183
        845 Pathe................................................        165,626
      2,818 Pinault Printemps Redoute............................      2,358,549
      1,504 Primagaz.............................................        132,098
      8,189 Sanofi SA............................................        963,061
     12,562 Schneider............................................      1,001,727
      2,200 SGS Thompson.........................................        155,929
      3,657 Societe Generale Ord. ...............................        760,350
      5,070 Societe Nationale Elf Aquitaine......................        712,821
      5,612 Sodexho..............................................      1,061,005
      3,290 Television Francaise.................................        509,905
     15,268 Total SA "B' Shares..................................      1,984,989
     11,290 Vivendi..............................................      2,410,869
                                                                    ------------
                                                                      19,216,042
                                                                    ------------
  GERMANY -- 6.7%
      2,930 Allianz AG...........................................        977,425
     16,083 Bayer AG.............................................        833,094
     12,741 Bayerische Hypotheken-Und Wechsel Bank...............        808,369
      8,927 Bayerische Vereinsbank AG............................        757,491
      3,600 Bilfinger & Berger Bau AG............................        123,487
        232 Buderus AG...........................................        115,813
      5,280 Commerzbank AG.......................................        201,174
     13,624 Deutsche Bank AG.....................................      1,153,027
     24,847 Deutsche Telekom AG..................................        680,740
     12,086 Dresdner Bank AG.....................................        653,533
     21,470 Gehe AG..............................................      1,152,028
      5,430 Hoechst AG...........................................        273,292
        700 Hornbach Baumarkt AG.................................         34,435

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                            --------

     12,820 Mannesmann AG.......................................   $  1,318,901
      2,922 Rhoen Klinikum AG...................................        289,267
      2,450 SAP AG..............................................      1,487,854
      5,558 Siemens AG..........................................        339,534
     17,201 Veba AG.............................................      1,157,640
        284 Volkswagen AG.......................................        274,534
                                                                   ------------
                                                                     12,631,638
                                                                   ------------
  SWITZERLAND -- 6.4%
        561 ABB AG..............................................        829,849
      2,705 Adecco SA...........................................      1,221,832
      4,680 Credit Suisse Group.................................      1,043,056
      1,526 Nestle SA...........................................      3,271,080
      1,339 Novartis AG+........................................      2,231,814
        156 Roche Holdings AG Genuscheine.......................      1,534,452
      6,038 UBS AG..............................................      2,248,734
                                                                   ------------
                                                                     12,380,817
                                                                   ------------
  ITALY -- 5.0%
     19,840 Assicurazioni Generali..............................        645,421
     34,000 Banca Commerciale Italiana..........................        203,416
    417,000 Banca di Roma.......................................        868,383
    226,553 Credito Italiano S.p.A..............................      1,186,478
    174,772 Ente Nazionale Idrocarburi..........................      1,145,965
      5,106 Gucci Group NV......................................        270,618
     35,870 IMI S.p.A. Ord. ....................................        565,279
      6,140 Industrie Natuzzi S.p.A. ...........................        159,640
    130,000 Istituto Nazionale Delle Assicurazion...............        369,495
     34,740 Italgas S.p.A. .....................................        141,560
     16,753 Mediolanum S.p.A.+..................................        531,796
      8,000 Rinascente Ord. ....................................         79,696
    247,353 Telecom Italia Mobile di Risp S.p.A. ...............      1,513,284
    255,315 Telecom Italia S.p.A. ..............................      1,880,285
                                                                   ------------
                                                                      9,561,316
                                                                   ------------
  SWEDEN -- 3.6%
     28,890 ABB AB, Series A....................................        409,350
     83,060 Astra AB, Series B..................................      1,655,992
     18,610 Atlas Copco AS, Series B............................        507,545
     57,500 Electrolux Company AB, Series B.....................        987,774
      4,870 Esselte AB , Series B...............................        112,972
      4,355 Granges AB..........................................         79,728
     21,350 Hennes & Mauritz AB, Series 5.......................      1,362,652
    155,462 Nordbanken AB.......................................      1,140,380
      2,480 Sandvik AB, Series A................................         68,569
     15,380 Sandvik AB, Series B................................        422,347
      3,330 Scribona AB Free, Series B..........................         40,085
                                                                   ------------
                                                                      6,787,394
                                                                   ------------
  SPAIN -- 2.7%
     14,808 Argentaria..........................................        332,178
      6,990 Banco Bilbao Vizcaya................................        358,730
     41,288 Banco de Santander Ord..............................      1,056,768
      5,047 Banco Popular de Espanol............................        430,484
     20,848 Empresa Nacional de Electricidad (Endesa)...........        456,114

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                            --------

 COMMON STOCKS -- (CONTINUED)
  SPAIN -- (CONTINUED)
      4,589 Gas Natural S.D.G., SA..............................   $    331,569
     29,786 Iberdrola SA........................................        483,646
      6,832 Repsol SA...........................................        375,571
     25,828 Telefonica de Espana Ord. ..........................      1,194,135
                                                                   ------------
                                                                      5,019,195
                                                                   ------------
  BELGIUM -- 2.3%
      1,295 Credit Communal de Belgique SA+.....................        194,999
      1,310 Generale de Banque Ord..............................        973,078
         80 Generale de Banque SA+..............................              2
     30,900 KBC Bancassurance Holding...........................      2,766,792
         72 U.B.C. SA...........................................        373,746
                                                                   ------------
                                                                      4,308,617
                                                                   ------------
  AUSTRALIA -- 2.1%
     18,000 AMP Ltd.............................................        211,179
     44,044 Australian Gas Light Company........................        276,137
     12,000 Brambles Industries Ltd.............................        236,059
     32,951 Broken Hill Property Company Ord....................        279,202
     54,000 Colonial Ltd. ......................................        163,580
     30,655 Commonwealth Bank of Australia......................        358,508
     43,000 Fosters Brewing Group...............................        101,431
     98,000 Goodman Fielder Ltd.................................        142,959
     93,000 John Fairfax Holding................................        162,048
     11,540 Lend Lease Corporation Ord. ........................        233,887
     11,707 National Australia Bank Ltd. .......................        154,790
     39,000 Publishing & Broadcasting Ltd. .....................        168,254
    144,600 Star City Holdings Limited..........................         84,375
     33,000 Tabcorp Holdings Ltd. ..............................        168,999
     98,049 Telstra Corporation Ltd.+...........................        251,977
     49,340 The News Corporation Ord. ..........................        403,675
     52,000 Westpac Banking Corporation.........................        317,948
     37,000 Woodside Petroleum Ltd. ............................        185,120
                                                                   ------------
                                                                      3,900,128
                                                                   ------------
  NORWAY -- 1.7%
      2,170 Bergesen DY AS, Class A.............................         41,341
     30,500 Norsk Hydro AS......................................      1,343,218
     75,720 Orkla Booregaard AS.................................      1,768,628
      4,670 Saga Petroleum, Series B............................         66,118
                                                                   ------------
                                                                      3,219,305
                                                                   ------------
  BRAZIL -- 1.6%
      9,895 Cemig Energetica Minas Gerais.......................        301,797
  6,800,000 Centrais Eletrobras.................................        199,905
  6,800,000 Centrais Geradoras de Sul de Brasil SA -Gerasul.....          9,290
      6,030 Cia Brasil Dist Pao de Acucar, ADR..................        136,429
     20,159 Telebras, ADR.......................................      2,201,111
     55,559 Telec de Sao Paulo SA...............................          8,402
     55,559 Telesp Celular SA...................................          2,356
      7,073 Unibanco GDR........................................        208,654
                                                                   ------------
                                                                      3,067,944
                                                                   ------------

                                                                     VALUE
   SHARES                                                           (NOTE 1)
   ------                                                           --------

  MEXICO -- 1.5%
     40,310 Cemex, ADS+........................................   $    362,790
     16,590 Cemex, Class B+....................................         73,206
      2,527 Cifra SA de CV, Class E, ADR.......................         37,273
      6,834 Fomento Economico Mexicana, Series B...............        212,956
     34,244 Gruma SA de CV, Series B...........................         74,621
      8,078 Gruma SA de CV, Series B, ADR++....................         71,696
     47,166 Grupo Financiero Banamex, Series B.................         91,860
      1,942 Grupo Financiero Banamex, Series L+................          3,134
     84,790 Grupo Industrial Maseca SA, Class B................         61,713
     18,986 Grupo Modelo SA de CV, Series C....................        159,528
      7,585 Grupo Televisa SA, GDR+............................        285,386
     69,076 Kimberly-Clark de Mexico, Class A..................        244,078
     11,000 Panamerican Beverages Inc., Class A................        345,813
     15,364 Telefonos de Mexico SA, ADR........................        738,432
     10,200 Tv Azteca SA de CV, ADR+...........................        110,288
                                                                  ------------
                                                                     2,872,774
                                                                  ------------
  HONG KONG -- 1.1%
     87,000 CLP Holdings Ltd. .................................        396,373
     30,000 Hang Seng Bank Ltd. ...............................        169,592
     82,000 Henderson Land Development Company.................        270,405
    172,700 Hong Kong & China Gas Company......................        196,149
    152,800 Hong Kong Telecom..................................        286,944
    133,000 Hutchison Whampoa, Ltd. ...........................        702,078
                                                                  ------------
                                                                     2,021,541
                                                                  ------------
  ARGENTINA -- 1.0%
      6,196 Banco de Galicia -- Buenos Aires...................        113,077
      4,858 Banco Frances del Rio de la Plata SA, ADR..........        111,430
     44,120 Perez Companc (Naviera)............................        221,513
     24,000 Telefonica de Argentina SA, ADR....................        778,500
     21,962 Y.P.F Sociedad Anonima.............................        660,233
                                                                  ------------
                                                                     1,884,753
                                                                  ------------
  PORTUGAL -- 0.4%
     17,470 Estabelec Jeronimo Martins & Filho.................        839,809
                                                                  ------------
  FINLAND -- 0.4%
     11,200 Nokia AB, Class A..................................        827,730
                                                                  ------------
  DENMARK -- 0.3%
      2,080 Den Danske Bank....................................        249,800
        650 Tele Danmark AS, Series B..........................         62,450
      1,950 UniDanmark AS, Series A............................        175,428
                                                                  ------------
                                                                       487,678
                                                                  ------------
  CANADA -- 0.3%
      9,090 Alcan Aluminum.....................................        250,175
      3,920 Royal Bank of Canada...............................        235,752
                                                                  ------------
                                                                       485,927
                                                                  ------------
  NEW ZEALAND -- 0.2%
     36,352 Fletcher Challenge (Energy Division)...............         87,013
     49,000 Telecom Corporation of New Zealand.................        202,447
     17,000 Telecom Corporation of New Zealand, Installment
             Reciepts..........................................         36,357
                                                                  ------------
                                                                       325,817
                                                                  ------------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
   ------                                                           --------

 COMMON STOCKS -- (CONTINUED)
  CHINA -- 0.2%
     23,100 Huaneng Power International, ADS+..................   $    310,406
                                                                  ------------
  SINGAPORE -- 0.1%
     21,004 Singapore Press Holdings (F).......................        140,858
     85,000 Singapore Telecommunications (F)...................        121,068
                                                                  ------------
                                                                       261,926
                                                                  ------------
  CHILE -- 0.1%
      4,775 Chilectra SA++, ADR................................        100,879
      2,241 CIA Cerveceria Unidas SA, ADR......................         47,341
      3,701 Enersis SA, ADR....................................         90,443
                                                                  ------------
                                                                       238,663
                                                                  ------------
  INDIA -- 0.1%
     16,000 Mahanagar Telephone Niagam Ltd.....................        163,200
                                                                  ------------
  PERU -- 0.1%
      3,168 Credicorp Ltd......................................         46,530
      4,365 Telefonica del Peru SA, ADR........................         89,210
                                                                  ------------
                                                                       135,740
                                                                  ------------
  KOREA -- 0.1%
      4,334 Samsung Electronics Company........................        134,155
         18 Samsung Electronics Company, GDR...................            288
                                                                  ------------
                                                                       134,443
                                                                  ------------
  VENEZUELA -- 0.1%
      4,868 Compania Anonima Nacional Telefonos de Venezuela,
             ADR+..............................................        121,700
                                                                  ------------
  RUSSIA -- 0.1%
      7,240 Gazprom, ADR+......................................         80,907
      1,170 Lukoil Company, ADR................................         39,780
                                                                  ------------
                                                                       120,687
                                                                  ------------
  THAILAND -- 0.1%
    132,000 Thai Farmers Bank Public Company...................        116,517
                                                                  ------------
  CZECH REPUBLIC -- 0.0%#
      5,800 SPT Telecom+.......................................         80,220
                                                                  ------------
  PANAMA -- 0.0%#
      1,349 Banco Latinoamericano de Exportaciones, SA, Series
             E.................................................         41,482
                                                                  ------------
            Total Common Stocks
             (Cost $131,006,149)...............................    173,321,838
                                                                  ------------
 PREFERRED STOCKS -- 1.9%
  BRAZIL -- 1.1%
 23,967,906 Banco Bradesco SA..................................        199,983
    265,000 Banco Itau SA......................................        151,226
    279,975 Brahma-Companhia Cervejaria........................        174,296
    270,000 Brasmotor SA.......................................         24,746
    240,000 Companhia Cimento Portland Itau....................         42,561
    199,060 Empresa Nacional de Comercio Redito E Participacoes
             SA................................................            499
  5,860,036 Energetica de Minas Girais.........................        182,406

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                            --------

  2,896,549 Petroleo Brasiliero-Petrobras.......................   $    538,462
    584,156 Telec de Minas Gerais SA............................         40,659
    607,377 Telecom Do Rio de Janeiro SA........................         45,689
  1,684,346 Telecomunicacoes de Sao Paulo.......................        396,128
    584,156 Telemig Celular SA..................................         17,678
    607,377 Telerj Celular SA...................................         36,126
  1,684,346 Telesp Celular SA...................................        139,810
     20,861 Usiminas PN.........................................        106,420
                                                                   ------------
                                                                      2,096,689
                                                                   ------------
  GERMANY -- 0.7%
      2,042 Fielmann AG.........................................         71,404
        870 Fresnius AG.........................................        165,016
      1,820 Hornbach AG.........................................        166,547
      1,243 SAP AG Vorzug.......................................        844,476
                                                                   ------------
                                                                      1,247,443
                                                                   ------------
  AUSTRALIA -- 0.1%
     39,770 The News Corporation Ltd............................        282,422
                                                                   ------------
            Total Preferred Stocks
             (Cost $2,935,083)..................................      3,626,554
                                                                   ------------
 WARRANTS -- 0.1% (Cost $176,257)
     10,020 Dresdner Bank AG, Expire 04/30/2002+................        261,184
                                                                   ------------
 RIGHTS -- 0.0%#
  AUSTRALIA -- 0.0%#
      6,000 Colonial Limited....................................          1,378
                                                                   ------------
  BRAZIL -- 0.0%#
     81,770 Telec de Sao Paulo SA-Preferred.....................          1,308
                                                                   ------------
  MEXICO -- 0.0%#
     16,590 Cemex SA............................................            167
                                                                   ------------
            Total Rights (Cost $0)..............................          2,853
                                                                   ------------
TOTAL INVESTMENTS
 (COST $134,117,489*).....................................  93.7%   177,212,429
OTHER ASSETS AND LIABILITIES (NET)........................   6.3     11,849,125
                                                           -----   ------------
NET ASSETS................................................ 100.0%  $189,061,554
                                                           =====   ============

------------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+++ The Adviser has deemed these securities to be illiquid. Illiquid securities generally cannot be disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments.
  # Amount represents less than 0.1%.

Abbreviations:
ADR -- American Depositary Receipt
ADS-- American Depositary Shares
(F)-- Foreign or Alien Shares
GDR-- Global Depositary Receipt
Ord.-- Ordinary

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

At June 30, 1998, sector diversification of the Portfolio was as follows:

                                                             % OF
SECTOR DIVERSIFICATION                                    NET ASSETS    VALUE
----------------------                                    ---------- -----------
COMMON STOCKS:
Banking..................................................    13.8%    26,072,818
Energy...................................................     7.9     14,841,709
Health and Personal Care.................................     7.4     13,991,150
Electronics and Instruments..............................     6.9     12,960,154
Retail Trade.............................................     6.5     12,240,634
Telecommunications.......................................     5.9     11,173,369
Broadcasting and Publishing..............................     5.0      9,454,593
Food and Grocery Products................................     4.6      8,686,937
Financial Services.......................................     3.3      6,244,778
Chemicals................................................     3.1      5,803,419
Utilities................................................     3.1      5,787,238
Multi-Industry...........................................     2.7      5,192,566
Beverage and Tobacco.....................................     2.7      5,044,733
Business Services........................................     2.6      4,938,041
Machinery and Engineering Services.......................     2.5      4,650,102
Household Products.......................................     2.3      4,346,729
Construction and Building Materials......................     2.2      4,133,852
Insurance................................................     2.2      4,068,766
Entertainment and Leisure................................     1.8      3,373,227
Industrial Components....................................     1.2      2,287,026
Miscellaneous............................................     1.1      2,074,585
Real Estate..............................................     0.8      1,423,768
Wholesale Trade..........................................     0.6      1,113,896
Metals and Mining........................................     0.5      1,025,459
Textiles & Apparel.......................................     0.5        870,365
Transport and Storage....................................     0.4        687,725
Automotive...............................................     0.2        417,443
Forestry and Paper Products..............................     0.1        184,485
Aerospace and Defense....................................     0.1        121,983
Media....................................................     0.1        110,288
                                                            -----    -----------
TOTAL COMMON STOCKS......................................    91.7    173,321,838
TOTAL PREFERRED STOCKS...................................     1.9      3,626,554
TOTAL WARRANTS...........................................     0.1        261,184
TOTAL RIGHTS.............................................     0.0#         2,853
                                                            -----    -----------
TOTAL INVESTMENTS........................................    93.7    177,212,429
OTHER ASSETS AND LIABILITIES (NET).......................     6.3     11,849,125
                                                            -----    -----------
NET ASSETS...............................................   100.0%   189,061,554
                                                            =====    ===========

------------
# Amount represents less than 0.1%.

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                          ENDEAVOR SELECT 50 PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
   ------                                                           -----------

 COMMON STOCKS -- 91.7%
  BANKING AND FINANCE -- 15.3%
 35,930,000 Akbank T.A.S. .......................................   $ 1,160,338
    228,000 Bank Leumi Le-Israel.................................       454,869
     21,200 Corporacion Bancaria de Espana SA....................       475,566
      7,000 First Union Corporation..............................       407,750
     10,200 FIRSTPLUS Financial Group, Inc. .....................       385,050
      6,500 National City Corporation............................       461,500
                                                                    -----------
                                                                      3,345,073
                                                                    -----------
  TELECOMMUNICATIONS -- 10.0%
     16,900 Aspect Telecommunications Corporation................       462,637
      9,000 Bell Atlantic Corporation............................       410,625
      6,240 Nokia Corporation, ADR, Class A......................       452,790
      7,400 Portugal Telecom SA..................................       392,449
      3,700 Portugal Telecom SA, ADR.............................       195,175
      2,550 Telecomunicacoes Brasileiras SA-Telebras, ADR........       278,428
                                                                    -----------
                                                                      2,192,104
                                                                    -----------
  RETAIL -- 7.2%
        524 Carrefour SA.........................................       331,525
     16,500 Duane Reade Inc. ....................................       495,000
     11,800 Linens 'n Things, Inc. ..............................       360,637
      5,150 Nordstrom, Inc. .....................................       397,837
                                                                    -----------
                                                                      1,584,999
                                                                    -----------
  MACHINERY -- 6.5%
     26,600 Elevadores Atlas, SA.................................       448,489
     11,000 Manitowoc Company, Inc. .............................       444,125
      5,100 Mannesmann AG........................................       524,680
                                                                    -----------
                                                                      1,417,294
                                                                    -----------
  PETROLEUM -- INTERNATIONAL -- 6.0%
      6,000 Amerada Hess Corporation.............................       325,875
      5,000 Chevron Corporation..................................       415,312
      8,700 Dresser Industries, Inc. ............................       383,344
     16,800 Transportador de Gas del Sur SA, ADR.................       193,200
                                                                    -----------
                                                                      1,317,731
                                                                    -----------
  ELECTRICAL EQUIPMENT -- 5.4%
      7,200 Emerson Electric Company.............................       434,250
     13,500 Encore Wire Corporation..............................       217,687
    245,766 International Broadcasting Corporation Public
             Company, Ltd. ......................................       142,684
      8,600 Pitney Bowes, Inc. ..................................       413,875
                                                                    -----------
                                                                      1,208,496
                                                                    -----------
  COMPUTER SERVICE AND SOFTWARE -- 3.9%
      8,600 Comverse Technology, Inc. ...........................       446,125
     17,800 Structural Dynamics Research Corporation.............       411,625
                                                                    -----------
                                                                        857,750
                                                                    -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
   ------                                                            -----------

  ELECTRONIC COMPONENTS -- 3.8%
     13,400 ASM Lithography.......................................   $   389,437
      5,100 Philips Electronics NV................................       433,500
                                                                     -----------
                                                                         822,937
                                                                     -----------
  DRUGS -- 3.3%
      5,500 Glaxo Welcome Plc, ADR................................       328,969
      3,000 Merck & Company, Inc. ................................       401,250
                                                                     -----------
                                                                         730,219
                                                                     -----------
  FOOD AND BEVERAGES -- 3.1%
  2,948,000 Cosmos Bottling Corporation...........................       332,269
      7,000 Dole Foods Company, Inc. .............................       347,812
                                                                     -----------
                                                                         680,081
                                                                     -----------
  BUSINESS SERVICES -- 3.1%
      9,100 On Assignment, Inc. ..................................       317,931
     20,200 Caribiner International, Inc. ........................       353,500
                                                                     -----------
                                                                         671,431
                                                                     -----------
  ADVERTISING -- 2.3%
     15,900 Ha-Lo Industries, Inc. ...............................       494,887
                                                                     -----------
  MEDIA AND COMMUNICATIONS -- 2.2%
     14,400 Avid Technology, Inc. ................................       482,400
                                                                     -----------
  ENGINEERING AND CONSTRUCTION -- 2.2%
      2,110 Altran Technologies SA................................       479,189
                                                                     -----------
  AUTO PARTS -- 2.1%
     11,800 Montupet..............................................       468,432
                                                                     -----------
  DIVERSIFIED CHEMICALS -- 2.1%
      4,800 Dow Chemical Company..................................       464,100
                                                                     -----------
  MEDICAL SUPPLIES -- 2.1%
     12,700 Cooper Companies, Inc. ...............................       462,756
                                                                     -----------
  PAPER AND PAPER PRODUCTS -- 1.9%
      9,900 International Paper Company...........................       425,700
                                                                     -----------
  CONSUMER PRODUCTS -- 1.9%
      7,000 Masco Corporation.....................................       423,500
                                                                     -----------
  STEEL -- 1.8%
     21,000 Ispat International NV................................       393,751
                                                                     -----------
  METALS AND MINING -- 1.8%
      4,700 Minnesota Mining & Manufacturing Company..............       386,282
                                                                     -----------
  OTHER -- 1.7%
      8,200 Interface, Inc. ......................................       165,537
      5,400 Moog Inc., Class A....................................       206,212
                                                                     -----------
                                                                         371,749
                                                                     -----------
  TRANSPORTATION -- 1.0%
     11,300 Swift Transportation Company, Inc. ...................       223,882
                                                                     -----------
  AGRICULTURE -- 1.0%
    344,000 PPB Oil Palms Berhad..................................       223,795
                                                                     -----------
            Total Common Stocks
             (Cost $19,527,448)...................................    20,128,538
                                                                     -----------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                          ENDEAVOR SELECT 50 PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                          -----------

 REPURCHASE AGREEMENT--12.9% (Cost $2,825,000)
 $2,825,000 Agreement with UBS,
             5.780% to be repurchased at $2,825,454
             on 07/01/1998, collateralized by $2,881,916
             US Treasury Note 13.875%
             due 05/15/2011......................................   $ 2,825,000
                                                                    -----------
TOTAL INVESTMENTS
 (COST $22,352,449*)....................................... 104.6%   22,953,538
OTHER ASSETS AND LIABILITIES (NET).........................  (4.6)   (1,018,893)
                                                            -----   -----------
NET ASSETS................................................. 100.0%  $21,934,645
                                                            =====   ===========

------------
* Aggregate cost for federal tax purposes.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                         ENDEAVOR HIGH YIELD PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           ----------

 CORPORATE FIXED INCOME SECURITIES -- 89.1%
  TELEPHONE & COMMUNICATIONS -- 18.3%
 $100,000  Albritton Communication Inc., Senior Subordinate Notes,
            8.875% due 02/01/2008.................................   $  108,000
  100,000  American Cellular Corporation., Senior Notes,
            10.500% due 05/15/2008++..............................      100,000
   15,000  Esprit Telecom Group Plc., Senior Notes,
            10.875% due 06/15/2008++..............................       14,850
   50,000  Exodus Communications, Senior Notes,
            11.250% due 07/01/2008++..............................       50,000
  135,000  Intermedia Communication Corporation, Senior Discount
            Notes,
            11.250% due 07/15/2007................................       98,550
  100,000  Level 3 Communications Inc., Senior Notes,
            9.125% due 05/01/2008++...............................       97,250
   35,000  Metronet Communications Inc., Senior Discount Notes,
            9.950% due 06/15/2008++...............................       21,656
  100,000  Metronet Communications Inc., Senior Discount Notes,
            8.875% due 02/01/2008 Yankee..........................       99,750
  125,000  Millicom International Cellular Inc., Senior Discount
            Notes,
            13.500% due 06/01/2006................................       97,500
  150,000  Nextel International Inc., Senior Discount Notes,
            9.950% due 02/15/2008++...............................       95,625
  150,000  Pagemart Wireless Inc., Senior Discount Notes,
            11.250% due 02/01/2008................................       92,250
   30,000  Western Wireless Inc., Senior Subordinate Notes,
            10.500% due 02/01/2007................................       32,325
                                                                     ----------
                                                                        907,756
                                                                     ----------
  BROADCASTING & MEDIA -- 12.6%
  100,000  Chancellor Media Corporation, Company Guarantee,
            8.750% due 06/15/2007.................................      104,250
   25,000  Cumulus Media Inc., Senior Subordinate Notes,
            10.375% due 07/01/2008................................       25,344
  100,000  Fox/Liberty Networks LLC, Senior Notes,
            8.875% due 08/15/2007.................................      102,000
  100,000  Granite Broadcasting, Senior Subordinate Notes,
            8.875% due 05/15/2008++...............................      101,125
  100,000  HMV Media Group Plc, Senior Subordinate Notes,
            10.250% due 05/15/2008++..............................      101,500
  100,000  Satelites Mexicanos SA, Senior Notes,
            10.125% due 11/01/2004++..............................       97,375
  155,000  United International Holdings Inc., Senior Discount
            Notes,
            10.750% due 02/15/2008................................       95,713
                                                                     ----------
                                                                        627,307
                                                                     ----------
  LEISURE -- 6.9%
  100,000  Boyd Gaming Corporation, Senior Subordinate Notes,
            9.500% due 07/15/2007.................................      104,000
   25,000  Casino America Inc., Senior Notes,
            12.500% due 08/01/2003................................       28,250
 $100,000  Cinemark USA Inc., Senior Subordinate Notes,
            9.625% due 08/01/2008.................................   $  103,000
  100,000  Grand Casinos Inc., First Mortgage,
            10.125% due 12/01/2003................................      109,000
                                                                     ----------
                                                                        344,250
                                                                     ----------
  CAPITAL GOODS -- 6.4%
  100,000  Johnstown American Industries Inc., Company Guarantee,
            11.750% due 08/15/2005................................      110,750
  100,000  Kaiser Aluminum & Chemical Corporation, Senior Notes,
            10.875% due 10/15/2006................................      107,500
  100,000  Nortek, Inc., Senior Notes,
            9.250% due 03/15/2007.................................      102,750
                                                                     ----------
                                                                        321,000
                                                                     ----------
  AUTOMOTIVE -- 6.2%
  100,000  Hayes Lemerz International Inc., Company Guarantee,
            9.125% due 07/15/2007.................................      104,500
  100,000  Stanadyne Automotive Corporation, Senior Subordinate
            Notes,
            10.250% due 12/15/2007++..............................      102,500
  100,000  Williams Scotsman Inc., Company Guarantee,
            9.875% due 06/01/2007.................................      104,000
                                                                     ----------
                                                                        311,000
                                                                     ----------
  RETAIL -- 5.2%
  100,000  Cole National Group Inc., Senior Subordinate Notes,
            8.625% due 08/15/2007.................................      101,000
  100,000  Friendly Ice Cream Corporation, Company Guarantee,
            10.500% due 12/01/2007................................      105,000
   45,000  Jitney-Jungle Stores of America Inc., Company
            Guarantee,
            12.000% due 03/01/2006................................       50,625
                                                                     ----------
                                                                        256,625
                                                                     ----------
  ENGINEERING & TECHNOLOGY -- 5.1%
  100,000  Argo-Tech Corporation, Company Guarantee,
            8.625% due 10/01/2007.................................      100,000
   50,000  CSC Holdings Inc., Senior Subordinate Notes,
            9.250% due 11/01/2005.................................       53,500
  100,000  General Binding Corporation, Senior Subordinate Notes,
            9.375% due 06/01/2008++...............................      101,750
                                                                     ----------
                                                                        255,250
                                                                     ----------
  OIL AND GAS -- 5.0%
  100,000  Chesapeake Energy Corporation, Senior Notes,
            9.625% due 05/01/2005++...............................      100,250
   50,000  International Utility Structures Inc., Senior
            Subordinate Notes,
            10.750% due 02/01/2008++..............................       50,500
  100,000  Pool Energy Services Company, Senior Subordinate Notes,
            8.625% due 04/01/2008++...............................       96,000
                                                                     ----------
                                                                        246,750
                                                                     ----------

                       See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                         ENDEAVOR HIGH YIELD PORTFOLIO

                           JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           ----------

 CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
  OTHER -- 4.9%
 $100,000  Numatics, Inc., Senior Subordinate Notes,
            9.625% due 04/01/2008++...............................   $  101,000
  100,000  Repap New Brunswick Inc., Senior Notes,
            9.000% due 06/01/2004++...............................      101,125
   75,000  Spectrasite Holdings Inc., Senior Discount Notes,
            12.000% due 07/15/2008++..............................       41,812
                                                                     ----------
                                                                        243,937
                                                                     ----------
  STEEL -- 4.2%
  100,000  AK Steel Corporation, Senior Notes,
            9.125% due 12/15/2006.................................      104,500
  100,000  WCI Steel Inc., Senior Notes,
            10.000% due 12/01/2004................................      102,750
                                                                     ----------
                                                                        207,250
                                                                     ----------
  COMMERCIAL SERVICES -- 4.1%
  100,000  Iron Mountain, Inc., Company Guarantee,
            8.750% due 09/30/2009.................................      102,000
  100,000  Pierce Lahey Corporation, Senior Subordinate Notes,
            9.125% due 07/15/2007.................................      102,500
                                                                     ----------
                                                                        204,500
                                                                     ----------
  MEDICAL SERVICES & SUPPLIES -- 2.2%
   10,000  Insight Health Services Corporation, Senior Subordinate
            Notes,
            9.625% due 06/15/2008++...............................        9,938
  100,000  Prime Medical Services Inc., Senior Subordinate Notes,
            8.875% due 04/01/2008++...............................       99,000
                                                                     ----------
                                                                        108,938
                                                                     ----------
  EDUCATIONAL -- 2.0%
  100,000  Kindercare Learning Centers Inc., Senior Subordinate
            Notes,
            9.500% due 02/15/2009.................................      100,500
                                                                     ----------
  COSMETICS -- 2.0%
  100,000  Revlon Consumer Products Inc., Senior Subordinate
            Notes,
            8.625% due 02/01/2008.................................      100,000
                                                                     ----------
  AEROSPACE & DEFENSE -- 2.0%
  100,000  BE Aerospace, Senior Subordinate Notes,
            8.000% due 03/01/2008.................................       99,750
                                                                     ----------
  CONTAINERS -- 2.0%
  100,000  Gaylord Container Corporation, Senior Notes,
            9.750% due 06/15/2007.................................       98,500
                                                                     ----------
           Total Corporate Fixed Income Securities
            (Cost $4,456,226).....................................    4,433,313
                                                                     ----------

 AGENCY SECURITIES -- 10.9% (Cost $540,000)
  FEDERAL HOME LOAN BANK (FHLB) -- 10.9%
 $540,000  FHLB,
            5.400%# due 07/01/1998.................................   $  540,000
                                                                      ----------
 FOREIGN BONDS -- 0.8% (Cost $40,766)
   25,000  Middleweb Plc,
            10.500% due 05/30/2008++...............................       41,638
                                                                      ----------

TOTAL INVESTMENTS
 (COST $5,036,992*).......................................... 100.8%  5,014,951
OTHER ASSETS & LIABILITIES (NET).............................  (0.8)    (40,966)
                                                              -----  ----------
NET ASSETS................................................... 100.0% $4,973,985
                                                              =====  ==========

------------
 * Aggregate cost for federal tax purposes.
 # Rate represents annualized yield at date of purchase.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

 STATEMENTS OF ASSETS AND LIABILITIES
                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

                                              DREYFUS
                                DREYFUS        U.S.      ENDEAVOR    ENDEAVOR
                               SMALL CAP    GOVERNMENT   ENHANCED   OPPORTUNITY
                                 VALUE      SECURITIES     INDEX       VALUE
                               PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
                              ------------  ----------- ----------- -----------
ASSETS:
Investments, at value (Note
 1) See accompanying
 schedule...................  $167,770,918  $62,526,245 $39,537,860 $42,064,998
Repurchase agreements (Note
 1).........................       --           --          --          --
Cash........................           349      598,495         652       4,093
Foreign currency (Cost $177,
 $970,421 and $29,674,
 respectively)..............       --           --          --          --
Receivable for investment
 securities sold............     3,447,615    3,481,272     854,923     --
Receivable for Portfolio
 shares sold................        36,370       99,668     329,053      59,125
Receivable from investment
 manager (Note 2)...........       --           --            6,550       2,802
Unamortized organization
 costs (Note 5).............       --             3,771      19,167      17,573
Dividends and/or interest
 receivable.................        51,813      940,658      36,004      20,984
Prepaid expenses............       --           --          --          --
Other Assets................       --           --          --          --
                              ------------  ----------- ----------- -----------
Total Assets................   171,307,065   67,650,109  40,784,209  42,169,575
                              ------------  ----------- ----------- -----------
LIABILITIES:
Payable for investment
 securities purchased.......     3,309,745    3,982,500   2,603,598     --
Payable for Portfolio shares
 redeemed...................        17,553       47,560       2,701       1,154
Due to Custodian............       --           --          --          --
Variation Margin (Note 1)...       --            16,492     --          --
Transfer agent fees
 payable....................            75           75          75          75
Investment management fees
 payable (Note 2)...........       108,371       33,120       3,685      26,294
Administration fees
 payable....................       --           --          --          --
Custodian fees payable (Note
 2).........................        16,451        5,275      28,801       2,056
Accrued Trustees' fees and
 expenses (Note 2)..........           775          237          84         124
Accrued expenses and other
 payables...................        47,414       10,208      85,117     100,161
                              ------------  ----------- ----------- -----------
Total Liabilities...........     3,500,384    4,095,467   2,724,061     129,864
                              ------------  ----------- ----------- -----------
NET ASSETS..................  $167,806,681  $63,554,642 $38,060,148 $42,039,711
                              ============  =========== =========== ===========
Investments, at Identified
 Cost.......................  $168,951,004  $61,133,249 $36,012,155 $38,616,995
                              ============  =========== =========== ===========
NET ASSETS CONSIST OF:
Undistributed net investment
 income/(loss)..............  $   (175,033) $ 1,472,618 $    31,742 $   209,581
Accumulated net realized
 gain/(loss) on investments
 sold, forward foreign
 exchange contracts and
 foreign currency
 transactions...............    19,516,452      427,048   2,336,036     457,460
Net unrealized
 appreciation/(depreciation)
 of investments, forward
 foreign exchange contracts,
 foreign currencies and net
 other assets...............    (1,180,086)   1,385,246   3,525,705   3,448,003
Paid-in capital.............   149,645,348   60,269,730  32,166,665  37,924,667
                              ------------  ----------- ----------- -----------
Total Net Assets............  $167,806,681  $63,554,642 $38,060,148 $42,039,711
                              ============  =========== =========== ===========
NET ASSET VALUE, offering
 price and redemption price
 per share of beneficial
 interest outstanding.......  $      15.29  $     11.91 $     14.53 $     12.71
                              ============  =========== =========== ===========
Number of Portfolio shares
 outstanding................    10,975,367    5,337,793   2,618,605   3,307,557
                              ============  =========== =========== ===========

                      See Notes to Financial Statements.

                                          T. ROWE      T. ROWE       T. ROWE
  ENDEAVOR      ENDEAVOR    ENDEAVOR       PRICE        PRICE         PRICE
   VALUE         ASSET        MONEY        EQUITY       GROWTH    INTERNATIONAL
ENDEAVOR    ENDEAVOR
   EQUITY      ALLOCATION    MARKET        INCOME       STOCK         STOCK
SELECT 50  HIGH YIELD
 PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
PORTFOLIO  PORTFOLIO
 ---------    ------------ -----------  ------------ ------------ -------------
----------- ----------
$256,960,960  $376,388,684 $66,518,029  $248,685,934 $171,674,468 $177,212,429
$20,128,538 $5,014,951
     --            --          --            --           --           --
2,825,000     --
       3,452       841,888       1,536         1,047      163,211   10,080,361
--           6,959
     --            --          --                 92      --           968,123
27,707     --
     --          2,139,482     --             24,763      841,567      325,378
1,203,168     --
      76,046         9,049     268,782        96,693       54,924      706,497
197,741    165,341
     --            --          --            --           --           --
--          --
     --            --          --              3,654        3,654      --
39,156     22,408
     313,603     1,387,419     300,981       540,581      116,959      526,757
4,735     83,856
     --              6,606       6,606       --           --             7,392
--          --
     --            --          --                207      --           --
--          --
------------  ------------ -----------  ------------ ------------ ------------
----------- ----------
 257,354,061   380,773,128  67,095,934   249,352,971  172,854,783  189,826,937
24,426,045  5,293,515
------------  ------------ -----------  ------------ ------------ ------------
----------- ----------
     --         36,449,718     --          4,081,551    3,730,820      374,140
2,422,036    293,059
     323,124         8,985       1,099       347,461       63,825        9,752
--               2
     --            --          --            --           --           --
3,296     --
     --            --          --            --           --           --
--          --
          75            75          75            75           75           75
--          --
     164,526       207,344      28,318       157,924      106,483      136,842
18,919      2,530
     --            --          --            --           --           --
5,000      1,500
       8,840        15,914       4,738        16,308       15,057      100,000
1,000     --
       1,115         1,629         307           973          618          887
--          --
     116,483       181,860      31,100       187,007      118,608      143,687
41,149     22,439
------------  ------------ -----------  ------------ ------------ ------------
----------- ----------
     614,163    36,865,525      65,637     4,791,299    4,035,486      765,383
2,491,400    319,530
------------  ------------ -----------  ------------ ------------ ------------
----------- ----------
 256,739,898  $343,907,603 $67,030,297  $244,561,672 $168,819,297 $189,061,554
$21,934,645 $4,973,985
============  ============ ===========  ============ ============ ============
=========== ==========
 182,170,877  $355,282,856 $66,518,029  $216,002,389 $134,577,049 $134,117,489
$22,352,449 $5,036,992
============  ============ ===========  ============ ============ ============
=========== ==========
$  1,425,004  $  3,251,889 $    --      $  2,314,549 $    315,821 $    567,410
$    95,872 $   18,856
   5,605,784    93,828,188      (1,457)    6,576,289    9,458,913   (2,406,944)
578,833       (325)
  74,790,083    21,105,828     --         32,683,788   37,095,027   43,093,820
599,148    (22,041)
 174,919,027   225,721,698  67,031,754   202,987,046  121,949,536  147,807,268
20,660,792  4,977,495
------------  ------------ -----------  ------------ ------------ ------------
----------- ----------
 256,739,898  $343,907,603 $67,030,297  $244,561,672 $168,819,297 $189,061,554
$21,934,645 $4,973,985
============  ============ ===========  ============ ============ ============
=========== ==========
$      22.39  $      22.95 $      1.00  $      19.52 $      23.39 $      15.93
$     11.05 $     9.99
============  ============ ===========  ============ ============ ============
=========== ==========
  11,465,389    14,982,740  67,031,754    12,531,739    7,217,780   11,866,962
1,984,810    498,040
============  ============ ===========  ============ ============ ============
=========== ==========

                      See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS
                             ENDEAVOR SERIES TRUST

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                              DREYFUS
                                  DREYFUS       U.S.      ENDEAVOR    ENDEAVOR
                                 SMALL CAP   GOVERNMENT   ENHANCED   OPPORTUNITY
                                   VALUE     SECURITIES    INDEX        VALUE
                                 PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                -----------  ----------  ----------  -----------
INVESTMENT INCOME:
Dividends.....................  $   433,986  $   --      $  197,254  $  174,487
Interest......................      112,329   1,678,363      14,445     230,185
Foreign taxes withheld........      --           --          --          --
                                -----------  ----------  ----------  ----------
 Total Investment Income......      546,315   1,678,363     211,699     404,672
                                -----------  ----------  ----------  ----------
EXPENSES:
Investment management fees
 (Note 2).....................      639,746     176,814     103,818     136,263
Administration fees...........      --           --          --          --
Custodian fees (Note 2).......       20,979       9,942      36,690       3,349
Transfer agent fees...........          348         348         348         348
Legal fees....................        9,291       3,308       3,300         741
Audit fees....................        7,963       2,528         917       1,352
Amortization of organization
 costs (Note 5)...............        1,044       2,178       2,500       2,600
Trustees' fees and expenses
 (Note 2).....................        5,200       1,787         792       1,003
Other.........................       34,202       7,321      54,499      49,384
                                -----------  ----------  ----------  ----------
 Subtotal.....................      718,773     204,226     202,864     195,040
Waiver/reimbursement from
 investment manager (Note 2)..      --           --         (23,899)     --
Credits allowed by the
 custodian (Note 2)...........         (176)       (786)        (31)        (29)
                                -----------  ----------  ----------  ----------
 Total expenses...............      718,597     203,440     178,934     195,011
                                -----------  ----------  ----------  ----------
NET INVESTMENT INCOME/(LOSS)..     (172,282)  1,474,923      32,765     209,661
                                -----------  ----------  ----------  ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS
 (NOTES 1 AND 3):
Net realized gain/(loss) on:
 Securities...................   19,679,391     766,134   2,337,165     457,725
 Futures contracts............      --         (331,852)     --          --
 Forward foreign exchange
  contracts...................      --           --          --          --
 Foreign currencies and net
  other assets................      --             (118)     --          --
                                -----------  ----------  ----------  ----------
Net realized gain/(loss) on
 investments during the
 period.......................   19,679,391     434,164   2,337,165     457,725
                                -----------  ----------  ----------  ----------
Net change in unrealized
 appreciation/(depreciation)
 of:
 Securities...................  (11,138,255)    156,480   2,285,142   2,235,614
 Futures contracts............      --           (7,750)     --          --
 Forward foreign exchange
  contracts...................      --           --          --          --
 Foreign currencies and net
  other assets................      --           --          --          --
                                -----------  ----------  ----------  ----------
Net unrealized
 appreciation/(depreciation)
 of investments during the
 period.......................  (11,138,255)    148,730   2,285,142   2,235,614
                                -----------  ----------  ----------  ----------
Net realized and unrealized
 gain/(loss) on investments
 during the period............    8,541,136     582,894   4,622,307   2,693,339
                                -----------  ----------  ----------  ----------
NET INCREASE/(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS...................  $ 8,368,854  $2,057,817  $4,655,072  $2,903,000
                                ===========  ==========  ==========  ==========

------------
* The Enhanced Select 50 Portfolio and Endeavor High Yield Portfolio commenced operations on February 3, 1998, and June 1, 1998, respectively.

                       See Notes to Financial Statements.

                                        T. ROWE      T. ROWE       T. ROWE
 ENDEAVOR     ENDEAVOR     ENDEAVOR      PRICE        PRICE         PRICE
   VALUE        ASSET       MONEY       EQUITY       GROWTH     INTERNATIONAL
ENDEAVOR    ENDEAVOR
  EQUITY     ALLOCATION     MARKET      INCOME        STOCK         STOCK
SELECT 50   HIGH YIELD
 PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
PORTFOLIO*  PORTFOLIO*
 ---------   -----------  ----------  -----------  -----------  ------------- --
--------  ----------
$ 1,468,858  $ 1,171,933  $   --      $ 2,824,971  $   806,132   $ 2,402,251  $
128,991   $  --
  1,036,970    3,459,895   1,697,537      524,260      225,473        19,160
72,013     22,917
     (1,558)     --           --           (4,469)     (20,270)     (282,794)
(2,203)     --
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  2,504,270    4,631,828   1,697,537    3,344,762    1,011,335     2,138,617
198,801     22,917
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
    951,432    1,217,162     151,336      890,936      585,112       807,819
78,473      2,530
    --           --           --          --           --            --
15,240      1,500
     16,295       22,481       6,863       23,706       26,613       123,109
5,257      1,427
        348          348         348          348          348           348
273      --
     14,112       11,950       3,134       15,499        9,726        13,092
767      --
     11,303       16,629       3,119        9,970        6,565         9,052
500      --
      1,044      --           --            1,211        1,211       --
--          --
      7,674       10,683       1,920        7,042        4,547         5,881
294      --
     66,533       98,027      14,525      107,000       58,823        49,821
2,125         31
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  1,068,741    1,377,280     181,245    1,055,712      692,945     1,009,122
102,929      5,488
    --           --           --          --           --            --
--          --
        (58)     --              (26)         (58)        (116)      (23,109)
--         (1,427)
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  1,068,683    1,377,280     181,219    1,055,654      692,829       986,013
102,929      4,061
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  1,435,587    3,254,548   1,516,318    2,289,108      318,506     1,152,604
95,872     18,856
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  5,621,357   93,845,581        (333)   6,596,882    9,312,907    (2,219,494)
730,036       (332)
    --           --           --          --           --            --
--          --
       (295)     --           --          (15,087)     (94,036)      (71,893)
(65,312)       978
    --           --           --            7,851       23,713       (46,669)
(85,891)      (971)
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
  5,621,062   93,845,581        (333)   6,589,646    9,242,584    (2,338,056)
578,833       (325)
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
 17,583,489  (55,489,516)     --        3,241,572   12,919,331    23,622,881
601,089    (22,041)
    --           --           --          --           --            --
--          --
    --           --           --          --           --                (21)
--          --
        (30)     --           --              202      (10,428)       16,443
(1,941)     --
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
 17,583,459  (55,489,516)     --        3,241,774   12,908,903    23,639,303
599,148    (22,041)
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
 23,204,521   38,356,065        (333)   9,831,420   22,151,487    21,301,247
1,177,981    (22,366)
-----------  -----------  ----------  -----------  -----------   -----------  --
--------   --------
$24,640,108  $41,610,613  $1,515,985  $12,120,528  $22,469,993   $22,453,851
$1,273,853   $ (3,510)
===========  ===========  ==========  ===========  ===========   ===========
==========   ========

                       See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS
                             ENDEAVOR SERIES TRUST

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                              DREYFUS
                                DREYFUS        U.S.       ENDEAVOR     ENDEAVOR
                               SMALL CAP    GOVERNMENT    ENHANCED
OPPORTUNITY
                                 VALUE      SECURITIES      INDEX        VALUE
                               PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                              ------------  -----------  -----------  ----------
-
Net investment
 income/(loss)..............  $   (172,282) $ 1,474,923  $    32,765  $
209,661
Net realized gain/(loss) on
 securities, forward foreign
 exchange contracts and
 foreign currency
 transactions during the
 period.....................    19,679,391      434,164    2,337,165
457,725
Net unrealized
 appreciation/(depreciation)
 of securities, forward
 foreign exchange contracts,
 foreign currencies and net
 other assets during the
 period.....................   (11,138,255)     148,730    2,285,142
2,235,614
                              ------------  -----------  -----------  ----------
-
Net increase/(decrease) in
 net assets resulting from
 operations.................     8,368,854    2,057,817    4,655,072
2,903,000
Distributions to
 shareholders from net
 investment income..........      (229,764)  (1,993,080)     (41,305)
(167,889)
Distributions to
 shareholders from net
 realized gains.............   (19,960,776)     (14,764)     (94,085)
(273,598)
Net increase in net assets
 from Portfolio share
 transactions (Note 4)......    33,433,246   16,962,688   13,729,180
12,776,228
                              ------------  -----------  -----------  ----------
-
Net increase in net assets..    21,611,560   17,012,661   18,248,862
15,237,741
NET ASSETS:
Beginning of period.........   146,195,121   46,541,981   19,811,286
26,801,970
                              ------------  -----------  -----------  ----------
-
End of period...............  $167,806,681  $63,554,642  $38,060,148
$42,039,711
                              ============  ===========  ===========
===========
Undistributed net investment
 income/(loss)..............  $   (175,033) $ 1,472,618  $    31,742  $
209,581
                              ============  ===========  ===========
===========

------------
* The Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio commenced operations on February 3, 1998, and June 1, 1998, respectively.

                       See Notes to Financial Statements.

                                            T.ROWE        T.ROWE        T.ROWE
  ENDEAVOR      ENDEAVOR     ENDEAVOR       PRICE         PRICE          PRICE
   VALUE         ASSET         MONEY        EQUITY        GROWTH
INTERNATIONAL   ENDEAVOR    ENDEAVOR
   EQUITY      ALLOCATION     MARKET        INCOME        STOCK          STOCK
SELECT 50  HIGH YIELD
 PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
PORTFOLIO*  PORTFOLIO*
 ---------    ------------  -----------  ------------  ------------  -----------
--  ----------- ----------
$  1,435,587  $  3,254,548  $ 1,516,318  $  2,289,108  $    318,506  $
1,152,604   $    95,872 $   18,856
   5,621,062    93,845,581         (333)    6,589,646     9,243,911
(2,338,056)      578,833       (325)
  17,583,459   (55,489,516)     --          3,241,774    12,907,576
23,639,303       599,148    (22,041)
------------  ------------  -----------  ------------  ------------  -----------
-   ----------- ----------
  24,640,108    41,610,613    1,515,985    12,120,528    22,469,993
22,453,851     1,273,853     (3,510)
  (2,379,221)   (4,399,126)  (1,516,338)   (3,237,538)     (304,122)
(1,283,067)      --          --
  (4,227,268)  (28,024,060)     --         (8,216,569)   (6,204,079)
(1,306,396)      --          --
  22,667,701    31,618,028   15,869,020    46,667,152    29,627,990
4,636,942    20,660,792  4,977,495
------------  ------------  -----------  ------------  ------------  -----------
-   ----------- ----------
  40,701,320    40,805,455   15,868,667    47,333,573    45,589,782
24,501,330    21,934,645  4,973,985
 216,038,578   303,102,148   51,161,630   197,228,099   123,229,515
164,560,224             0          0
------------  ------------  -----------  ------------  ------------  -----------
-   ----------- ----------
$256,739,898  $343,907,603  $67,030,297  $244,561,672  $168,819,297
$189,061,554   $21,934,645 $4,973,985
============  ============  ===========  ============  ============
============   =========== ==========
$  1,425,004  $  3,251,889  $     --     $  2,314,549  $    315,821  $
567,410   $    95,872 $   18,856
============  ============  ===========  ============  ============
============   =========== ==========

                       See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS
                             ENDEAVOR SERIES TRUST

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                              DREYFUS
                                DREYFUS        U.S.       ENDEAVOR    ENDEAVOR
ENDEAVOR      ENDEAVOR     ENDEAVOR
                               SMALL CAP    GOVERNMENT    ENHANCED   OPPORTUNITY
VALUE         ASSET         MONEY
                                 VALUE      SECURITIES      INDEX       VALUE
EQUITY      ALLOCATION     MARKET
                               PORTFOLIO     PORTFOLIO   PORTFOLIO*   PORTFOLIO
PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ---------    ----------   ----------  -----------
---------     ----------    ---------
Net investment
 income.........              $    228,043  $ 2,004,298  $    36,949 $   163,568
$  2,371,321  $  4,415,112  $ 2,583,968
Net realized
 gain/(loss) on
 securities,
 foward foreign
 exchange
 contracts and
 foreign
 currency
 transactions
 during the
 year...........                19,822,899      275,682       92,956     273,333
4,215,649    34,569,832         (146)
Net unrealized
 appreciation/(depreciation)
 of securities,
 foward foreign
 exchange
 contracts,
 foreign
 currencies and
 net other
 assets during
 the year.......                 3,374,069    1,065,295    1,240,563   1,212,229
30,856,935    10,307,208      --
                              ------------  -----------  ----------- -----------
------------  ------------  -----------
Net increase in
 net assets
 resulting from
 operations.....                23,425,011    3,345,275    1,370,468   1,649,130
37,443,905    49,292,152    2,583,822
Distributions to
 shareholders
 from net
 investment
 income.........                  (635,811)  (1,063,251)     --
(851)   (1,246,683)   (3,471,255)  (2,583,948)
Distributions to
 shareholders
 from net
 realized
 gains..........               (11,059,249)     --           --          --
(4,562,514)      --           --
Net increase in
 net assets from
 Portfolio share
 transactions
 (Note 4).......                48,661,722   19,532,755   18,440,818  24,452,566
56,476,575    17,071,624    9,616,484
                              ------------  -----------  ----------- -----------
------------  ------------  -----------
Net increase in
 net assets.....                60,391,673   21,814,779   19,811,286  26,100,845
88,111,283    62,892,521    9,616,358
NET ASSETS:
Beginning of
 year...........                85,803,448   24,727,202      --          701,125
127,927,295   240,209,627   41,545,272
                              ------------  -----------  ----------- -----------
------------  ------------  -----------
End of year.....              $146,195,121  $46,541,981  $19,811,286 $26,801,970
$216,038,578  $303,102,148  $51,161,630
                              ============  ===========  =========== ===========
============  ============  ===========
Undistributed
 net investment
 income.........              $    227,013  $ 1,990,775  $    40,282 $   167,809
$  2,368,638  $  4,396,467  $        20
                              ============  ===========  =========== ===========
============  ============  ===========
                                 T.ROWE        T.ROWE        T.ROWE
                                 PRICE         PRICE          PRICE
                                 EQUITY        GROWTH     INTERNATIONAL
                                 INCOME        STOCK          STOCK
                               PORTFOLIO     PORTFOLIO      PORTFOLIO
                               ---------     ---------    -------------
Net investment
 income.........              $  3,313,129  $    333,645  $  1,162,416
Net realized
 gain/(loss) on
 securities,
 foward foreign
 exchange
 contracts and
 foreign
 currency
 transactions
 during the
 year...........                 8,157,837     6,355,972     3,713,928
Net unrealized
 appreciation/(depreciation)
 of securities,
 foward foreign
 exchange
 contracts,
 foreign
 currencies and
 net other
 assets during
 the year.......                21,564,992    15,152,190    (1,972,757)
                              ------------- ------------- --------------
Net increase in
 net assets
 resulting from
 operations.....                33,035,958    21,841,807     2,903,587
Distributions to
 shareholders
 from net
 investment
 income.........                (1,330,453)     (153,147)   (1,046,567)
Distributions to
 shareholders
 from net
 realized
 gains..........                (1,924,151)     (486,466)      --
Net increase in
 net assets from
 Portfolio share
 transactions
 (Note 4).......                89,195,889    42,294,928    28,267,957
                              ------------- ------------- --------------
Net increase in
 net assets.....               118,977,243    63,497,122    30,124,977
NET ASSETS:
Beginning of
 year...........                78,250,856    59,732,393   134,435,247
                              ------------- ------------- --------------
End of year.....              $197,228,099  $123,229,515  $164,560,224
                              ============= ============= ==============
Undistributed
 net investment
 income.........              $  3,262,979  $    301,437  $    697,873
                              ============= ============= ==============

------------
* The Endeavor Enhanced Index Portfolio commenced operations on May 2, 1997.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED        YEAR        YEAR        YEAR
YEAR        PERIOD
                           06/30/98      ENDED        ENDED      ENDED
ENDED       ENDED
                          (UNAUDITED)   12/31/97  12/31/96+++## 12/31/95
12/31/94+++ 12/31/93*+++
                          -----------   --------  ------------- --------  ------
----- ------------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $  16.41     $  14.69     $ 12.22    $ 10.98     $
11.18     $ 10.00
                           --------     --------     -------    -------     ----
---     -------
Net investment
 income/(loss)#.........      (0.02)        0.02        0.12       0.15
0.10        0.22
Net realized and
 unrealized gain/(loss)
 on investments.........       1.01         3.52        2.95       1.36
(0.30)       0.96
                           --------     --------     -------    -------     ----
---     -------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............       0.99         3.54        3.07       1.51
(0.20)       1.18
                           --------     --------     -------    -------     ----
---     -------
DISTRIBUTIONS:
Dividends from net
 investment income......      (0.02)       (0.10)      (0.14)     (0.10)      --
--
Distributions from net
 realized gains.........      (2.09)       (1.72)      (0.46)     (0.17)      --
--
                           --------     --------     -------    -------     ----
---     -------
Total distributions.....      (2.11)       (1.82)      (0.60)     (0.27)      --
--
                           --------     --------     -------    -------     ----
---     -------
Net asset value, end of
 period.................   $  15.29     $  16.41     $ 14.69    $ 12.22     $
10.98     $ 11.18
                           ========     ========     =======    =======
=======     =======
Total return++..........       5.78%       25.56%      25.63%     14.05%
(1.79)%     11.80%
                           ========     ========     =======    =======
=======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $167,807     $146,195     $85,803    $52,597
$35,966     $12,699
Ratio of net investment
 income/(loss) to
 average net assets.....      (0.22)%+      0.20%       0.95%      1.56%
0.89%       3.98%+
Ratio of operating
 expenses to average net
 assets.................       0.90%+       0.91%       0.92%      0.87%
1.03%       1.30%+**
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       0.90%+       0.91%       0.92%      0.87%
1.03%       1.30%+
Portfolio turnover
 rate...................         76%         127%        171%        75%
77%         41%

------------
*   The Portfolio commenced operations on May 4, 1993.
** Annualized operating expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before waiver of fees by investment manager for the period ended December 31, 1993 was $0.18.
## The Dreyfus Corporation became the Portfolio's Adviser effective September 16, 1996.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR       YEAR       YEAR       PERIOD
                          06/30/98+++   ENDED       ENDED     ENDED       ENDED
                          (UNAUDITED)  12/31/97  12/31/96+++ 12/31/95
12/31/94*+++
                          -----------  --------  ----------- --------  ---------
---
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....    $ 11.87    $ 11.23     $ 11.39   $  9.96     $ 10.00
                            -------    -------     -------   -------     -------
Net investment income#..       0.32       0.39        0.62      0.30        0.24
Net realized and
 unrealized gain/(loss)
 on investments.........       0.13       0.61       (0.44)     1.25
(0.28)
                            -------    -------     -------   -------     -------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............       0.45       1.00        0.18      1.55
(0.04)
                            -------    -------     -------   -------     -------
DISTRIBUTIONS:
Dividends from net
 investment income......      (0.41)     (0.36)      (0.22)    (0.12)       --
Distributions from net
 realized gains.........      (0.00)##    --         (0.12)     --          --
                            -------    -------     -------   -------     -------
Total distributions.....      (0.41)     (0.36)      (0.34)    (0.12)       --
                            -------    -------     -------   -------     -------
Net asset value, end of
 period.................    $ 11.91    $ 11.87     $ 11.23   $ 11.39     $  9.96
                            =======    =======     =======   =======     =======
Total return++..........       3.81%      9.15%       1.81%    15.64%
(0.40)%
                            =======    =======     =======   =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......    $63,555    $46,542     $24,727   $12,718     $ 3,505
Ratio of net investment
 income to average net
 assets.................       5.42%+     5.74%       5.68%     5.58%
4.14%+
Ratio of operating
 expenses to average net
 assets.................       0.75%+     0.80%       0.82%     0.84%
0.78%+**
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       0.75%+     0.80%       0.82%     0.84%
0.78%+
Portfolio turnover
 rate...................        302%       185%        222%      161%
100%

------------
*   The Portfolio commenced operations on May 13, 1994.
** Annualized operating expense ratio before waiver of fees and reimbursement of expenses by investment manager for the period ended December 31, 1994 was 1.83%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before fees waived and reimbursement of expenses by investment manager for the period ended December 31, 1994 was $0.18.
##  Amount represents less than $0.01.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        SIX MONTHS
                                                           ENDED     PERIOD
                                                        6/30/98+++    ENDED
                                                        (UNAUDITED) 12/31/97*
                                                        ----------- ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period...................   $ 12.29    $ 10.00
                                                          -------    -------
Net investment income#.................................      0.02       0.02
Net realized and unrealized gain on investments........      2.28       2.27
                                                          -------    -------
Net increase in net assets resulting from investment
 operations............................................      2.30       2.29
                                                          -------    -------
DISTRIBUTIONS:
Dividends from net investment income...................     (0.02)     --
Distributions from net realized gains..................     (0.04)     --
                                                          -------    -------
Total distributions....................................     (0.06)     --
                                                          -------    -------
Net asset value, end of period.........................   $ 14.53    $ 12.29
                                                          =======    =======
Total return++.........................................     18.80%     22.90%
                                                          =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................   $38,060    $19,811
Ratio of net investment income to average net assets...      0.24%+     0.55%+
Ratio of operating expenses to average net assets**....      1.29%+     1.30%+
Ratio of operating expenses to average net assets
 without credits allowed by the custodian..............      1.29%+     1.30%+
Portfolio turnover rate................................        43%         6%

------------
*   The Portfolio commenced operations on May 2, 1997.
** Annualized operating expense ratio before waiver/reimbursement of fees by investment manager for the periods ended June 30, 1998 and December 31, 1997 were 1.47% and 1.56% respectively.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before waiver/reimbursement of expenses by investment manager for the six months ended June 30, 1998 and the period ended December 31, 1997 was $0.00 and $0.02, respectively.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED      YEAR       PERIOD
                                            06/30/98+++  ENDED        ENDED
                                            (UNAUDITED) 12/31/97    12/31/96*
                                            ----------- --------    ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period......    $ 11.75   $ 10.06      $10.00
                                              -------   -------      ------
Net investment income/(loss)#.............       0.08      0.07       (0.00)##
Net realized and unrealized gain on
 investments..............................       1.02      1.62        0.06
                                              -------   -------      ------
Net increase in net assets resulting from
 investment operations....................       1.10      1.69        0.06
                                              -------   -------      ------
DISTRIBUTIONS:
Dividends from net investment income......      (0.05)    (0.00)##     --
Distributions from net realized gains.....      (0.09)     --          --
                                              -------   -------      ------
Total distributions.......................      (0.14)    (0.00)       --
                                              -------   -------      ------
Net asset value, end of period............    $ 12.71   $ 11.75      $10.06
                                              =======   =======      ======
Total return++............................       9.40%    16.81%       0.60%
                                              =======   =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......    $42,040   $26,802      $  701
Ratio of net investment income/(loss) to
 average net assets.......................       1.23%+    1.34%      (1.09)%+
Ratio of operating expenses to average net
 assets...................................       1.15%+    1.15%       1.30%+**
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian................................       1.15%+    1.16%       1.30%+
Portfolio turnover rate...................         22%       44%          0%

------------
*   The Portfolio commenced operations on November 18, 1996.
** Annualized operating expense ratio before waiver/reimbursement of fees by investment manager for the period ended December 31, 1996 was 12.69%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment loss before waiver/reimbursement of expenses by investment manager for the period ended December 31, 1996 was ($0.04).
##  Amount represents greater than $(0.01) per share.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                        ENDEAVOR VALUE EQUITY PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR       YEAR       YEAR      YEAR
PERIOD
                           06/30/98     ENDED       ENDED     ENDED     ENDED
ENDED
                          (UNAUDITED)  12/31/97  12/31/96+++ 12/31/95  12/31/94
12/31/93*+++
                          -----------  --------  ----------- --------  --------
------------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $  20.70    $  17.21   $  14.23   $ 10.69   $ 10.28
$ 10.00
                           --------    --------   --------   -------   -------
-------
Net investment income#..       0.11        0.20       0.20      0.15      0.09
0.05
Net realized and
 unrealized gain on
 investments............       2.18        3.96       3.15      3.52      0.33
0.23
                           --------    --------   --------   -------   -------
-------
Net increase in net
 assets resulting from
 investment operations..       2.29        4.16       3.35      3.67      0.42
0.28
                           --------    --------   --------   -------   -------
-------
DISTRIBUTIONS:
Dividends from net
 investment income......      (0.22)      (0.14)     (0.13)    (0.09)    (0.01)
--
Distributions from net
 realized gains.........      (0.38)      (0.53)     (0.24)    (0.04)     --
--
                           --------    --------   --------   -------   -------
-------
Total distributions.....      (0.60)      (0.67)     (0.37)    (0.13)    (0.01)
0.00
                           --------    --------   --------   -------   -------
-------
Net asset value, end of
 period.................   $  22.39    $  20.70   $  17.21   $ 14.23   $ 10.69
$ 10.28
                           ========    ========   ========   =======   =======
=======
Total return++..........      11.08%      24.81%     23.84%    34.59%     4.09%
2.80%
                           ========    ========   ========   =======   =======
=======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $256,740    $216,039   $127,927   $68,630   $32,776
$11,178
Ratio of net investment
 income to average net
 assets.................       1.21%+      1.39%      1.29%     1.56%     1.31%
0.84%+
Ratio of operating
 expenses to average net
 assets.................       0.90%+      0.89%      0.91%     0.86%     1.02%
1.30%+**
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       0.90%+      0.89%      0.91%     0.86%     1.02%
1.30%+
Portfolio turnover
 rate...................         11%         16%        27%       28%       56%
1%

------------
*   The portfolio commenced operations on May 27, 1993.
** Annualized operating expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before waiver of fees by investment manager for the period ended December 31, 1993 was $0.00.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR      YEAR      YEAR       YEAR
YEAR
                           06/30/98#    ENDED     ENDED     ENDED       ENDED
ENDED
                          (UNAUDITED)  12/31/97  12/31/96  12/31/95  12/31/94+++
12/31/93+++
                          -----------  --------  --------  --------  -----------
-----------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $  22.34    $  18.84  $  16.28  $  13.48   $  14.30
$ 12.31
                           --------    --------  --------  --------   --------
-------
Net investment income...       0.22        0.32      0.27      0.33       0.28
0.23
Net realized and
 unrealized gain/(loss)
 on investments.........       2.77        3.45      2.61      2.72      (1.03)
1.84
                           --------    --------  --------  --------   --------
-------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............       2.99        3.77      2.88      3.05      (0.75)
2.07
                           --------    --------  --------  --------   --------
-------
DISTRIBUTIONS:
Dividends from net
 investment income......      (0.32)      (0.27)    (0.32)    (0.25)     (0.07)
(0.08)
Distributions from net
 realized gains.........      (2.06)      --        --        --         --
--
                           --------    --------  --------  --------   --------
-------
Total distributions.....      (2.38)      (0.27)    (0.32)    (0.25)     (0.07)
(0.08)
                           ========    ========  ========  ========   ========
=======
Net asset value, end of
 period.................   $  22.95    $  22.34  $  18.84  $  16.28   $  13.48
$ 14.30
                           ========    ========  ========  ========   ========
=======
Total return++..........      13.73%      20.14%    17.82%    22.91%     (5.28)%
16.79%
                           ========    ========  ========  ========   ========
=======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $343,908    $303,102  $240,210  $198,876   $172,449
$96,657
Ratio of net investment
 income to average net
 assets.................       2.01%+      1.61%     1.59%     2.12%      2.03%
1.71%
Ratio of operating
 expenses to average net
 assets.................       0.85%+      0.84%     0.85%     0.84%      0.90%
1.12%
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       0.85%+      0.84%     0.85%     0.84%      0.90%
1.12%
Portfolio turnover
 rate...................        110%         67%       58%       93%        67%
67%

------------
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Morgan Stanley Asset Management Inc. became the Portfolio's Adviser effective May 1, 1998.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                        ENDEAVOR MONEY MARKET PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR      YEAR      YEAR      YEAR
YEAR
                           06/30/98#    ENDED     ENDED     ENDED     ENDED
ENDED
                          (UNAUDITED)  12/31/97  12/31/96  12/31/95  12/31/94
12/31/93
                          -----------  --------  --------  --------  --------  -
-------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $
1.00
                           --------    --------  --------  --------  --------  -
-------
Net investment income...     0.0248      0.0498    0.0479    0.0540    0.0337
0.0218
                           --------    --------  --------  --------  --------  -
-------
DISTRIBUTIONS:
Dividends from net
 investment income......    (0.0248)    (0.0498)  (0.0479)  (0.0540)  (0.0336)
(0.0218)
Distributions from net
 realized gains.........      --          --        --        --      (0.0001)
--
                           --------    --------  --------  --------  --------  -
-------
Total distributions.....    (0.0200)    (0.0498)  (0.0479)  (0.0540)  (0.0337)
(0.0218)
                           --------    --------  --------  --------  --------  -
-------
Net asset value, end of
 period.................   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $
1.00
                           ========    ========  ========  ========  ========
========
Total return++..........       2.50%       5.07%     4.91%     5.54%     3.41%
2.19%
                           ========    ========  ========  ========  ========
========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $ 67,030    $ 51,162  $ 41,545  $ 27,551  $ 20,766  $
12,836
Ratio of net investment
 income to average net
 assets.................       5.01%+      4.99%     4.81%     5.37%     3.58%
2.19%
Ratio of operating
 expenses to average net
 assets.................       0.60%+      0.60%     0.60%     0.60%     0.85%
0.99%**
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       0.60%+      0.60%     0.60%     0.60%     0.85%
0.99%

------------
** Annualized operating expense ratio before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1993 was 1.23%.
+  Annualized.
++ Total return represents aggregate total return for the periods indicated.
# Morgan Stanley Asset Management Inc. became the Portfolio's Adviser effective May 1, 1998.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                   ENDED        YEAR       YEAR        PERIOD
                                  06/30/98     ENDED       ENDED       ENDED
                               (UNAUDITED)+++ 12/31/97  12/31/96+++ 12/31/95*+++
                               -------------- --------  ----------- ------------
OPERATING PERFORMANCE:
Net asset value, beginning of
 period......................     $  19.34    $  15.49    $ 13.05     $ 10.00
                                  --------    --------    -------     -------
Net investment income........         0.20        0.25       0.41        0.34
Net realized and unrealized
 gain on investments.........         0.96        4.06       2.17        2.71
                                  --------    --------    -------     -------
Net increase in net assets
 resulting from investment
 operations..................         1.16        4.31       2.58        3.05
                                  --------    --------    -------     -------
DISTRIBUTIONS:
Dividends from net investment
 income......................        (0.28)      (0.19)     (0.10)       --
Distributions from net
 realized gains..............        (0.70)      (0.27)     (0.04)       --
                                  --------    --------    -------     -------
Total distributions..........        (0.98)      (0.46)     (0.14)       --
                                  --------    --------    -------     -------
Net asset value, end of
 period......................     $  19.52    $  19.34    $ 15.49     $ 13.05
                                  ========    ========    =======     =======
Total return++...............         5.98%      28.27%     19.88%      30.50%
                                  ========    ========    =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)......................     $244,562    $197,228    $78,251     $21,910
Ratio of net investment
 income to average net
 assets......................         2.06%+      2.47%      2.89%       3.24%+
Ratio of operating expenses
 to average net assets.......         0.95%+      0.94%      0.96%       1.15%+
Ratio of operating expenses
 to average net assets
 without credits allowed by
 the custodian...............         0.95%+      0.94%      0.96%       1.15%+
Portfolio turnover rate......           11%         23%        19%         16%

------------
*   The Portfolio commenced operations on January 3, 1995.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  SIX MONTHS
                                     ENDED       YEAR       YEAR        PERIOD
                                   06/30/98     ENDED       ENDED       ENDED
                                  (UNAUDITED)  12/31/97  12/31/96+++
12/31/95*+++
                                  -----------  --------  ----------- -----------
-
OPERATING PERFORMANCE:
Net asset value, beginning of
 period.........................   $  20.78    $  16.29    $ 13.72     $ 10.00
                                   --------    --------    -------     -------
Net investment income...........       0.04        0.04       0.11        0.08
Net realized and unrealized gain
 on investments.................       3.54        4.59       2.71        3.64
                                   --------    --------    -------     -------
Net increase in net assets
 resulting from investment
 operations.....................       3.58        4.63       2.82        3.72
                                   --------    --------    -------     -------
DISTRIBUTIONS:
Dividends from net investment
 income.........................      (0.05)      (0.03)     (0.01)       --
Distributions from net realized
 gains..........................      (0.92)      (0.11)     (0.24)       --
                                   --------    --------    -------     -------
Total distributions.............      (0.97)      (0.14)     (0.25)       --
                                   --------    --------    -------     -------
Net asset value, end of period..   $  23.39    $  20.78    $ 16.29     $ 13.72
                                   ========    ========    =======     =======
Total return++..................      17.36%      28.57%     20.77%      37.20%
                                   ========    ========    =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's).........................   $168,819    $123,230    $59,732     $21,651
Ratio of net investment income
 to average net assets..........       0.44%+      0.38%      0.75%       0.69%+
Ratio of operating expenses to
 average net assets.............       0.95%+      0.96%      1.01%       1.26%+
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian......................       0.95%+      0.96%      1.01%       1.26%+
Portfolio turnover rate.........         28%         41%        44%         64%

------------
*   The Portfolio commenced operations on January 3, 1995.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR       YEAR         YEAR      YEAR
YEAR
                           06/30/98     ENDED       ENDED       ENDED*    ENDED
ENDED
                          (UNAUDITED)  12/31/97  12/31/96+++   12/31/95#
12/31/94   12/31/93+++
                          -----------  --------  -----------   --------- -------
-   -----------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $  14.21    $  13.95   $  12.19      $ 11.31  $ 11.99
$ 10.12
                           --------    --------   --------      -------  -------
-------
Net investment
 income/(loss)..........       0.10        0.10       0.09         0.09
(0.02)       (0.04)
Net realized and
 unrealized gain/(loss)
 on investments.........       1.84        0.26       1.76         1.06
(0.66)        1.91
                           --------    --------   --------      -------  -------
-------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............       1.94        0.36       1.85         1.15
(0.68)        1.87
                           --------    --------   --------      -------  -------
-------
DISTRIBUTIONS:
Dividends from net
 investment income......      (0.11)      (0.10)     (0.09)       --        --
--
Distributions from net
 realized gains.........      (0.11)      --         (0.00)##     (0.27)    --
--
                           --------    --------   --------      -------  -------
-------
Total distributions.....      (0.22)      (0.10)     (0.09)       (0.27)    --
--
                           --------    --------   --------      -------  -------
-------
Net asset value, end of
 period.................   $  15.93    $  14.21   $  13.95      $ 12.19  $ 11.31
$ 11.99
                           ========    ========   ========      =======  =======
=======
Total return++..........      13.59%       2.54%     15.23%       10.37%
(5.67)%      18.48%
                           ========    ========   ========      =======  =======
=======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $189,062    $164,560   $134,435      $92,352  $84,102
$52,777
Ratio of net investment
 income/(loss) to
 average net assets.....       1.28%+      0.74%      0.73%        0.81%
(0.16)%      (0.31)%
Ratio of operating
 expenses to average net
 assets.................       1.10%+      1.07%      1.18%        1.15%
1.16%        1.52%
Ratio of operating
 expenses to average net
 assets without credits
 allowed by the
 custodian..............       1.12%+      1.12%      1.18%        1.15%
1.16%        1.52%
Portfolio turnover
 rate...................         11%         19%        11%         111%
88%          37%

------------
* Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio, and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies). The Portfolio commenced operations on April 8, 1991.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.
##  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                          ENDEAVOR SELECT 50 PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                       ENDED
                                                                     06/30/98*
                                                                    (UNAUDITED)
                                                                    -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period...............................   $ 10.00
                                                                      -------
Net investment income..............................................      0.05
Net realized and unrealized gain on investments....................      1.00
                                                                      -------
Net increase in net assets resulting from investment operations....      1.05
                                                                      -------
Net asset value, end of period.....................................   $ 11.05
                                                                      =======
Total return++.....................................................     10.50%
                                                                      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................   $21,935
Ratio of net investment income to average net assets...............      1.34%+
Ratio of operating expenses to average net assets..................      1.44%+
Portfolio turnover rate............................................        66%

------------
*  The Portfolio commenced operations on February 3, 1998.
+  Annualized.
++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                         ENDEAVOR HIGH YIELD PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                      ENDED
                                                                    06/30/98*
                                                                   (UNAUDITED)
                                                                   -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period..............................   $10.00
                                                                     ------
Net investment income.............................................     0.04
Net realized and unrealized loss on investments...................    (0.05)
                                                                     ------
Net decrease in net assets resulting from investment operations...    (0.01)
                                                                     ------
Net asset value, end of period....................................   $ 9.99
                                                                     ======
Total return++....................................................    (0.13)%
                                                                     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............................   $4,974
Ratio of net investment income to average net assets..............     5.78%+
Ratio of operating expenses to average net assets.................     1.24%+
Ratio of operating expenses to average net assets without credits
 allowed by the custodian.........................................     1.68%+
Portfolio turnover rate...........................................        8%

------------
*  The Portfolio commenced operations on June 1, 1998.
+  Annualized.
++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS
                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Endeavor Series Trust (the "Fund") was organized as a "Massachusetts business trust" on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers twelve managed investment portfolios: Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, and Endeavor High Yield Portfolio (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

DREYFUS SMALL CAP VALUE PORTFOLIO, DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO, ENDEAVOR ENHANCED INDEX PORTFOLIO, ENDEAVOR OPPORTUNITY VALUE PORTFOLIO, ENDEAVOR VALUE EQUITY PORTFOLIO, ENDEAVOR ASSET ALLOCATION PORTFOLIO, T. ROWE PRICE EQUITY INCOME PORTFOLIO, T. ROWE PRICE GROWTH STOCK PORTFOLIO, T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, ENDEAVOR SELECT 50 PORTFOLIO, AND ENDEAVOR HIGH YIELD PORTFOLIO.

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, these investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

ENDEAVOR MONEY MARKET PORTFOLIO: The Endeavor Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

FUTURES CONTRACTS: Certain of the Portfolios may engage in futures contracts for the purpose of hedging against a decline in the value of the portfolio securities held or in the price of the securities intended to be purchased, in order to maintain liquidity.

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contact is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN CURRENCY CONTRACTS:

The Dreyfus U.S. Government Securities Portfolio, the Endeavor Enhanced Index Portfolio, the Endeavor Opportunity Value Portfolio, the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the T. Rowe Price International Stock Portfolio, the Endeavor Select 50 Portfolio, and the Endeavor High Yield Portfolio may engage in forward foreign currency exchange contracts. Each Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Portfolio as an unrealized gain or loss. When the contract is closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, and Endeavor High Yield Portfolio are declared and paid at least annually. Dividends from net investment income of the Endeavor Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Portfolios.

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

FEDERAL INCOME TAXES:

The Fund intends that each Portfolio separately qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Permanent differences incurred during the year ended December 31, 1997, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

                              DECREASE  INCREASE/(DECREASE) INCREASE/(DECREASE)
                              PAID-IN    UNDISTRIBUTED NET      ACCUMULATED
                              CAPITAL    INVESTMENT INCOME  REALIZED GAIN/LOSS
                              --------  ------------------- -------------------
   Dreyfus Small Cap Value
    Portfolio...............  $(2,462)       $     (14)          $  2,476
   Dreyfus U.S. Government
    Securities Portfolio....     --            (11,284)            11,284
   Endeavor Enhanced Index
    Portfolio...............   (3,333)           3,333              --
   Endeavor Opportunity
    Value Portfolio.........   (4,800)           4,800              --
   Endeavor Value Equity
    Portfolio...............     --                 30                (30)
   Endeavor Asset Allocation
    Portfolio...............     --            (14,734)            14,734
   T. Rowe Price Equity
    Income Portfolio........   (2,340)         (49,139)            51,479
   T. Rowe Price Growth
    Stock Portfolio.........   (2,340)        (116,544)           118,884
   T. Rowe Price
    International Stock
    Portfolio...............     --           (152,513)           152,513

2. INVESTMENT MANAGEMENT FEE, ADMINISTRATIVE FEE, INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund is managed by Endeavor Investment Advisers (the "Investment Manager") pursuant to a management agreement. The Investment Manager is a general partnership of which Endeavor Management Co. is the managing partner. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment advisers (the "Advisers") for the Fund's Portfolios. As compensation for these services, the Fund pays the Investment Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio -- .80%; Dreyfus U.S. Government Securities Portfolio -- .65%; Endeavor Enhanced Index Portfolio --
 .75%; Endeavor Opportunity Value Portfolio -- .80%; Endeavor Value Equity Portfolio -- .80%; Endeavor Asset Allocation Portfolio -- .75%; Endeavor Money Market Portfolio -- .50%; T. Rowe Price Equity Income Portfolio -- .80%, T. Rowe Price Growth Stock Portfolio -- .80%; T. Rowe Price International Stock Portfolio -- .90%; Endeavor Select 50 Portfolio -- 1.10%; Endeavor High Yield Portfolio -- .775%.

From the investment management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio. With the exception of the Endeavor Select 50 Portfolio and the Endeavor High Yield Portfolio, the Investment Manager also pays the fees and expenses of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation. Investor Services Group assists the Investment Manager in the performance of its administrative responsibilities to the Fund. As compensation for these services the Investment Manager pays Investor Services Group a flat fee of $720,000 per annum, $70,000 of which the Endeavor Select 50 and the Endeavor High Yield Portfolios pay Investor Services Group directly, provided that the aggregate net assets of the twelve Portfolios do not exceed $1 billion; if the aggregate net assets of the twelve Portfolios exceed $1 billion, Investor Services Group shall also be entitled to receive an additional fee of 0.01% of any net assets in excess of $1 billion.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank serves as the Adviser to the Dreyfus Small Cap Value Portfolio and the Dreyfus U.S. Government Securities Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Dreyfus a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Dreyfus Small Cap Value Portfolio -- .375% and Dreyfus U.S. Government Securities Portfolio -- .15%.

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

J.P. Morgan Investment Management Inc. ("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, serves as the Adviser to the Endeavor Enhanced Index Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Morgan a monthly fee at an annual rate of
 .35% of the average daily net assets of the Portfolio.

OpCap Advisors ("OpCap") a subsidiary of Oppenheimer Capital, serves as the Adviser to the Endeavor Opportunity Value Portfolio and the Endeavor Value Equity Portfolio pursuant to separate investment advisory agreements between the Investment Manager and OpCap. As compensation for its services as investment adviser, the Investment Manager pays OpCap a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio, subject to reduction with respect to the Opportunity Value Portfolio in certain circumstances.

Morgan Stanley Asset Management Inc. ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Company, serves as the Adviser to the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio pursuant to separate investment advisory agreements between the Investment Manager and Morgan Stanley. As compensation for its services as investment adviser, the Investment Manager pays Morgan Stanley a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Endeavor Asset Allocation Portfolio -- .30% and Endeavor Money Market
Portfolio -- .25%.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to the
T. Rowe Price Equity Income Portfolio and to the T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture between T. Rowe Price and Robert Fleming Holdings Limited, serves as the Adviser to the T. Rowe Price International Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Price-Fleming a monthly fee at the annual rate of .75% of the average daily net assets of the Portfolio up to $20 million., .60% of the average daily net assets of the Portfolio in excess of $20 million up to $50 million and .50% of the average daily net assets of the Portfolio in excess of $50 million. At such time as the net assets of the Portfolio exceed $200 million, the fee shall be .50% of total average daily net assets.

Montgomery Asset Management LLC ("Montgomery"), a wholly owned subsidiary of Commerzbank AG, serves as the Adviser to the Endeavor Select 50 Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Montgomery a fee at the annual rate of .70% of the average daily net assets of the Portfolio.

Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.) , serves as the Adviser to the Endeavor High Yield Portfolio. As compensation for its services as investment adviser, the Investment Manager pays MFS a fee at the annual rate of .375% of the average daily net assets of the Portfolio.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses do not exceed the following percentages of the respective Portfolio's average daily net assets: Dreyfus Small Cap Value Portfolio -- 1.30%, Dreyfus U.S. Government Securities Portfolio -- 1.00%, Endeavor Enhanced Index Portfolio --1.30%, Endeavor Opportunity Value
Portfolio -- 1.30%, Endeavor Value Equity Portfolio -- 1.30%, Endeavor Managed Asset Allocation Portfolio -- 1.25%, Endeavor Money Market Portfolio -- .99%,
T. Rowe Price Equity Income Portfolio -- 1.30%, T. Rowe Price Growth Stock Portfolio -- 1.30%, T. Rowe Price International Stock Portfolio -- 1.53%, Endeavor Select 50 Portfolio -- 1.50% and Endeavor High Yield Portfolio --
 1.30%. For the six months ended June 30, 1998, the Investment Manager waived and/or reimbursed expenses of $23,899 for the Endeavor Enhanced Index Portfolio.

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

The Fund's custodian, Boston Safe Deposit and Trust Company, has agreed to compensate the Portfolios and decrease custody fees for cash balances left uninvested by each Portfolio. For the six months ended June 30, 1998, the Fund's expenses were reduced by $25,816.

For the six months ended June 30, 1998, the Fund incurred total brokerage commissions of $27,064 of which $23,819 was paid to CIBC Oppenheimer Corp, a former affiliate of OpCap Advisors, $733 was paid to Jardine Fleming Group Ltd., $595 was

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

paid to Ord Minnett Securities, Ltd., Australia and $1,917 was paid to Robert Fleming Holdings Ltd., brokers affiliated with certain of the Fund's Advisers.

No director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers or Investor Services Group received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers, Investor Services Group or any of their affiliates $10,000 per annum plus $500 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses.

3. PURCHASES AND SALES OF SECURITIES

Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 1998 were as follows:

                                     PURCHASES                  SALES
                             ------------------------- ------------------------
                                U. S.                     U.S.
                              GOVERNMENT     OTHER     GOVERNMENT     OTHER
                             ------------ ------------ ----------- ------------
    Dreyfus Small Cap Value
     Portfolio.............. $    --      $133,668,033 $   --      $118,531,597
    Dreyfus U.S. Government
     Securities Portfolio...  109,218,414   66,776,704  95,390,993   68,199,198
    Endeavor Enhanced Index
     Portfolio..............      --        25,244,883     --        12,075,252
    Endeavor Opportunity
     Value Portfolio........      --       17,025,100      --         5,887,451
    Endeavor Value Equity
     Portfolio..............      --        56,224,616     --        22,356,365
    Endeavor Asset
     Allocation Portfolio...  111,998,640  259,170,522  99,089,853  251,647,132
    T. Rowe Price Equity
     Income Portfolio.......      --        59,294,393     100,000   21,974,185
    T. Rowe Price Growth
     Stock Portfolio........      --        61,103,849     --        38,929,670
    T. Rowe Price
     International Stock
     Portfolio..............      --       138,318,400     --        18,674,319
    Endeavor Select 50
     Portfolio..............      --        28,077,269     --         9,279,856
    Endeavor High Yield
     Portfolio..............      --         4,665,711     --           163,388

At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                   TAX BASIS
                                        TAX BASIS    TAX BASIS   NET UNREALIZED
                                        UNREALIZED   UNREALIZED  APPRECIATION/
                                       APPRECIATION DEPRECIATION (DEPRECIATION)
                                       ------------ ------------ --------------
    Dreyfus Small Cap Value
     Portfolio.......................  $14,449,572  $15,629,658   $(1,180,086)
    Dreyfus U.S. Government
     Securities Portfolio............    1,412,001       19,005     1,392,996
    Endeavor Enhanced Index
     Portfolio.......................    4,201,055      675,350     3,525,705
    Endeavor Opportunity Value
     Portfolio.......................    4,460,666    1,012,663     3,448,003
    Endeavor Value Equity Portfolio..   79,091,291    4,301,208    74,790,083
    Endeavor Asset Allocation
     Portfolio.......................   27,979,447    6,873,619    21,105,828
    T. Rowe Price Equity Income
     Portfolio.......................   37,899,001    5,215,456    32,683,545
    T. Rowe Price Growth Stock
     Portfolio.......................   39,715,216    2,617,797    37,097,419
    T. Rowe Price International Stock
     Portfolio.......................   54,970,407   11,875,467    43,094,940
    Endeavor Select 50 Portfolio.....    1,755,558    1,154,469       601,089
    Endeavor High Yield Portfolio....       11,959       34,000       (22,041)

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Fund are presently divided into twelve series of shares, each series representing one of the Fund's twelve Portfolios. Since the Endeavor Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED           YEAR ENDED
                                      06/30/98                12/31/97
                               -----------------------  ----------------------
                                SHARES       AMOUNT      SHARES      AMOUNT
                               ---------  ------------  ---------  -----------
    DREYFUS SMALL CAP VALUE
     PORTFOLIO:
    Sold.....................  1,408,087  $ 23,979,032  2,854,599  $46,267,300
    Issued as reinvestment of
     dividends...............  1,295,096    20,190,540    796,124   11,695,060
    Redeemed.................   (637,733)  (10,736,326)  (579,781)  (9,300,638)
                               ---------  ------------  ---------  -----------
    Net increase.............  2,065,450  $ 33,433,246  3,070,942  $48,661,722
                               =========  ============  =========  ===========
                                  SIX MONTHS ENDED           YEAR ENDED
                                      06/30/98                12/31/97
                               -----------------------  ----------------------
                                SHARES       AMOUNT      SHARES      AMOUNT
                               ---------  ------------  ---------  -----------
    DREYFUS U.S. GOVERNMENT
     SECURITIES PORTFOLIO:
    Sold.....................  1,533,964  $ 18,385,591  2,054,139  $23,404,469
    Issued as reinvestment of
     dividends...............    170,301     2,007,843     96,135    1,063,251
    Redeemed.................   (286,183)   (3,430,746)  (432,109)  (4,934,965)
                               ---------  ------------  ---------  -----------
    Net increase.............  1,418,082  $ 16,962,688  1,718,165  $19,532,755
                               =========  ============  =========  ===========
                                  SIX MONTHS ENDED           YEAR ENDED
                                      06/30/98                12/31/97#
                               -----------------------  ----------------------
                                SHARES       AMOUNT      SHARES      AMOUNT
                               ---------  ------------  ---------  -----------
    ENDEAVOR ENHANCED INDEX
     PORTFOLIO:
    Sold.....................  1,536,085  $ 21,205,460  1,676,961  $19,232,288
    Issued as reinvestment of
     dividends...............      9,636       135,390     --          --
    Redeemed.................   (539,029)   (7,611,670)   (65,048)    (791,470)
                               ---------  ------------  ---------  -----------
    Net increase.............  1,006,692  $ 13,729,180  1,611,913  $18,440,818
                               =========  ============  =========  ===========
                                  SIX MONTHS ENDED           YEAR ENDED
                                      06/30/98                12/31/97
                               -----------------------  ----------------------
                                SHARES       AMOUNT      SHARES      AMOUNT
                               ---------  ------------  ---------  -----------
    ENDEAVOR OPPORTUNITY
     VALUE PORTFOLIO:
    Sold.....................  1,123,788  $ 14,009,426  2,313,198  $25,586,520
    Issued as reinvestment of
     dividends...............     35,206       441,487         80          852
    Redeemed.................   (131,486)   (1,674,685)  (102,942)  (1,134,806)
                               ---------  ------------  ---------  -----------
    Net increase.............  1,027,508  $ 12,776,228  2,210,336  $24,452,566
                               =========  ============  =========  ===========

   ------------
   # The Endeavor Enhanced Index Portfolio commenced operations on May 2,
     1997.

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

                                    SIX MONTHS ENDED                   YEAR
ENDED
                                        06/30/98                        12/31/97
                             ------------------------------  -------------------
-----------
                                  SHARES          AMOUNT          SHARES
AMOUNT
                             ----------------- ------------  ----------------- -
-----------
    ENDEAVOR VALUE EQUITY
     PORTFOLIO:
    Sold....................      1,178,073    $ 25,978,956       3,232,180    $
61,464,872
    Issued as reinvestment
     of dividends...........        298,801       6,606,489         325,993
5,809,197
    Redeemed................       (446,364)     (9,917,744)       (557,099)
(10,797,494)
                                -----------    ------------     -----------    -
-----------
    Net increase............      1,030,510    $ 22,667,701       3,001,074    $
56,476,575
                                ===========    ============     ===========
============
                                    SIX MONTHS ENDED                   YEAR
ENDED
                                        06/30/98                        12/31/97
                             ------------------------------  -------------------
-----------
                                  SHARES          AMOUNT          SHARES
AMOUNT
                             ----------------- ------------  ----------------- -
-----------
    ENDEAVOR ASSET
     ALLOCATION PORTFOLIO:
    Sold....................        919,562    $ 21,903,780       1,736,406    $
36,394,153
    Issued as reinvestment
     of dividends...........      1,453,955      32,423,186         170,745
3,471,255
    Redeemed................       (958,377)    (22,708,938)     (1,086,805)
(22,793,784)
                                -----------    ------------     -----------    -
-----------
    Net increase............      1,415,140    $ 31,618,028         820,346    $
17,071,624
                                ===========    ============     ===========
============
                             SIX MONTHS ENDED                   YEAR ENDED
                                 06/30/98                        12/31/97
                             -----------------               -----------------
                             SHARES AND AMOUNT               SHARES AND AMOUNT
                             -----------------               -----------------
    ENDEAVOR MONEY MARKET
     PORTFOLIO:
    Sold....................    $55,058,264                     $60,627,400
    Issued as reinvestment
     of dividends...........      1,515,632                       2,583,983
    Redeemed................    (40,704,876)                    (53,594,899)
                                -----------                     -----------
    Net increase............    $15,869,020                     $ 9,616,484
                                ===========                     ===========
                                    SIX MONTHS ENDED                   YEAR
ENDED
                                        06/30/98                        12/31/97
                             ------------------------------  -------------------
-----------
                                  SHARES          AMOUNT          SHARES
AMOUNT
                             ----------------- ------------  ----------------- -
-----------
    T. ROWE PRICE EQUITY
     INCOME PORTFOLIO:
    Sold....................      2,034,890    $ 40,996,136       5,318,386    $
92,122,352
    Issued as reinvestment
     of dividends...........        584,990      11,454,107         195,942
3,254,603
    Redeemed................       (287,901)     (5,783,091)       (367,672)
(6,181,066)
                                -----------    ------------     -----------    -
-----------
    Net increase............      2,331,979    $ 46,667,152       5,146,656    $
89,195,889
                                ===========    ============     ===========
============
                                    SIX MONTHS ENDED                   YEAR
ENDED
                                        06/30/98                        12/31/97
                             ------------------------------  -------------------
-----------
                                  SHARES          AMOUNT          SHARES
AMOUNT
                             ----------------- ------------  ----------------- -
-----------
    T. ROWE PRICE GROWTH
     STOCK PORTFOLIO:
    Sold....................      1,305,576    $ 30,061,570       2,718,480    $
50,798,964
    Issued as reinvestment
     of dividends...........        287,973       6,508,200          35,593
639,613
    Redeemed................       (306,188)     (6,941,780)       (490,826)
(9,143,649)
                                -----------    ------------     -----------    -
-----------
    Net increase............      1,287,361    $ 29,627,990       2,263,247    $
42,294,928
                                ===========    ============     ===========
============

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

                                SIX MONTHS ENDED            YEAR ENDED
                                    06/30/98                 12/31/97
                             -----------------------  -----------------------
                              SHARES       AMOUNT      SHARES       AMOUNT
                             ---------  ------------  ---------  ------------
    T. ROWE PRICE
     INTERNATIONAL STOCK
     PORTFOLIO:
    Sold....................   960,097  $ 15,116,130  2,814,522  $ 40,791,148
    Issued as reinvestment
     of dividends...........   162,553     2,589,463     70,239     1,046,567
    Redeemed................  (838,292)  (13,068,651)  (941,417)  (13,569,758)
                             ---------  ------------  ---------  ------------
    Net increase............   284,358  $  4,636,942  1,943,344  $ 28,267,957
                             =========  ============  =========  ============
                                  PERIOD ENDED
                                   06/30/98##
                             -----------------------
                              SHARES       AMOUNT
                             ---------  ------------
    ENDEAVOR SELECT 50
     PORTFOLIO:
    Sold.................... 2,049,227  $ 21,386,015
    Issued as reinvestment
     of dividends...........       --            --
    Redeemed................   (64,417)     (725,223)
                             ---------  ------------
    Net increase............ 1,984,810  $ 20,660,792
                             =========  ============
                                  PERIOD ENDED
                                  06/30/98###
                             -----------------------
                              SHARES       AMOUNT
                             ---------  ------------
    ENDEAVOR HIGH YIELD
     PORTFOLIO:
    Sold....................   498,056  $  4,977,650
    Issued as reinvestment
     of dividends...........        --            --
    Redeemed................       (16)         (155)
                             ---------  ------------
    Net increase............   498,040  $  4,977,495
                             =========  ============

   ------------
   ##  The Endeavor Select 50 Portfolio commenced operations on February 3,
       1998.
   ### The Endeavor High Yield Portfolio commenced operations on June 1,
       1998.

5. ORGANIZATION COSTS

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio. In the event that any of the initial shares (Dreyfus Small Cap Value Portfolio -- 10 shares, Dreyfus U.S. Government Securities Portfolio -- 10 shares, Endeavor Enhanced Index Portfolio -- 10 shares, Endeavor Opportunity Value Portfolio -- 10 shares, Endeavor Value Equity Portfolio -- 10 shares, Endeavor Asset Allocation Portfolio -- 10,000 shares, Endeavor Money Market Portfolio -100,000 shares, T. Rowe Price Equity Income Portfolio -- 10 shares, T. Rowe Price Growth Stock Portfolio -- 10 shares, T. Rowe Price International Stock Portfolio -- 10,000 shares, Endeavor Select 50 Portfolio -- 10 shares, and Endeavor High Yield Portfolio -- 10 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations.

6. CONCENTRATION OF RISK

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1998 (UNAUDITED)

The Endeavor High Yield Portfolio invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

Each Portfolio may invest up to 15% (10% with respect to Dreyfus U.S. Government Securities Portfolio and Endeavor Money Market Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

7. CAPITAL LOSS CARRYFORWARD

As of December 31, 1997, the Endeavor Money Market Portfolio had available for federal tax purposes unused capital loss carryforwards as follows:

        EXPIRING IN 2002   EXPIRING IN 2003 EXPIRING IN 2004 EXPIRING IN 2005
        ----------------   ---------------- ---------------- ----------------
              $215               $ --             $763             $146

                             ENDEAVOR SERIES TRUST

                       SPECIAL MEETINGS OF SHAREHOLDERS

                                APRIL 21, 1998

At a special meeting of the shareholders of the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio held on April 21, 1998:

(i) New investment advisory agreements between the Investment Manager and Morgan Stanley Asset Management Inc. relating to the Portfolios were approved by the shareholders as follows:

                                           FOR     AGAINST ABSTAINED   TOTAL
                                        ---------- ------- --------- ----------
Endeavor Asset Allocation Portfolio.... 12,228,019 134,374 1,074,991 13,437,384
Endeavor Money Market Portfolio........ 52,985,229 575,926 4,031,485 57,592,640

(ii) An amendment to the Endeavor Asset Allocation Portfolio's investment restriction regarding illiquid securities and a change of this restriction to non-fundamental was approved by the shareholders as follows:

                                           FOR     AGAINST ABSTAINED   TOTAL
                                        ---------- ------- --------- ----------
Endeavor Asset Allocation Portfolio.... 11,690,524 403,122 1,343,738 13,437,384

                               FEBRUARY 23, 1998

At a special meeting of the shareholders held on February 23, 1998, the Brokerage Enhancement Plan between the Endeavor Group and the Endeavor Series Trust was approved by the shareholders of each Portfolio of the Trust as follows:

                                         FOR      AGAINST  ABSTAINED   TOTAL
                                      ---------- --------- --------- ----------
Dreyfus Small Cap Value Portfolio...   8,163,827   266,211   443,686  8,873,724
Dreyfus U.S. Government Securities
 Portfolio..........................   3,585,467   119,515   278,870  3,983,852
Endeavor Enhanced Index Portfolio...   1,501,183    48,951    81,586  1,631,720
Endeavor Opportunity Value
 Portfolio..........................   2,081,127    69,371   161,865  2,312,363
Endeavor Value Equity Portfolio.....   9,608,763   208,886   626,658 10,444,307
Endeavor Asset Allocation
 Portfolio..........................  12,484,930   407,117   678,529 13,570,576
Endeavor Money Market Portfolio.....  44,066,576 3,110,581 4,665,873 51,843,030
T. Rowe Price Equity Income
 Portfolio..........................   9,302,702   306,682   613,365 10,222,749
T. Rowe Price Growth Stock Portfolio
 ...................................   5,400,442   178,036   356,073  5,934,551
T. Rowe Price International Stock
 Portfolio..........................  10,526,940   347,042   694,084 11,568,066